UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00945

Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

(b)	Not applicable.

SEMIANNUAL REPORT
VIRTUS EQUITY TRUST

March 31, 2023
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus KAR Small-Mid Cap Growth Fund
Virtus KAR Small-Mid Cap Value Fund
Virtus SGA Emerging Markets Growth Fund
Virtus SGA Global Growth Fund
Virtus SGA New Leaders Growth Fund
Virtus Tactical Allocation Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To Virtus Equity Trust Shareholders:
I am pleased to present this semiannual report, which reviews the performance of your Fund for the six months ended March 31, 2023.
The reporting period saw markets stabilize somewhat after a challenging 2022. The Federal Reserve (Fed) and other central banks continued to tighten monetary policy in order to control inflation. Several economic indicators improved during the six months, and other positive signs included falling energy prices. However, the failure of several banks toward the end of the period made investors more nervous about the outlook for growth.
U.S. equities posted positive returns for the six months ended March 31, 2023. Large-capitalization stocks returned 15.63%, as measured by the S&P 500® Index, while small-cap stocks were up 9.14%, as measured by the Russell 2000® Index. International equities also saw gains, with developed markets, as measured by the MSCI EAFE® Index (net), up 27.27%, while emerging markets, as measured by the MSCI Emerging Markets Index (net), returned 14.04%.
In fixed income markets, the yield on the 10-year Treasury fell to 3.48% on March 31, 2023, from 3.83% on September 30, 2022. The broader U.S. fixed income market, as represented by the Bloomberg U.S. Aggregate Bond Index, returned 4.89% for the six-month period, while non-investment grade bonds, as measured by the Bloomberg U.S. Corporate High Yield Bond Index, rose 7.89%.
We remain focused on the long term and committed to your success. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. Thank you for your continued confidence in us.
Sincerely,
George R. Aylward
President,Virtus Equity Trust
May 2023
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investing involves risk, including the risk of loss of principal invested.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,151.60	1.22%	$ 6.54
	Class C	1,000.00	1,146.60	2.05	10.97
	Class I	1,000.00	1,153.30	1.03	5.53
	Class R6	1,000.00	1,155.10	0.73	3.92
KAR Equity Income Fund
	Class A	1,000.00	1,111.00	1.20	6.32
	Class C	1,000.00	1,106.60	1.95	10.24
	Class I	1,000.00	1,112.60	0.95	5.00
	Class R6	1,000.00	1,112.90	0.91	4.79
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,142.70	1.35	7.21
	Class C	1,000.00	1,139.10	2.10	11.20
	Class I	1,000.00	1,144.30	1.10	5.88
	Class R6	1,000.00	1,146.50	0.78	4.17
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,170.60	1.20	6.49
	Class C	1,000.00	1,166.40	1.95	10.53
	Class I	1,000.00	1,172.20	0.95	5.14
	Class R6	1,000.00	1,172.60	0.87	4.71
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,099.80	1.26	6.60
	Class C	1,000.00	1,095.60	2.04	10.66
	Class I	1,000.00	1,101.10	1.05	5.50
	Class R6	1,000.00	1,102.30	0.83	4.35
KAR Small-Cap Core Fund
	Class A	1,000.00	1,195.80	1.26	6.90
	Class C	1,000.00	1,191.50	2.00	10.93
	Class I	1,000.00	1,197.50	1.00	5.48
	Class R6	1,000.00	1,197.70	0.92	5.04
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,153.70	1.36	7.30
	Class C	1,000.00	1,149.40	2.10	11.25
	Class I	1,000.00	1,155.10	1.12	6.02
	Class R6	1,000.00	1,155.80	1.00	5.37

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Cap Value Fund
	Class A	$1,000.00	$1,095.10	1.22%	$ 6.37
	Class C	1,000.00	1,090.70	2.00	10.42
	Class I	1,000.00	1,095.80	1.01	5.28
	Class R6	1,000.00	1,097.20	0.91	4.76
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,192.90	1.29	7.05
	Class C	1,000.00	1,188.20	2.05	11.18
	Class I	1,000.00	1,193.70	1.04	5.69
	Class R6	1,000.00	1,195.50	0.95	5.20
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	1,146.20	1.30	6.96
	Class C	1,000.00	1,141.50	2.05	10.95
	Class I	1,000.00	1,146.70	1.05	5.62
	Class R6	1,000.00	1,146.50	0.99	5.30
KAR Small-Mid Cap Value Fund
	Class A	1,000.00	1,102.20	1.17	6.13
	Class C	1,000.00	1,098.60	1.92	10.05
	Class I	1,000.00	1,105.50	0.92	4.83
	Class R6	1,000.00	1,104.90	0.82	4.30
SGA Emerging Markets Growth Fund
	Class A	1,000.00	1,168.70	1.48	8.00
	Class C	1,000.00	1,163.40	2.23	12.03
	Class I	1,000.00	1,169.40	1.23	6.65
	Class R6	1,000.00	1,170.80	1.05	5.68
SGA Global Growth Fund
	Class A	1,000.00	1,183.70	1.35	7.35
	Class C	1,000.00	1,178.70	2.10	11.41
	Class I	1,000.00	1,184.90	1.11	6.05
	Class R6	1,000.00	1,186.00	0.90	4.91
SGA New Leaders Growth Fund
	Class A	1,000.00	1,120.10	1.34	7.08
	Class C	1,000.00	1,115.40	2.09	11.02
	Class I	1,000.00	1,121.10	1.09	5.76
	Class R6	1,000.00	1,123.80	0.91	4.82
Tactical Allocation Fund
	Class A	1,000.00	1,131.50	0.99	5.26
	Class C	1,000.00	1,126.90	1.75	9.28
	Class I	1,000.00	1,133.10	0.76	4.04
	Class R6	1,000.00	1,132.90	0.60	3.19

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,018.85	1.22%	$ 6.14
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.80	1.03	5.19
	Class R6	1,000.00	1,021.29	0.73	3.68
KAR Equity Income Fund
	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.39	0.91	4.58
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,018.20	1.35	6.79
	Class C	1,000.00	1,014.46	2.10	10.55
	Class I	1,000.00	1,019.45	1.10	5.54
	Class R6	1,000.00	1,021.04	0.78	3.93
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.59	0.87	4.38
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,018.65	1.26	6.34
	Class C	1,000.00	1,014.76	2.04	10.25
	Class I	1,000.00	1,019.70	1.05	5.29
	Class R6	1,000.00	1,020.79	0.83	4.18
KAR Small-Cap Core Fund
	Class A	1,000.00	1,018.65	1.26	6.34
	Class C	1,000.00	1,014.96	2.00	10.05
	Class I	1,000.00	1,019.95	1.00	5.04
	Class R6	1,000.00	1,020.34	0.92	4.63
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,018.15	1.36	6.84
	Class C	1,000.00	1,014.46	2.10	10.55
	Class I	1,000.00	1,019.35	1.12	5.64
	Class R6	1,000.00	1,019.95	1.00	5.04
KAR Small-Cap Value Fund
	Class A	1,000.00	1,018.85	1.22	6.14
	Class C	1,000.00	1,014.96	2.00	10.05
	Class I	1,000.00	1,019.90	1.01	5.09
	Class R6	1,000.00	1,020.39	0.91	4.58
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,018.50	1.29	6.49
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.75	1.04	5.24
	Class R6	1,000.00	1,020.19	0.95	4.78
KAR Small-Mid Cap Growth Fund
	Class A	1,000.00	1,018.45	1.30	6.54
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.70	1.05	5.29
	Class R6	1,000.00	1,020.00	0.99	4.99
KAR Small-Mid Cap Value Fund
	Class A	1,000.00	1,019.10	1.17	5.89
	Class C	1,000.00	1,015.36	1.92	9.65
	Class I	1,000.00	1,020.34	0.92	4.63
	Class R6	1,000.00	1,020.84	0.82	4.13

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF October 1, 2022 TO March 31, 2023
		Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio	Expenses Paid During Period*
SGA Emerging Markets Growth Fund
	Class A	$1,000.00	$1,017.55	1.48%	$ 7.44
	Class C	1,000.00	1,013.81	2.23	11.20
	Class I	1,000.00	1,018.80	1.23	6.19
	Class R6	1,000.00	1,019.70	1.05	5.29
SGA Global Growth Fund
	Class A	1,000.00	1,018.20	1.35	6.79
	Class C	1,000.00	1,014.46	2.10	10.55
	Class I	1,000.00	1,019.40	1.11	5.59
	Class R6	1,000.00	1,020.44	0.90	4.53
SGA New Leaders Growth Fund
	Class A	1,000.00	1,018.25	1.34	6.74
	Class C	1,000.00	1,014.51	2.09	10.50
	Class I	1,000.00	1,019.50	1.09	5.49
	Class R6	1,000.00	1,020.39	0.91	4.58
Tactical Allocation Fund
	Class A	1,000.00	1,020.00	0.99	4.99
	Class C	1,000.00	1,016.21	1.75	8.80
	Class I	1,000.00	1,021.14	0.76	3.83
	Class R6	1,000.00	1,021.94	0.60	3.02

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
March 31, 2023
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Bloomberg U.S. Aggregate Bond Index
The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg U.S. Corporate High Yield Bond Index
The Bloomberg U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Build America Municipal Insured (“BAM”)
Build America Municipal Insured Bonds are municipal bonds insured against default by Build America Mutual, a Financial Guaranty insurance company.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)
March 31, 2023
For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2023.
KAR Capital Growth Fund
Information Technology	29%
Consumer Discretionary	20
Financials	16
Health Care	11
Industrials	8
Consumer Staples	7
Energy	4
Other	5
Total	100%
KAR Equity Income Fund
Financials	17%
Industrials	15
Health Care	14
Consumer Staples	12
Utilities	9
Materials	8
Information Technology	7
Other (includes short-term investment and securities lending collateral)	18
Total	100%

KAR Global Quality Dividend Fund
Financials	21%
Utilities	14
Communication Services	13
Industrials	10
Health Care	9
Consumer Staples	9
Materials	6
Other (includes short-term investment and securities lending collateral)	18
Total	100%
KAR Mid-Cap Core Fund
Industrials	34%
Information Technology	20
Health Care	13
Financials	13
Consumer Discretionary	8
Consumer Staples	4
Real Estate	2
Short-Term Investment	6
Total	100%

KAR Mid-Cap Growth Fund
Information Technology	26%
Consumer Discretionary	20
Health Care	14
Consumer Staples	12
Industrials	10
Financials	9
Energy	4
Other (includes short-term investment)	5
Total	100%
KAR Small-Cap Core Fund
Industrials	43%
Financials	22
Information Technology	12
Consumer Discretionary	7
Health Care	6
Communication Services	4
Consumer Staples	2
Other (includes short-term investment)	4
Total	100%

KAR Small-Cap Growth Fund
Financials	30%
Information Technology	18
Consumer Discretionary	17
Industrials	12
Communication Services	12
Health Care	6
Consumer Staples	3
Other (includes short-term investment and securities lending collateral)	2
Total	100%
KAR Small-Cap Value Fund
Industrials	35%
Financials	26
Consumer Discretionary	15
Consumer Staples	7
Materials	6
Real Estate	4
Health Care	3
Other (includes short-term investment)	4
Total	100%

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2023
KAR Small-Mid Cap Core Fund
Information Technology	31%
Industrials	24
Consumer Discretionary	16
Health Care	11
Financials	11
Materials	2
Short-Term Investment	5
Total	100%
KAR Small-Mid Cap Growth Fund
Information Technology	24%
Industrials	21
Health Care	21
Financials	13
Consumer Discretionary	6
Communication Services	4
Consumer Staples	4
Short-Term Investment	7
Total	100%

KAR Small-Mid Cap Value Fund
Industrials	30%
Information Technology	19
Financials	14
Consumer Discretionary	12
Real Estate	7
Consumer Staples	7
Materials	5
Other (includes short-term investment)	6
Total	100%
SGA Emerging Markets Growth Fund
Consumer Staples	35%
Consumer Discretionary	23
Financials	21
Communication Services	8
Information Technology	4
Health Care	4
Materials	2
Other (includes securities lending collateral)	3
Total	100%

SGA Global Growth Fund
Information Technology	31%
Health Care	20
Financials	18
Consumer Discretionary	10
Consumer Staples	8
Communication Services	3
Real Estate	3
Other (includes short-term investment and securities lending collateral)	7
Total	100%
SGA New Leaders Growth Fund
Health Care	21%
Consumer Staples	16
Information Technology	16
Financials	15
Consumer Discretionary	10
Communication Services	10
Materials	6
Other	6
Total	100%

VIRTUS EQUITY TRUST
PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited) (Continued)
March 31, 2023
Tactical Allocation Fund
Common Stocks		65%
Information Technology	16%
Consumer Discretionary	11
Financials	10
All Other Common Stocks	28
Corporate Bonds and Notes		12
Financials	4
Energy	2
Industrials	1
All Other Corporate Bonds and Notes	5
Mortgage-Backed Securities		8
U.S. Government Securities		6
Asset-Backed Securities		4
Leveraged Loans		2
Municipal Bonds		2
Other (includes short-term investment and securities lending collateral)		1
Total		100%

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.8%
Communication Services—2.8%
Trade Desk, Inc. (The) Class A(1)	228,495	$ 13,918
Consumer Discretionary—19.8%
Airbnb, Inc. Class A(1)	84,207	10,475
Amazon.com, Inc.(1)	221,968	22,927
AutoZone, Inc.(1)	3,509	8,626
Home Depot, Inc. (The)	31,580	9,320
Marriott International, Inc. Class A	79,854	13,259
MercadoLibre, Inc.(1)	7,460	9,833
NIKE, Inc. Class B	136,289	16,714
Ross Stores, Inc.	88,339	9,375
		100,529

Consumer Staples—6.9%
Estee Lauder Cos., Inc. (The) Class A	40,776	10,050
McCormick & Co., Inc. Non-voting Shares	101,355	8,434
Monster Beverage Corp.(1)	215,652	11,647
PepsiCo, Inc.	25,834	4,709
		34,840

Energy—3.7%
Devon Energy Corp.	65,485	3,314
Hess Corp.	40,723	5,389
Pioneer Natural Resources Co.	27,159	5,547
Schlumberger N.V.	86,118	4,229
		18,479

	Shares	Value

Financials—15.9%
Bank of America Corp.	358,809	$ 10,262
Block, Inc. Class A(1)	120,314	8,259
MarketAxess Holdings, Inc.	23,979	9,383
Progressive Corp. (The)	90,459	12,941
S&P Global, Inc.	21,948	7,567
Visa, Inc. Class A	143,285	32,305
		80,717

Health Care—10.5%
Danaher Corp.	59,367	14,963
Eli Lilly & Co.	12,337	4,237
HealthEquity, Inc.(1)	67,857	3,984
IDEXX Laboratories, Inc.(1)	12,100	6,051
Mettler-Toledo International, Inc.(1)	4,039	6,180
Zoetis, Inc. Class A	107,117	17,829
		53,244

Industrials—8.3%
CoStar Group, Inc.(1)	169,307	11,657
Equifax, Inc.	43,662	8,857
Fair Isaac Corp.(1)	17,795	12,504
Uber Technologies, Inc.(1)	288,779	9,154
		42,172

Information Technology—29.2%
Accenture plc Class A	39,739	11,358
Amphenol Corp. Class A	249,034	20,351
BILL Holdings, Inc.(1)	103,627	8,408
DocuSign, Inc. Class A(1)	54,118	3,155
MongoDB, Inc. Class A(1)	38,976	9,086
NVIDIA Corp.	138,426	38,451
Paycom Software, Inc.(1)	68,927	20,955
Roper Technologies, Inc.	27,647	12,184
	Shares	Value

Information Technology—continued
Snowflake, Inc. Class A(1)	60,588	$ 9,348
Workday, Inc. Class A(1)	70,962	14,656
		147,952

Materials—1.3%
Ecolab, Inc.	40,626	6,725
Real Estate—1.4%
Prologis, Inc.	55,833	6,966
Total Common Stocks (Identified Cost $255,141)		505,542

Total Long-Term Investments—99.8% (Identified Cost $255,141)		505,542

TOTAL INVESTMENTS—99.8% (Identified Cost $255,141)		$505,542
Other assets and liabilities, net—0.2%		960
NET ASSETS—100.0%		$506,502

Abbreviation:
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$505,542	$505,542
Total Investments	$505,542	$505,542
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.8%
Communication Services—6.6%
Omnicom Group, Inc.	40,356	$ 3,807
Verizon Communications, Inc.	151,202	5,880
		9,687

Consumer Discretionary—2.5%
Advance Auto Parts, Inc.	23,281	2,831
McDonald’s Corp.	2,917	816
		3,647

Consumer Staples—12.8%
Coca-Cola Co. (The)	69,380	4,304
Flowers Foods, Inc.	140,429	3,849
Kimberly-Clark Corp.	33,208	4,457
PepsiCo, Inc.	24,643	4,492
Procter & Gamble Co. (The)	10,670	1,587
		18,689

Energy—1.3%
Chevron Corp.	11,997	1,957
Financials—17.6%
Bank of Hawaii Corp.	69,123	3,600
PNC Financial Services Group, Inc. (The)	27,101	3,445
Prudential Financial, Inc.	20,374	1,686
Safety Insurance Group, Inc.	43,418	3,235
T. Rowe Price Group, Inc.	40,649	4,589
U.S. Bancorp	63,461	2,288
Zurich Insurance Group AG ADR(1)	144,194	6,898
		25,741

Health Care—14.5%
AbbVie, Inc.	38,598	6,151
Johnson & Johnson	8,533	1,323
Merck & Co., Inc.	26,647	2,835
Patterson Cos., Inc.	121,295	3,247
Pfizer, Inc.	121,264	4,948
Takeda Pharmaceutical Co., Ltd. Sponsored ADR	169,836	2,799
		21,303

Industrials—15.0%
BAE Systems plc Sponsored ADR(1)	132,201	6,527
MSC Industrial Direct Co., Inc. Class A	70,998	5,964
Snap-on, Inc.	6,537	1,614
	Shares	Value

Industrials—continued
United Parcel Service, Inc. Class B	20,538	$ 3,984
Watsco, Inc.	12,108	3,852
		21,941

Information Technology—7.5%
Cisco Systems, Inc.	80,044	4,185
International Business Machines Corp.	52,317	6,858
		11,043

Materials—7.8%
Amcor plc	487,318	5,546
Eastman Chemical Co.	39,357	3,319
Sonoco Products Co.	42,974	2,622
		11,487

Real Estate—3.9%
Crown Castle, Inc.	18,437	2,467
Getty Realty Corp.	88,255	3,180
		5,647

Utilities—9.3%
Fortis, Inc.	81,822	3,480
Pinnacle West Capital Corp.	40,192	3,185
Southern Co. (The)	69,429	4,831
WEC Energy Group, Inc.	21,842	2,070
		13,566

Total Common Stocks (Identified Cost $132,705)		144,708

Total Long-Term Investments—98.8% (Identified Cost $132,705)		144,708

Short-Term Investment—0.0%
Money Market Mutual Fund—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)	17,096	17
Total Short-Term Investment (Identified Cost $17)		17

	Shares	Value

Securities Lending Collateral—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)(3)	6,723,349	$ 6,723
Total Securities Lending Collateral (Identified Cost $6,723)		6,723

TOTAL INVESTMENTS—103.4% (Identified Cost $139,445)		$151,448
Other assets and liabilities, net—(3.4)%		(5,026)
NET ASSETS—100.0%		$146,422

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
Switzerland	8
United Kingdom	4
Canada	2
Japan	2
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$144,708	$144,708
Money Market Mutual Fund	17	17
Securities Lending Collateral	6,723	6,723
Total Investments	$151,448	$151,448
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into  or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—13.5%
BCE, Inc.	38,888	$ 1,742
Omnicom Group, Inc.	6,171	582
Spark New Zealand Ltd.	459,073	1,454
Verizon Communications, Inc.	34,041	1,324
		5,102

Consumer Discretionary—2.6%
Canadian Tire Corp., Ltd. Class A	7,553	986
Consumer Staples—9.2%
Coca-Cola Co. (The)	9,014	559
Coca-Cola Europacific Partners plc	15,195	899
Flowers Foods, Inc.	27,059	742
PepsiCo, Inc.	3,317	605
Unilever plc	12,718	657
		3,462

Energy—3.0%
TotalEnergies SE	19,313	1,139
Financials—21.7%
Bank of Hawaii Corp.	8,909	464
IGM Financial, Inc.(1)	45,275	1,353
NN Group N.V.	17,605	639
PNC Financial Services Group, Inc. (The)	2,047	260
Royal Bank of Canada	7,475	714
Safety Insurance Group, Inc.	9,007	671
Singapore Exchange Ltd.	79,082	560
Sumitomo Mitsui Trust Holdings, Inc.	14,500	498
Tokio Marine Holdings, Inc.	36,660	705
U.S. Bancorp	16,964	612
Zurich Insurance Group AG	2,065	988
Zurich Insurance Group AG ADR	15,542	744
		8,208

Health Care—9.5%
AbbVie, Inc.	9,463	1,508
Patterson Cos., Inc.	12,862	345
Pfizer, Inc.	17,799	726
Sonic Healthcare Ltd.	13,009	305
Takeda Pharmaceutical Co., Ltd.	21,900	719
		3,603

	Shares	Value

Industrials—10.4%
Adecco Group AG Registered Shares	20,789	$ 753
BAE Systems plc	74,157	899
Deutsche Post AG Registered Shares	23,656	1,106
MSC Industrial Direct Co., Inc. Class A	14,155	1,189
		3,947

Information Technology—4.9%
Cisco Systems, Inc.	3,566	186
International Business Machines Corp.	12,775	1,675
		1,861

Materials—6.6%
Amcor plc	131,654	1,498
Eastman Chemical Co.	7,151	603
Kemira OYJ	22,298	393
		2,494

Real Estate—1.6%
Crown Castle, Inc.	4,545	608
Utilities—14.5%
Fortis, Inc.	28,680	1,220
National Grid plc	45,468	615
Pinnacle West Capital Corp.	10,488	831
Southern Co. (The)	20,988	1,460
Terna - Rete Elettrica Nazionale	123,451	1,013
WEC Energy Group, Inc.	3,802	360
		5,499

Total Common Stocks (Identified Cost $34,426)		36,909

Total Long-Term Investments—97.5% (Identified Cost $34,426)		36,909

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)	335,614	336
Total Short-Term Investment (Identified Cost $336)		336

	Shares	Value

Securities Lending Collateral—3.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)(3)	1,377,857	$ 1,378
Total Securities Lending Collateral (Identified Cost $1,378)		1,378

TOTAL INVESTMENTS—102.0% (Identified Cost $36,140)		$38,623
Other assets and liabilities, net—(2.0)%		(774)
NET ASSETS—100.0%		$37,849

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	44%
Canada	15
Switzerland	10
United Kingdom	8
Japan	5
New Zealand	4
France	3
Other	11
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$36,909	$32,668	$4,241
Money Market Mutual Fund	336	336	—
Securities Lending Collateral	1,378	1,378	—
Total Investments	$38,623	$34,382	$4,241
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into  or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—93.5%
Consumer Discretionary—8.4%
Domino’s Pizza, Inc.	121,868	$ 40,201
Pool Corp.	101,025	34,595
Ross Stores, Inc.	518,053	54,981
		129,777

Consumer Staples—4.1%
Lamb Weston Holdings, Inc.	601,588	62,878
Financials—12.6%
Berkley (W.R.) Corp.	493,286	30,712
Broadridge Financial Solutions, Inc.	343,232	50,308
First Financial Bankshares, Inc.	1,137,162	36,275
Houlihan Lokey, Inc. Class A	561,334	49,111
LPL Financial Holdings, Inc.	141,246	28,588
		194,994

Health Care—13.2%
Azenta, Inc.(1)	1,098,079	48,996
Cooper Cos., Inc. (The)	166,002	61,979
West Pharmaceutical Services, Inc.	268,145	92,904
		203,879

Industrials—33.9%
Allegion plc	367,450	39,218
AMETEK, Inc.	634,001	92,139
Equifax, Inc.	195,712	39,698
Exponent, Inc.	599,913	59,805
	Shares	Value

Industrials—continued
HEICO Corp. Class A	423,421	$ 57,543
Lennox International, Inc.	150,417	37,797
Nordson Corp.	243,685	54,162
Old Dominion Freight Line, Inc.	155,516	53,006
Pentair plc	659,905	36,473
Verisk Analytics, Inc. Class A	272,403	52,263
		522,104

Information Technology—19.8%
Aspen Technology, Inc.(1)	295,057	67,530
Bentley Systems, Inc. Class B	1,235,631	53,120
Dolby Laboratories, Inc. Class A	792,514	67,696
Monolithic Power Systems, Inc.	120,565	60,348
Zebra Technologies Corp. Class A(1)	178,182	56,662
		305,356

Real Estate—1.5%
Equity LifeStyle Properties, Inc.	336,749	22,606
Total Common Stocks (Identified Cost $1,144,834)		1,441,594

Total Long-Term Investments—93.5% (Identified Cost $1,144,834)		1,441,594

	Shares	Value

Short-Term Investment—5.9%
Money Market Mutual Fund—5.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)	91,441,285	$ 91,441
Total Short-Term Investment (Identified Cost $91,441)		91,441

TOTAL INVESTMENTS—99.4% (Identified Cost $1,236,275)		$1,533,035
Other assets and liabilities, net—0.6%		9,020
NET ASSETS—100.0%		$1,542,055

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,441,594	$1,441,594
Money Market Mutual Fund	91,441	91,441
Total Investments	$1,533,035	$1,533,035
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Preferred Stock—1.6%
Information Technology—1.6%
Security Scorecard, Inc. Series E(1)(2)(3)	7,919,250	$ 26,103
Total Preferred Stock (Identified Cost $40,000)		26,103

Common Stocks—96.4%
Communication Services—3.8%
ROBLOX Corp. Class A(2)	457,691	20,587
Trade Desk, Inc. (The) Class A(2)	650,565	39,626
		60,213

Consumer Discretionary—20.2%
Domino’s Pizza, Inc.	85,417	28,177
Global-e Online Ltd.(2)	1,080,853	34,836
Las Vegas Sands Corp.(2)	339,017	19,477
MercadoLibre, Inc.(2)	43,490	57,322
Pool Corp.	125,384	42,937
Rollins, Inc.	684,796	25,700
Ross Stores, Inc.	349,909	37,136
SiteOne Landscape Supply, Inc.(2)	511,444	70,001
		315,586

Consumer Staples—12.1%
Brown-Forman Corp. Class B	620,177	39,859
Celsius Holdings, Inc.(2)	726,581	67,528
Freshpet, Inc.(2)	239,391	15,845
McCormick & Co., Inc. Non-voting Shares	265,670	22,106
Monster Beverage Corp.(2)	500,992	27,059
National Beverage Corp.(2)	334,669	17,644
		190,041

Energy—4.3%
Devon Energy Corp.	287,707	14,561
Diamondback Energy, Inc.	243,269	32,882
Halliburton Co.	605,332	19,153
		66,596

Financials—9.1%
FleetCor Technologies, Inc.(2)	159,246	33,577
Goosehead Insurance, Inc. Class A(2)	722,791	37,730
	Shares	Value

Financials—continued
MarketAxess Holdings, Inc.	71,549	$ 27,996
T. Rowe Price Group, Inc.	267,140	30,160
Toast, Inc. Class A(2)	715,663	12,703
		142,166

Health Care—14.2%
Definitive Healthcare Corp. Class A(2)	803,919	8,305
HealthEquity, Inc.(2)	249,617	14,655
IDEXX Laboratories, Inc.(2)	87,596	43,805
Mettler-Toledo International, Inc.(2)	36,345	55,616
Silk Road Medical, Inc.(2)	624,636	24,442
STAAR Surgical Co.(2)	443,977	28,392
Waters Corp.(2)	43,291	13,404
Zoetis, Inc. Class A	204,826	34,091
		222,710

Industrials—9.4%
CoStar Group, Inc.(2)	486,634	33,505
Equifax, Inc.	220,516	44,729
Fair Isaac Corp.(2)	97,266	68,348
		146,582

Information Technology—23.3%
Amphenol Corp. Class A	631,275	51,588
BILL Holdings, Inc.(2)	296,290	24,041
Datadog, Inc. Class A(2)	304,159	22,100
DocuSign, Inc. Class A(2)	366,192	21,349
DoubleVerify Holdings, Inc.(2)	668,290	20,149
Gartner, Inc.(2)	211,242	68,816
Lattice Semiconductor Corp.(2)	249,827	23,858
MongoDB, Inc. Class A(2)	78,423	18,282
Paycom Software, Inc.(2)	176,055	53,523
Roper Technologies, Inc.	47,914	21,115
Teradyne, Inc.	377,228	40,556
		365,377

Total Common Stocks (Identified Cost $1,108,905)		1,509,271

Total Long-Term Investments—98.0% (Identified Cost $1,148,905)		1,535,374

	Shares	Value

Short-Term Investment—1.0%
Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(4)	15,153,415	$ 15,153
Total Short-Term Investment (Identified Cost $15,153)		15,153

TOTAL INVESTMENTS—99.0% (Identified Cost $1,164,058)		$1,550,527
Other assets and liabilities, net—1.0%		15,223
NET ASSETS—100.0%		$1,565,750

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is restricted.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	94%
Brazil	4
Israel	2
Total	100%
† % of total investments as of March 31, 2023.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$1,509,271	$1,509,271	$ —
Preferred Stock	26,103	—	26,103
Money Market Mutual Fund	15,153	15,153	—
Total Investments	$1,550,527	$1,524,424	$26,103
There were no securities valued using significant observable inputs (Level 2) at March 31, 2023.
There were no transfers into  or  out of Level 3 related to securities held at March 31, 2023.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Preferred Stocks
Investments in Securities
Balance as of September 30, 2022:	$27,955	$27,955
Change in unrealized appreciation (depreciation)	(1,852)	(1,852)
Balance as of March 31, 2023	$26,103	$26,103
(a) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2022, was $(1,852).
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2023:
Investments in Securities – Assets	Ending Balance at March 31, 2023	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
Security Scorecard, Inc. Series E	$26,103	Market and Company Comparables	EV Multiples	7.12x (2.26.x - 18.92x)
				6.07x (2.01x - 13.82x)
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Communication Services—3.9%
Rightmove plc	9,575,590	$ 66,504
Consumer Discretionary—7.2%
Acushnet Holdings Corp.	1,567,641	79,856
LCI Industries	396,820	43,598
		123,454

Consumer Staples—1.6%
PriceSmart, Inc.	383,189	27,390
Energy—0.9%
Dril-Quip, Inc.(1)	515,146	14,780
Financials—21.8%
Artisan Partners Asset Management, Inc. Class A	1,292,877	41,346
BancFirst Corp.	432,429	35,935
FactSet Research Systems, Inc.	132,840	55,140
First Hawaiian, Inc.	2,638,755	54,437
Moelis & Co. Class A	1,290,917	49,623
Primerica, Inc.	541,087	93,197
RLI Corp.	333,403	44,313
		373,991

Health Care—6.0%
Atrion Corp.	48,880	30,692
CorVel Corp.(1)	379,880	72,284
		102,976

Industrials—42.5%
Donaldson Co., Inc.	373,400	24,398
EMCOR Group, Inc.	698,770	113,613
FTI Consulting, Inc.(1)	651,894	128,651
	Shares	Value

Industrials—continued
Graco, Inc.	925,110	$ 67,542
Kforce, Inc.	445,052	28,145
Landstar System, Inc.	418,009	74,932
RBC Bearings, Inc.(1)	253,487	58,994
Simpson Manufacturing Co., Inc.	861,497	94,455
Toro Co. (The)	627,201	69,720
Watts Water Technologies, Inc. Class A	411,574	69,276
		729,726

Information Technology—12.3%
Aspen Technology, Inc.(1)	188,612	43,168
Clearwater Analytics Holdings, Inc. Class A (1)	949,878	15,160
Jack Henry & Associates, Inc.	169,100	25,487
Manhattan Associates, Inc.(1)	493,220	76,375
Teledyne Technologies, Inc.(1)	114,168	51,074
		211,264

Materials—1.0%
AptarGroup, Inc.	141,312	16,702
Total Common Stocks (Identified Cost $983,187)		1,666,787

Total Long-Term Investments—97.2% (Identified Cost $983,187)		1,666,787

	Shares	Value

Short-Term Investment—1.8%
Money Market Mutual Fund—1.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)	31,260,500	$ 31,261
Total Short-Term Investment (Identified Cost $31,261)		31,261

TOTAL INVESTMENTS—99.0% (Identified Cost $1,014,448)		$1,698,048
Other assets and liabilities, net—1.0%		17,370
NET ASSETS—100.0%		$1,715,418

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,666,787	$1,666,787
Money Market Mutual Fund	31,261	31,261
Total Investments	$1,698,048	$1,698,048
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.4%
Communication Services—12.1%
Auto Trader Group plc	26,638,364	$ 202,490
MediaAlpha, Inc. Class A(1)(2)	3,972,151	59,503
Rightmove plc	24,163,392	167,819
		429,812

Consumer Discretionary—16.7%
Dream Finders Homes, Inc. Class A(1)(2)(3)	3,678,552	48,741
Fox Factory Holding Corp.(1)(2)	2,489,201	302,114
Holley, Inc.(1)(2)	10,610,230	29,072
Ollie’s Bargain Outlet Holdings, Inc.(2)	1,497,885	86,788
Revolve Group, Inc. Class A(1)(2)	4,710,701	123,891
		590,606

Consumer Staples—2.5%
Grocery Outlet Holding Corp.(2)	2,081,022	58,809
PriceSmart, Inc.	428,298	30,615
		89,424

Financials—29.8%
FactSet Research Systems, Inc.	254,090	105,470
Goosehead Insurance, Inc. Class A(1)(2)	1,443,476	75,349
Interactive Brokers Group, Inc. Class A	2,058,856	169,979
MarketAxess Holdings, Inc.	405,852	158,806
Morningstar, Inc.	626,742	127,247
Oportun Financial Corp.(2)	1,462,554	5,646
Ryan Specialty Holdings, Inc. Class A(1)(2)	6,952,150	279,755
ServisFirst Bancshares, Inc.	2,478,065	135,377
		1,057,629

	Shares	Value

Health Care—6.3%
Mesa Laboratories, Inc.	85,353	$ 14,914
National Research Corp.(1)	2,409,518	104,838
U.S. Physical Therapy, Inc.(1)	1,044,500	102,267
		222,019

Industrials—12.2%
AAON, Inc.	2,266,900	219,186
HEICO Corp. Class A	911,883	123,925
Omega Flex, Inc.(1)	806,308	89,855
		432,966

Information Technology—17.8%
Aspen Technology, Inc.(2)	419,668	96,049
BILL Holdings, Inc.(2)	1,423,005	115,463
Blackline, Inc.(2)	1,542,883	103,604
nCino, Inc.(2)	4,710,977	116,738
NVE Corp.(1)	245,690	20,390
Olo, Inc. Class A(1)(2)	8,407,821	68,608
SPS Commerce, Inc.(2)	720,090	109,670
		630,522

Total Common Stocks (Identified Cost $2,333,522)		3,452,978

Total Long-Term Investments—97.4% (Identified Cost $2,333,522)		3,452,978

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(4)	58,685,819	58,686
Total Short-Term Investment (Identified Cost $58,686)		58,686

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(4)(5)	396,360	$ 396
Total Securities Lending Collateral (Identified Cost $396)		396

TOTAL INVESTMENTS—99.0% (Identified Cost $2,392,604)		$3,512,060
Other assets and liabilities, net—1.0%		34,088
NET ASSETS—100.0%		$3,546,148

Footnote Legend:
(1)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
United Kingdom	11
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,452,978	$3,452,978
Money Market Mutual Fund	58,686	58,686
Securities Lending Collateral	396	396
Total Investments	$3,512,060	$3,512,060
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—110.0%
Consumer Discretionary—16.7%
Cheesecake Factory, Inc. (The)	947,215	$ 33,200
Latham Group, Inc.(1)	1,654,025	4,730
Leslie’s, Inc.(1)	2,678,158	29,487
SiteOne Landscape Supply, Inc.(1)	222,068	30,394
Thor Industries, Inc.	418,343	33,317
		131,128

Consumer Staples—7.7%
National Beverage Corp.(1)	643,717	33,937
WD-40 Co.	149,451	26,610
		60,547

Financials—29.3%
Bank of Hawaii Corp.	431,715	22,484
EVERTEC, Inc.	1,032,499	34,847
First Financial Bankshares, Inc.	351,523	11,214
Houlihan Lokey, Inc. Class A	453,515	39,678
Jack Henry & Associates, Inc.	103,645	15,621
Lakeland Financial Corp.	233,926	14,653
Primerica, Inc.	179,435	30,906
RLI Corp.	262,164	34,844
Stock Yards Bancorp, Inc.	459,456	25,334
		229,581

Health Care—3.7%
Azenta, Inc.(1)	641,415	28,620
Industrials—39.0%
Albany International Corp. Class A	274,572	24,536
	Shares	Value

Industrials—continued
Armstrong World Industries, Inc.	353,620	$ 25,192
Construction Partners, Inc. Class A(1)	1,044,353	28,135
Graco, Inc.	202,573	14,790
Hillman Solutions Corp.(1)	4,191,170	35,290
John Bean Technologies Corp.	197,048	21,535
Landstar System, Inc.	201,938	36,199
RBC Bearings, Inc.(1)	157,255	36,598
UniFirst Corp.	173,302	30,541
Watsco, Inc.	164,875	52,456
		305,272

Information Technology—3.7%
American Software, Inc. Class A	806,034	10,164
Badger Meter, Inc.	151,469	18,452
		28,616

Materials—6.0%
HB Fuller Co.	331,500	22,691
Scotts Miracle-Gro Co. (The)	342,813	23,908
		46,599

Real Estate—3.9%
Getty Realty Corp.	847,334	30,530
Total Common Stocks (Identified Cost $646,498)		860,893

Total Long-Term Investments—110.0% (Identified Cost $646,498)		860,893

	Shares	Value

Short-Term Investment—1.4%
Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)	11,449,856	$ 11,450
Total Short-Term Investment (Identified Cost $11,450)		11,450

TOTAL INVESTMENTS—111.4% (Identified Cost $657,948)		$872,343
Other assets and liabilities, net—(11.4)%		(89,594)
NET ASSETS—100.0%		$782,749

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$860,893	$860,893
Money Market Mutual Fund	11,450	11,450
Total Investments	$872,343	$872,343
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—94.3%
Consumer Discretionary—15.7%
Bright Horizons Family Solutions, Inc.(1)	316,018	$ 24,330
Choice Hotels International, Inc.	32,679	3,830
Pool Corp.	152,488	52,218
Rollins, Inc.	641,838	24,088
SiteOne Landscape Supply, Inc.(1)	303,450	41,533
Thor Industries, Inc.	431,977	34,403
		180,402

Financials—10.6%
Berkley (W.R.) Corp.	620,099	38,608
Interactive Brokers Group, Inc. Class A	518,629	42,818
LPL Financial Holdings, Inc.	199,487	40,376
		121,802

Health Care—11.1%
Charles River Laboratories International, Inc.(1)	198,444	40,050
Chemed Corp.	58,778	31,608
Cooper Cos., Inc. (The)	148,620	55,489
		127,147

Industrials—24.1%
Allegion plc	291,185	31,078
Equifax, Inc.	189,272	38,392
Exponent, Inc.	388,648	38,744
Fair Isaac Corp.(1)	46,947	32,989
Lennox International, Inc.	126,770	31,855
	Shares	Value

Industrials—continued
Nordson Corp.	201,350	$ 44,752
Saia, Inc.(1)	84,802	23,073
Watsco, Inc.	111,086	35,343
		276,226

Information Technology—30.4%
ANSYS, Inc.(1)	141,744	47,172
Aspen Technology, Inc.(1)	192,787	44,123
Bentley Systems, Inc. Class B	1,262,681	54,283
Dolby Laboratories, Inc. Class A	460,465	39,333
Jack Henry & Associates, Inc.	248,387	37,437
Teledyne Technologies, Inc.(1)	83,706	37,447
Teradyne, Inc.	413,961	44,505
Zebra Technologies Corp. Class A(1)	142,415	45,288
		349,588

Materials—2.4%
Scotts Miracle-Gro Co. (The)	388,105	27,066
Total Common Stocks (Identified Cost $1,025,739)		1,082,231

Total Long-Term Investments—94.3% (Identified Cost $1,025,739)		1,082,231

	Shares	Value

Short-Term Investment—4.6%
Money Market Mutual Fund—4.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)	53,114,280	$ 53,114
Total Short-Term Investment (Identified Cost $53,114)		53,114

TOTAL INVESTMENTS—98.9% (Identified Cost $1,078,853)		$1,135,345
Other assets and liabilities, net—1.1%		13,164
NET ASSETS—100.0%		$1,148,509

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,082,231	$1,082,231
Money Market Mutual Fund	53,114	53,114
Total Investments	$1,135,345	$1,135,345
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

KAR Small-Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—90.4%
Communication Services—4.2%
Rightmove plc Unsponsored ADR	26,648	$ 370
Consumer Discretionary—5.4%
Ollie’s Bargain Outlet Holdings, Inc.(1)	3,695	214
SiteOne Landscape Supply, Inc.(1)	1,896	260
		474

Consumer Staples—3.9%
Lamb Weston Holdings, Inc.	3,249	340
Financials—12.7%
FactSet Research Systems, Inc.	785	326
MarketAxess Holdings, Inc.	780	305
Ryan Specialty Holdings, Inc. Class A(1)	11,841	476
		1,107

Health Care—20.4%
Atrion Corp.	419	263
Azenta, Inc.(1)	3,532	158
Cooper Cos., Inc. (The)	589	220
HealthEquity, Inc.(1)	5,126	301
Silk Road Medical, Inc.(1)	9,162	358
West Pharmaceutical Services, Inc.	1,377	477
		1,777

Industrials—20.8%
Copart, Inc.(1)	6,203	467
Fair Isaac Corp.(1)	554	389
HEICO Corp. Class A	3,128	425
Saia, Inc.(1)	306	83
TransUnion	3,053	190
	Shares	Value

Industrials—continued
Verisk Analytics, Inc. Class A	1,369	$ 263
		1,817

Information Technology—23.0%
Bentley Systems, Inc. Class B	8,751	376
Clearwater Analytics Holdings, Inc. Class A (1)	14,061	224
Copperleaf Technologies, Inc.(1)	47,647	194
Jack Henry & Associates, Inc.	1,852	279
nCino, Inc.(1)	10,285	255
Teledyne Technologies, Inc.(1)	816	365
Tyler Technologies, Inc.(1)	867	308
		2,001

Total Common Stocks (Identified Cost $8,064)		7,886

Total Long-Term Investments—90.4% (Identified Cost $8,064)		7,886

Short-Term Investment—6.7%
Money Market Mutual Fund—6.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)	583,787	584
Total Short-Term Investment (Identified Cost $584)		584

TOTAL INVESTMENTS—97.1% (Identified Cost $8,648)		$8,470
Other assets and liabilities, net—2.9%		251
NET ASSETS—100.0%		$8,721
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	93%
United Kingdom	5
Canada	2
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$7,886	$7,886
Money Market Mutual Fund	584	584
Total Investments	$8,470	$8,470
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

KAR Small-Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—95.1%
Consumer Discretionary—12.1%
Cheesecake Factory, Inc. (The)	4,026	$ 141
Gentex Corp.	7,076	199
Leslie’s, Inc.(1)	12,283	135
Thor Industries, Inc.	2,371	189
		664

Consumer Staples—6.4%
National Beverage Corp.(1)	3,713	196
WD-40 Co.	862	153
		349

Financials—14.0%
Bank of Hawaii Corp.	2,405	125
Berkley (W.R.) Corp.	4,076	254
Broadridge Financial Solutions, Inc.	1,332	195
LPL Financial Holdings, Inc.	954	193
		767

Health Care—2.3%
CorVel Corp.(1)	655	125
Industrials—29.5%
Armstrong World Industries, Inc.	1,528	109
Graco, Inc.	2,818	206
John Bean Technologies Corp.	1,173	128
Landstar System, Inc.	1,256	225
Lennox International, Inc.	607	152
Oshkosh Corp.	1,510	126
RBC Bearings, Inc.(1)	963	224
Toro Co. (The)	1,995	222
	Shares	Value

Industrials—continued
TransUnion	3,616	$ 225
		1,617

Information Technology—19.2%
American Software, Inc. Class A	6,132	77
CDW Corp.	660	128
Dolby Laboratories, Inc. Class A	2,573	220
Jack Henry & Associates, Inc.	1,371	207
Teradyne, Inc.	1,663	179
Zebra Technologies Corp. Class A(1)	762	242
		1,053

Materials—5.2%
HB Fuller Co.	2,124	146
Scotts Miracle-Gro Co. (The)	1,984	138
		284

Real Estate—6.4%
Lamar Advertising Co. Class A	1,118	112
VICI Properties, Inc. Class A	7,313	238
		350

Total Common Stocks (Identified Cost $5,673)		5,209

Total Long-Term Investments—95.1% (Identified Cost $5,673)		5,209

	Shares	Value

Short-Term Investment—4.1%
Money Market Mutual Fund—4.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)	227,045	$ 227
Total Short-Term Investment (Identified Cost $227)		227

TOTAL INVESTMENTS—99.2% (Identified Cost $5,900)		$5,436
Other assets and liabilities, net—0.8%		43
NET ASSETS—100.0%		$5,479

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,209	$5,209
Money Market Mutual Fund	227	227
Total Investments	$5,436	$5,436
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

SGA Emerging Markets Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.5%
Communication Services—8.2%
Kakao Corp.	2,535	$ 120
NAVER Corp.	1,069	167
Tencent Holdings Ltd.	2,532	124
		411

Consumer Discretionary—23.1%
adidas AG	830	147
Fast Retailing Co., Ltd.	1,185	259
H World Group Ltd.(1)	32,530	159
JD.com, Inc. Class A	6,386	139
Meituan Class B(1)	253	5
MercadoLibre, Inc.(1)	179	236
Yum China Holdings, Inc.	3,514	220
		1,165

Consumer Staples—35.5%
Budweiser Brewing Co. APAC Ltd.	59,472	181
China Mengniu Dairy Co., Ltd.(1)	36,564	150
CP ALL PCL Foreign Shares	143,458	260
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,686	256
Heineken N.V.	1,449	156
L’Oreal S.A.	387	173
Raia Drogasil S.A.	28,027	135
Unilever plc Sponsored ADR	3,047	158
Wal-Mart de Mexico SAB de C.V.	80,079	320
		1,789

Financials—21.1%
AIA Group Ltd.	18,525	194
Bank Central Asia Tbk PT	392,482	230
HDFC Bank Ltd. ADR	4,857	324
Sanlam Ltd.(2)	42,181	134
	Shares	Value

Financials—continued
XP, Inc. Class A(1)	15,375	$ 182
		1,064

Health Care—3.5%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	112,208	179
Information Technology—4.3%
Infosys Ltd. Sponsored ADR	12,378	216
Materials—1.8%
Asian Paints Ltd.	2,736	92
Total Common Stocks (Identified Cost $4,655)		4,916

Total Long-Term Investments—97.5% (Identified Cost $4,655)		4,916

Securities Lending Collateral—2.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(3)(4)	138,479	138
Total Securities Lending Collateral (Identified Cost $138)		138

TOTAL INVESTMENTS—100.2% (Identified Cost $4,793)		$5,054
Other assets and liabilities, net—(0.2)%		(11)
NET ASSETS—100.0%		$5,043

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
China	16%
India	13
Mexico	11
Hong Kong	10
Brazil	6
South Korea	6
Thailand	5
Other	33
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$4,916	$2,437	$2,479
Securities Lending Collateral	138	138	—
Total Investments	$5,054	$2,575	$2,479
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—98.5%
Communication Services—3.1%
Alphabet, Inc. Class C(1)	33,170	$ 3,450
Consumer Discretionary—10.1%
Amazon.com, Inc.(1)	45,490	4,699
MercadoLibre, Inc.(1)	2,423	3,193
Yum! Brands, Inc.	24,817	3,278
		11,170

Consumer Staples—8.0%
China Mengniu Dairy Co., Ltd.(1)	517,720	2,122
CP ALL PCL Foreign Shares	1,791,800	3,254
Heineken N.V.	32,683	3,511
		8,887

Financials—18.8%
AIA Group Ltd.	275,290	2,887
Aon plc Class A	10,535	3,322
FleetCor Technologies, Inc.(1)	10,258	2,163
HDFC Bank Ltd. ADR	68,987	4,599
MSCI, Inc. Class A	7,220	4,041
S&P Global, Inc.	10,859	3,744
		20,756

Health Care—19.9%
Alcon, Inc.	47,216	3,330
Danaher Corp.	12,534	3,159
ICON plc ADR(1)	14,276	3,049
Intuitive Surgical, Inc.(1)	13,797	3,525
Medtronic plc	33,251	2,681
Novo Nordisk A/S Class B	19,763	3,124
STERIS plc	15,970	3,055
		21,923

Industrials—2.4%
Canadian Pacific Railway Ltd.(2)	34,015	2,617
Information Technology—31.2%
Adobe, Inc. (1)	6,044	2,329
Atlassian Corp. Class A(1)	12,770	2,186
Autodesk, Inc.(1)	15,612	3,250
Infosys Ltd. Sponsored ADR	176,189	3,073
Intuit, Inc.	7,581	3,380
Microsoft Corp.	18,898	5,448
	Shares	Value

Information Technology—continued
Salesforce, Inc.(1)	14,222	$ 2,841
SAP SE Sponsored ADR	20,046	2,537
Visa, Inc. Class A	22,809	5,142
Workday, Inc. Class A(1)	20,523	4,239
		34,425

Materials—2.4%
Linde plc	7,519	2,672
Real Estate—2.6%
Equinix, Inc.	3,989	2,876
Total Common Stocks (Identified Cost $87,078)		108,776

Total Long-Term Investments—98.5% (Identified Cost $87,078)		108,776

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(3)	507,627	508
Total Short-Term Investment (Identified Cost $508)		508

Securities Lending Collateral—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(3)(4)	2,583,385	2,583
Total Securities Lending Collateral (Identified Cost $2,583)		2,583

TOTAL INVESTMENTS—101.3% (Identified Cost $90,169)		$111,867
Other assets and liabilities, net—(1.3)%		(1,477)
NET ASSETS—100.0%		$110,390
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	61%
India	7
Ireland	5
Hong Kong	5
Netherlands	3
Switzerland	3
United Kingdom	3
Other	13
Total	100%
† % of total investments as of March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$108,776	$100,513	$8,263
Money Market Mutual Fund	508	508	—
Securities Lending Collateral	2,583	2,583	—
Total Investments	$111,867	$103,604	$8,263
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Financial Statements

SGA New Leaders Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—97.2%
Communication Services—9.5%
Kakao Corp.	4,193	$ 199
Match Group, Inc.(1)	3,492	134
NAVER Corp.	918	144
Spotify Technology S.A.(1)	1,065	142
		619

Consumer Discretionary—10.2%
H World Group Ltd.(1)	25,883	127
Lululemon Athletica, Inc.(1)	405	147
MercadoLibre, Inc.(1)	153	202
Yum! Brands, Inc.	1,450	191
		667

Consumer Staples—15.3%
China Mengniu Dairy Co., Ltd.(1)	43,338	178
CP ALL PCL Foreign Shares	138,034	251
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	2,474	235
Haleon plc ADR	23,486	191
Raia Drogasil S.A.	30,040	144
		999

Financials—14.3%
Adyen N.V.(1)	128	203
FleetCor Technologies, Inc.(1)	1,295	273
MSCI, Inc. Class A	510	285
XP, Inc. Class A(1)	14,718	175
		936

Health Care—20.7%
Alcon, Inc.	2,875	203
ICON plc ADR(1)	854	182
IDEXX Laboratories, Inc.(1)	329	165
IQVIA Holdings, Inc.(1)	928	185
	Shares	Value

Health Care—continued
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	131,970	$ 211
STERIS plc	1,064	203
Veeva Systems, Inc. Class A(1)	1,090	200
		1,349

Industrials—2.9%
CoStar Group, Inc.(1)	2,774	191
Information Technology—15.2%
Atlassian Corp. Class A(1)	1,450	248
Autodesk, Inc.(1)	1,276	266
EPAM Systems, Inc.(1)	657	196
Workday, Inc. Class A(1)	1,376	284
		994

Materials—6.0%
Ball Corp.	3,461	191
Ecolab, Inc.	1,207	200
		391

Real Estate—3.1%
Equinix, Inc.	277	200
Total Common Stocks (Identified Cost $6,955)		6,346

Total Long-Term Investments—97.2% (Identified Cost $6,955)		6,346

TOTAL INVESTMENTS—97.2% (Identified Cost $6,955)		$6,346
Other assets and liabilities, net—2.8%		186
NET ASSETS—100.0%		$6,532
Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	51%
Brazil	8
Ireland	6
South Korea	6
China	5
Thailand	4
Mexico	4
Other	16
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$6,346	$5,236	$1,110
Total Investments	$6,346	$5,236	$1,110
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers  into or  out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.5%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 2,780	$ 2,236
3.250%, 5/15/42	1,195	1,102
3.000%, 8/15/48	7,650	6,680
2.000%, 2/15/50	2,045	1,449
1.375%, 8/15/50	12,745	7,653
1.875%, 2/15/51	5,255	3,589
2.000%, 8/15/51	440	310
2.250%, 2/15/52	35	26
2.875%, 5/15/52	2,335	1,998
3.625%, 2/15/53	425	422
U.S. Treasury Notes
0.125%, 8/31/23	1,080	1,060
2.500%, 4/30/24	1,190	1,164
0.250%, 5/31/25	1,610	1,486
1.125%, 2/15/31	2,565	2,160
1.625%, 5/15/31	900	782
1.250%, 8/15/31	1,170	981
1.375%, 11/15/31	830	701
Total U.S. Government Securities (Identified Cost $42,449)		33,799

Municipal Bonds—1.7%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	369
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	342
		711

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	2,115	2,071
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	432
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	55
	Par Value	Value

New York—0.9%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	$ 2,555	$ 2,819
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	2,130	2,359
		5,178

Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	428
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	150
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	585	453
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	156
		1,187

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	577
Total Municipal Bonds (Identified Cost $11,226)		10,211

Foreign Government Securities—0.4%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	14
RegS 8.250%, 10/13/24(1)(2)	40	4
RegS 7.650%, 4/21/25(1)(2)	320	35
Dominican Republic 144A 4.875%, 9/23/32(3)	820	695
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	540	496
	Par Value	Value

Foreign Government Securities—continued
Republic of Serbia 144A 6.500%, 9/26/33(3)	$ 235	$ 233
United Mexican States
2.659%, 5/24/31	645	540
6.350%, 2/9/35	695	740
Total Foreign Government Securities (Identified Cost $3,277)		2,757

Mortgage-Backed Securities—7.6%
Agency—0.1%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	44	45
Pool #A62213 6.000%, 6/1/37	82	85
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	13	13
Pool #310041 6.500%, 5/1/37	81	88
Pool #735061 6.000%, 11/1/34	97	100
Pool #880117 5.500%, 4/1/36	3	3
Pool #909092 6.000%, 9/1/37	5	6
Pool #909175 5.500%, 4/1/38	54	56
Pool #909220 6.000%, 8/1/38	58	60
Pool #929625 5.500%, 6/1/38	70	73
Pool #938574 5.500%, 9/1/36	57	59
Pool #972569 5.000%, 3/1/38	66	67
		655

Non-Agency—7.5%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	377	352
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	428	377
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,050	1,034
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	328
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	$ 530	$ 495
2020-SFR2, C 144A 2.533%, 7/17/37(3)	750	701
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	720
Angel Oak Mortgage Trust 2020-4, A1 144A 1.469%, 6/25/65(3)(4)	396	356
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	540	516
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	139	130
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	788	737
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	670	592
BPR Trust 2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.364%) 144A 6.191%, 2/15/29(3)(4)	920	899
BX Commercial Mortgage Trust 2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.788%, 2/15/39(3)(4)	246	230
BX Trust 2019-OC11, D 144A 3.944%, 12/9/41(3)(4)	1,379	1,138
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	1,013	869
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	145	123
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	320	280
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.066%, 5/25/34(4)	117	104
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	216	202
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	309	294
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	541	522
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	490	450
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	$ 290	$ 265
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	295	249
2020-1, A1 144A 1.832%, 3/15/50(3)	213	201
2020-3, A 144A 1.358%, 8/15/53(3)	422	381
2020-4, A 144A 1.174%, 12/15/52(3)	502	453
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	358	341
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	76	69
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	288	250
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	130	110
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(3)(4)	875	792
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	36	34
2022-1, A1 144A 2.206%, 1/25/67(3)(4)	387	325
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	582
2021-SFR1, D 144A 2.189%, 8/17/38(3)	880	757
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	85	76
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	14	13
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	21	19
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	23	22
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.484%, 2/15/38(3)(4)	1,080	989
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	565	473
	Par Value	Value

Non-Agency—continued
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	$ 500	$ 462
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(3)(4)	1,137	957
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.316%, 8/15/39(3)(4)	590	585
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	14	13
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	18	18
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	49	42
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	120	110
2017-5, A1 144A 3.300%, 10/26/48(3)(4)	86	83
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month Term SOFR + 1.114%, Cap N/A, Floor 1.114%) 144A 5.942%, 12/15/37(3)(4)	653	623
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.484%, 5/15/36(3)(4)	565	560
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(3)(4)	480	468
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	295	283
MetLife Securitization Trust 2017-1A, M1 144A 3.439%, 4/25/55(3)(4)	860	767
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	364	303
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	509	443
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13, AS 4.266%, 11/15/46	275	270
2015-C22, AS 3.561%, 4/15/48	835	788
2015-C25, A4 3.372%, 10/15/48	590	562
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	$ 160	$ 150
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	100	93
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	46	42
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	340	311
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	35	32
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	472	445
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	74	70
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	660	565
2020-1A, A1B 144A 3.500%, 10/25/59(3)(4)	434	400
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	155	139
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	422	344
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	52	50
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	430	408
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	786	741
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	398	380
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	588	558
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	441
2021-SFR2, D 144A 2.197%, 4/19/38(3)	940	823
2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	395
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	231	198
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	252	216
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	39	38
	Par Value	Value

Non-Agency—continued
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	$ 60	$ 57
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	63	61
Starwood Mortgage Residential Trust
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	98	91
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	162	130
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	127	124
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	1,080	1,058
2016-4, B1 144A 3.931%, 7/25/56(3)(4)	585	541
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	185	173
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	420	387
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	1,270	1,114
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	372	352
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	500	446
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	578
2019-HY2, M1 (1 month LIBOR + 1.600%, Cap N/A, Floor 1.600%) 144A 6.445%, 5/25/58(3)(4)	215	206
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	1,115	960
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,265	1,021
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	406
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	738
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	464
TVC Mortgage Trust
2020-RTL1, A1 144A 3.474%, 9/25/24(3)	97	97
2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	510	498
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	236	223
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	256	237
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	533	494
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	$ 280	$ 238
2019-INV2, A1 144A 2.913%, 7/25/59(3)(4)	72	69
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	421	405
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	802	737
2022-7, A1 144A 5.152%, 7/25/67(3)(4)	665	651
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	131	118
2021-1R, A1 144A 1.280%, 5/25/56(3)	226	206
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	675	644
		45,550

Total Mortgage-Backed Securities (Identified Cost $50,815)		46,205

Asset-Backed Securities—4.3%
Automobiles—2.6%
American Credit Acceptance Receivables Trust 2021-2, C 144A 0.970%, 7/13/27(3)	589	581
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,168
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	207	206
2019-3A, D 144A 3.040%, 4/15/25(3)	337	334
2020-P1, B 0.920%, 11/9/26	775	694
2021-N3, D 1.580%, 6/12/28	585	543
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(3)	545	530
CPS Auto Receivables Trust 2020-C, C 144A 1.710%, 8/17/26(3)	43	43
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(3)	540	515
2022-1A, A 144A 4.600%, 6/15/32(3)	595	584
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(3)	$ 871	$ 865
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(3)	25	25
2019-1A, D 144A 4.130%, 12/16/24(3)	27	27
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(3)	790	747
2022-1A, C 144A 3.130%, 5/15/28(3)	685	646
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	540	519
2020-4, C 144A 1.280%, 2/16/27(3)	965	925
Foursight Capital Automobile Receivables Trust
2019-1, E 144A 4.300%, 9/15/25(3)	745	744
2022-1, B 144A 2.150%, 5/17/27(3)	545	510
GLS Auto Receivables Issuer Trust 2020-4A, C 144A 1.140%, 11/17/25(3)	590	582
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	710	634
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	580	560
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(3)	550	503
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	522	518
2021-3, C 0.950%, 9/15/27	880	854
2022-7, A2 5.810%, 1/15/26	539	539
United Auto Credit Securitization Trust
2021-1, C 144A 0.840%, 6/10/26(3)	132	132
2023-1, B 144A 5.910%, 7/10/28(3)	651	647
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2023-1A, C 144A 5.740%, 8/15/28(3)	$ 650	$ 652
		15,827

Consumer Loans—0.1%
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(3)	316	316
Credit Card—0.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	679
Other—1.5%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	500	506
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	13	13
2019-A, C 144A 4.010%, 7/16/40(3)	683	625
2020-AA, B 144A 2.790%, 7/17/46(3)	755	660
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	809	709
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	121	118
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(3)	445	417
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	422	362
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	384	348
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(3)	423	423
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(3)	223	207
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(3)	344	306
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	516	479
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	555	531
	Par Value	Value

Other—continued
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	$ 450	$ 413
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	630	535
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	586	502
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	525	494
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	54	54
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	174	166
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(3)	145	127
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(3)	900	880
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	325	305
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	234	228
		9,408

Total Asset-Backed Securities (Identified Cost $27,721)		26,230

Corporate Bonds and Notes—12.2%
Communication Services—0.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(3)	54	52
144A 4.750%, 3/1/30(3)	250	217
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	555	313
Sprint Capital Corp. 8.750%, 3/15/32	170	207
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(3)	200	198
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(3)	460	377
T-Mobile USA, Inc. 5.050%, 7/15/33	256	257
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Vodafone Group plc 5.625%, 2/10/53	$ 495	$ 489
		2,110

Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(3)	255	251
Brunswick Corp. 2.400%, 8/18/31	537	408
Carriage Services, Inc. 144A 4.250%, 5/15/29(3)	185	152
Ford Motor Co.
3.250%, 2/12/32	406	319
4.750%, 1/15/43	265	203
MDC Holdings, Inc. 3.966%, 8/6/61	350	210
PulteGroup, Inc. 6.375%, 5/15/33	780	814
Scientific Games International, Inc. 144A 7.000%, 5/15/28(3)	290	287
		2,644

Consumer Staples—0.4%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(3)	223	224
Bacardi Ltd. 144A 4.700%, 5/15/28(3)	520	515
BAT Capital Corp. 7.750%, 10/19/32	785	869
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	225	208
Church & Dwight Co., Inc. 5.000%, 6/15/52	585	581
		2,397

Energy—1.4%
Aker BP ASA 144A 2.000%, 7/15/26(3)	740	666
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	400	397
BP Capital Markets plc 4.875% (5)	600	545
CrownRock LP
144A 5.625%, 10/15/25(3)	300	294
144A 5.000%, 5/1/29(3)	270	252
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	360	316
Ecopetrol S.A. 8.875%, 1/13/33	425	429
	Par Value	Value

Energy—continued
Enbridge, Inc. 7.625%, 1/15/83	$ 620	$ 605
Enerflex Ltd. 144A 9.000%, 10/15/27(3)	205	199
Energy Transfer LP Series H 6.500% (5)	515	453
EQM Midstream Partners LP 144A 7.500%, 6/1/30(3)	435	421
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	645
Genesis Energy LP 8.875%, 4/15/30	75	76
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	501
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(5)	25	— (6)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	330	310
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	980	1,007
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(7)	255	12
Petroleos Mexicanos 7.690%, 1/23/50	560	392
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	695	575
USA Compression Partners LP 6.875%, 4/1/26	345	335
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	305	275
		8,705

Financials—4.1%
Allstate Corp. (The) Series B 5.750%, 8/15/53	565	550
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	590
Banco Mercantil del Norte S.A. 144A 6.625% (3)(5)	620	499
Bank of America Corp.
2.687%, 4/22/32	1,725	1,440
2.482%, 9/21/36	750	570
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	455	486
	Par Value	Value

Financials—continued
Series G 4.700%(5)	$ 710	$ 672
Barclays plc 7.437%, 11/2/33	530	586
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	463
Blackstone Private Credit Fund 2.625%, 12/15/26	313	263
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	415	310
Brighthouse Financial, Inc. 5.625%, 5/15/30	648	626
Brookfield Finance, Inc. 2.724%, 4/15/31	1,200	1,006
Burford Capital Global Finance LLC 144A 6.250%, 4/15/28(3)	200	172
Capital One Financial Corp. 2.359%, 7/29/32	573	409
Charles Schwab Corp. (The) Series H 4.000% (5)	775	610
Citadel LP 144A 4.875%, 1/15/27(3)	565	544
Citigroup, Inc.
6.270%, 11/17/33	690	746
(SOFR + 1.280%) 6.045%, 2/24/28(4)(8)	339	335
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(3)	565	504
Discover Financial Services 6.700%, 11/29/32	471	486
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(3)	14	14
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	681
Fifth Third Bancorp 4.337%, 4/25/33	355	310
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	365	292
3.102%, 2/24/33	630	541
6.450%, 5/1/36	200	213
Huntington Bancshares, Inc. 2.550%, 2/4/30	405	321
JPMorgan Chase & Co.
5.717%, 9/14/33	495	507
(SOFR + 1.180%) 5.939%, 2/24/28(4)	530	524
1.953%, 2/4/32	1,445	1,162
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	$ 420	$ 332
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	525	421
Lincoln National Corp. (3 month LIBOR + 2.040%) 6.848%, 4/20/67(4)	488	324
MetLife, Inc. Series G 3.850% (5)	695	612
Morgan Stanley
6.342%, 10/18/33	215	235
5.948%, 1/19/38	249	248
6.375%, 7/24/42	580	654
OneMain Finance Corp. 6.875%, 3/15/25	285	276
OWL Rock Core Income Corp. 4.700%, 2/8/27	384	347
Prudential Financial, Inc.
5.625%, 6/15/43	720	708
5.125%, 3/1/52	179	158
6.000%, 9/1/52	104	98
6.750%, 3/1/53	430	418
State Street Corp.
4.164%, 8/4/33	590	555
4.821%, 1/26/34	188	187
Synchrony Financial
4.875%, 6/13/25	90	83
3.700%, 8/4/26	134	117
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	805	666
Toronto-Dominion Bank (The) 8.125%, 10/31/82	550	558
Wells Fargo & Co. Series BB 3.900% (5)	1,155	1,019
Zions Bancorp NA 3.250%, 10/29/29	405	283
		24,731

Health Care—0.9%
Amgen, Inc.
5.250%, 3/2/33	244	251
5.650%, 3/2/53	187	195
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(3)	155	96
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	376	355
3.700%, 3/15/32	119	108
CVS Health Corp. 4.300%, 3/25/28	550	540
	Par Value	Value

Health Care—continued
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	$ 605	$ 535
GE HealthCare Technologies, Inc. 144A 5.857%, 3/15/30(3)	555	581
HCA, Inc. 5.250%, 6/15/49	415	374
Illumina, Inc. 2.550%, 3/23/31	370	306
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)(9)	185	138
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	505	454
Universal Health Services, Inc. 2.650%, 1/15/32	685	534
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	535	509
Viatris, Inc.
2.300%, 6/22/27	481	421
144A 2.300%, 6/22/27(3)	1	— (6)
		5,397

Industrials—1.2%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(3)	760	737
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	560	500
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	530
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	505	417
Boeing Co. (The) 5.930%, 5/1/60	370	369
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(3)	591	485
Chart Industries, Inc. 144A 7.500%, 1/1/30(3)	20	21
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	630	528
Ferguson Finance plc 144A 4.650%, 4/20/32(3)	730	694
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	24	24
	Par Value	Value

Industrials—continued
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(3)	$ 500	$ 430
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	778	667
Regal Rexnord Corp. 144A 6.400%, 4/15/33(3)	579	579
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	440	410
Sempra Global 144A 3.250%, 1/15/32(3)	729	609
TransDigm, Inc. 5.500%, 11/15/27	260	245
		7,245

Information Technology—1.1%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(3)	285	260
144A 4.000%, 7/1/29(3)	320	289
Broadcom, Inc. 4.150%, 11/15/30	712	660
CDW LLC 3.569%, 12/1/31	734	631
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)	320	265
Dell International LLC 8.100%, 7/15/36	594	693
Entegris Escrow Corp. 144A 4.750%, 4/15/29(3)	533	504
HP, Inc. 5.500%, 1/15/33	710	704
Kyndryl Holdings, Inc. 2.700%, 10/15/28	433	363
Leidos, Inc. 2.300%, 2/15/31	800	649
Motorola Solutions, Inc. 4.600%, 5/23/29	265	258
Oracle Corp.
6.250%, 11/9/32	385	414
5.550%, 2/6/53	247	235
3.850%, 4/1/60	140	98
TD SYNNEX Corp. 2.375%, 8/9/28	715	593
		6,616

Materials—0.7%
ArcelorMittal S.A. 6.800%, 11/29/32	550	577
Avient Corp. 144A 7.125%, 8/1/30(3)	295	304
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Materials—continued
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	$ 785	$ 733
Celanese U.S. Holdings LLC 5.900%, 7/5/24	185	185
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(3)	560	570
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	495	474
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	750	631
International Flavors & Fragrances, Inc.
144A 2.300%, 11/1/30(3)	430	345
144A 3.468%, 12/1/50(3)	155	105
Teck Resources Ltd. 6.125%, 10/1/35	540	558
		4,482

Real Estate—0.9%
EPR Properties 4.750%, 12/15/26	865	754
GLP Capital LP
5.750%, 6/1/28	655	639
3.250%, 1/15/32	72	58
Kite Realty Group Trust 4.750%, 9/15/30	780	705
MPT Operating Partnership LP
4.625%, 8/1/29	115	85
3.500%, 3/15/31	450	303
Office Properties Income Trust 4.500%, 2/1/25	555	479
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	870	685
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	760	570
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	474
Service Properties Trust 4.950%, 2/15/27	375	317
VICI Properties LP
4.950%, 2/15/30	350	328
5.125%, 5/15/32	350	330
		5,727

Utilities—0.7%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	805	772
CMS Energy Corp. 4.750%, 6/1/50	480	415
	Par Value	Value

Utilities—continued
Enel Finance International N.V. 144A 7.500%, 10/14/32(3)	$ 400	$ 446
Exelon Corp. 5.600%, 3/15/53	495	504
NRG Energy, Inc. 144A 7.000%, 3/15/33(3)	433	449
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	210	200
Puget Energy, Inc.
2.379%, 6/15/28	453	399
4.224%, 3/15/32	315	288
Southern Co. (The) Series 21-A 3.750%, 9/15/51	794	666
Vistra Corp. 144A 8.000% (3)(5)	255	238
		4,377

Total Corporate Bonds and Notes (Identified Cost $82,072)		74,431

Leveraged Loans—1.7%
Aerospace—0.2%
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.407%, 6/7/28(4)	318	314
Delta Air Lines, Inc. (3 month LIBOR + 3.750%) 8.558%, 10/20/27(4)	223	231
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(4)	204	211
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.148%, 8/24/28(4)	393	392
		1,148

Chemicals—0.1%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.657%, 11/8/27(4)	682	680
Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1-3 month LIBOR + 2.250%) 7.120% - 7.230%, 2/11/28(4)	244	241
	Par Value	Value

Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 8.308%, 12/21/28(4)	$ 247	$ 239
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.063%, 10/5/28(4)	274	269
Whitewater Whistler Holdings LLC (3 month Term SOFR + 3.850%) 8.657%, 2/15/30(4)	60	60
		568

Financials—0.0%
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.890%, 6/15/25(4)	214	210
Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-3 (1 month LIBOR + 1.750%) 6.590%, 3/11/25(4)	210	209
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.109%, 5/16/29(4)	105	102
Hostess Brands LLC 2019, Tranche B (3 month LIBOR + 2.250%) 7.075%, 8/3/25(4)	269	269
		580

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.510%, 7/1/26(4)	455	453
Gaming / Leisure—0.2%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.157%, 2/6/30(4)	120	119
Hilton Worldwide Finance LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.642%, 6/22/26(4)	245	245
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.960%, 4/13/29(4)	134	133
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 7.100%, 2/8/27(4)	$ 239	$ 237
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.570%, 4/29/26(4)	236	234
		968

Health Care—0.2%
Agiliti Health, Inc. (1 month LIBOR + 2.750%) 7.438%, 1/4/26(4)	163	162
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.575%, 11/16/25(4)	220	210
Medline Borrower LP (1 month LIBOR + 3.250%) 8.090%, 10/23/28(4)	439	427
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.157%, 4/20/29(4)	342	339
		1,138

Housing—0.0%
Standard Industries, Inc. (1 month LIBOR + 2.250%) 7.116%, 9/22/28(4)	242	241
Information Technology—0.2%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.398%, 9/18/26(4)	389	388
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 7.090%, 9/21/28(4)	246	244
Open Text Corp. (1 month Term SOFR + 3.600%) 8.407%, 1/31/30(4)	215	214
Sophia LP Tranche B (3 month LIBOR + 3.500%) 8.659%, 10/7/27(4)	241	237
UKG, Inc. 2021-2, First Lien (3 month LIBOR + 3.250%) 8.032%, 5/4/26(4)	244	238
		1,321

Manufacturing—0.1%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 8.306%, 10/8/27(4)	246	244
	Par Value	Value

Manufacturing—continued
NCR Corp. (3 month LIBOR + 2.500%) 7.330%, 8/28/26(4)	$ 245	$ 241
		485

Media / Telecom - Broadcasting—0.0%
Nexstar Media, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 7.340%, 9/18/26(4)	145	144
Media / Telecom - Cable/Wireless Video—0.0%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.840%, 8/2/27(4)	226	217
Media / Telecom - Diversified Media—0.0%
Creative Artists Agency LLC 2023 (1 month Term SOFR + 3.500%) 8.307%, 11/27/28(4)	45	45
Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.600%, 4/11/25(4)	357	356
Service—0.2%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 8.095%, 2/6/26(4)	233	233
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.048%, 11/23/28(4)	246	242
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.590%, 2/1/28(4)	207	204
PODS LLC (1 month Term SOFR + 3.114%) 7.922%, 3/31/28(4)	249	241
		920

Transportation - Automotive—0.0%
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.656% - 7.870%, 2/28/30(4)	160	159
	Par Value	Value

Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.590%, 8/1/25(4)	$ 669	$ 664
Total Leveraged Loans (Identified Cost $10,558)		10,538

	Shares
Preferred Stocks—0.2%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	304 (10)	282
MetLife, Inc. Series D, 5.875%	277 (10)	258
Truist Financial Corp. Series Q, 5.100%	460 (10)	403
Zions Bancorp NA, 6.950%	6,400	152
		1,095

Industrials—0.0%
General Electric Co. Series D (3 month LIBOR + 3.330%), 8.196%(4)	333 (10)	333
Total Preferred Stocks (Identified Cost $1,493)		1,428

Common Stocks—64.4%
Communication Services—5.2%
Adevinta ASA Class B(11)	199,477	1,415
Auto Trader Group plc	677,940	5,153
Baltic Classifieds Group plc	2,490,365	4,762
Dayamitra Telekomunikasi PT	64,540,000	3,036
Infrastrutture Wireless Italiane SpA	115,391	1,517
New Work SE	15,527	2,815
Rightmove plc	660,295	4,586
Trade Desk, Inc. (The) Class A(11)	136,055	8,287
		31,571

Consumer Discretionary—11.0%
Airbnb, Inc. Class A(11)	49,377	6,143
Allegro.eu S.A.(11)	401,378	2,725
Amazon.com, Inc.(11)	131,180	13,549
AutoZone, Inc.(11)	2,076	5,103
Home Depot, Inc. (The)	18,817	5,553
Marriott International, Inc. Class A	46,802	7,771
Max Stock Ltd.	572,792	1,117
MercadoLibre, Inc.(11)	4,395	5,793
Mercari, Inc.(11)	163,400	2,880
NIKE, Inc. Class B	81,282	9,968
Ross Stores, Inc.	52,681	5,591
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
Victorian Plumbing Group plc	1,405,019	$ 1,375
		67,568

Consumer Staples—4.1%
Anhui Gujing Distillery Co., Ltd. Class B	100,100	1,787
Estee Lauder Cos., Inc. (The) Class A	23,994	5,914
Heineken Malaysia Bhd	381,700	2,295
McCormick & Co., Inc. Non-voting Shares	59,398	4,943
Monster Beverage Corp.(11)	131,090	7,080
PepsiCo, Inc.	15,309	2,791
		24,810

Energy—2.0%
Devon Energy Corp.	38,579	1,952
Hess Corp.	24,038	3,181
Pason Systems, Inc.	128,648	1,155
Pioneer Natural Resources Co.	16,085	3,285
Schlumberger N.V.	50,893	2,499
		12,072

Financials—10.1%
Bank of America Corp.	214,865	6,145
Block, Inc. Class A(11)	71,352	4,898
FinecoBank Banca Fineco SpA	160,995	2,469
Gruppo MutuiOnline SpA	95,662	2,708
Hargreaves Lansdown plc	142,299	1,403
Hypoport SE(11)	14,552	2,004
MarketAxess Holdings, Inc.	14,649	5,732
Mortgage Advice Bureau Holdings Ltd.	321,863	2,946
Multi Commodity Exchange of India Ltd.	20,133	372
Nordnet AB publ	66,366	1,092
Progressive Corp. (The)	53,458	7,648
S&P Global, Inc.	12,979	4,475
Visa, Inc. Class A	85,811	19,347
VNV Global AB(11)	169,419	332
		61,571

Health Care—6.0%
Danaher Corp.	35,820	9,028
	Shares	Value

Health Care—continued
Eli Lilly & Co.	7,293	$ 2,505
Haw Par Corp., Ltd.	547,500	4,015
HealthEquity, Inc.(11)	40,153	2,357
IDEXX Laboratories, Inc.(11)	7,152	3,577
Mettler-Toledo International, Inc.(11)	2,389	3,656
Nakanishi, Inc.	42,700	848
Zoetis, Inc. Class A	64,445	10,726
		36,712

Industrials—8.3%
Boa Vista Servicos S.A.	2,022,570	3,025
CAE, Inc.(11)	117,106	2,648
CoStar Group, Inc.(11)	101,616	6,996
Enento Group Oyj(11)	65,677	1,167
Equifax, Inc.	25,592	5,191
Fair Isaac Corp.(11)	10,801	7,590
Haitian International Holdings Ltd.	1,294,337	3,355
HeadHunter Group plc ADR(11)(12)	115,928	— (6)
Howden Joinery Group plc	315,719	2,718
Knorr-Bremse AG	44,447	2,954
Meitec Corp.	143,400	2,568
MTU Aero Engines AG	16,427	4,108
S-1 Corp.	72,665	3,088
Uber Technologies, Inc.(11)	170,616	5,409
		50,817

Information Technology—16.0%
Accenture plc Class A	23,940	6,842
Alten S.A.	27,211	4,335
Amphenol Corp. Class A	148,137	12,106
BILL Holdings, Inc.(11)	61,211	4,967
Bouvet ASA	424,107	2,605
Brockhaus Technologies AG(11)	49,102	1,203
DocuSign, Inc. Class A(11)	31,828	1,856
FDM Group Holdings plc	183,032	1,637
MongoDB, Inc. Class A(11)	23,115	5,388
NVIDIA Corp.	81,769	22,713
Paycom Software, Inc.(11)	41,231	12,535
Roper Technologies, Inc.	16,561	7,298
Snowflake, Inc. Class A(11)	36,058	5,563
Workday, Inc. Class A(11)	42,533	8,785
		97,833

	Shares	Value

Materials—1.0%
Corp. Moctezuma SAB de C.V.	721,710	$ 2,403
Ecolab, Inc.	24,272	4,018
		6,421

Real Estate—0.7%
Prologis, Inc.	32,965	4,113
Total Common Stocks (Identified Cost $278,722)		393,488

Warrant—0.0%
Financials—0.0%
VNV Global AB, 08/10/23(11)	88,478	— (6)
Total Warrant (Identified Cost $—)		— (6)

Total Long-Term Investments—98.0% (Identified Cost $508,333)		599,087

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(13)	3,114,676	3,115
Total Short-Term Investment (Identified Cost $3,115)		3,115

See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(13)(14)	335,542	$ 336
Total Securities Lending Collateral (Identified Cost $336)		336

TOTAL INVESTMENTS—98.6% (Identified Cost $511,784)		$602,538
Other assets and liabilities, net—1.4%		8,646
NET ASSETS—100.0%		$611,184

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $92,236 or 15.1% of net assets.
(4)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	Amount is less than $500.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	All or a portion of security is on loan.
(9)	Security in default, interest payments are being received during the bankruptcy proceedings.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	81%
United Kingdom	5
Germany	2
Brazil	2
Canada	1
Japan	1
Italy	1
Other	7
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$ 26,230	$ —	$ 26,230	$—
Corporate Bonds and Notes	74,431	—	74,431	—
Foreign Government Securities	2,757	—	2,757	—
Leveraged Loans	10,538	—	10,538	—
Mortgage-Backed Securities	46,205	—	46,205	—
Municipal Bonds	10,211	—	10,211	—
U.S. Government Securities	33,799	—	33,799	—
Equity Securities:
Common Stocks	393,488	369,244	24,244	— (1)
Preferred Stocks	1,428	152	1,276	—
Warrant	— (1)	— (1)	—	—
Money Market Mutual Fund	3,115	3,115	—	—
Assets:
Debt Instruments:
Equity Securities:
Securities Lending Collateral	336	336	—	—
Total Investments	$602,538	$372,847	$229,691	$— (1)

(1)	Amount is less than $500.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2023.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Assets
Investment in securities at value(1)(2)	$ 505,542	$ 151,448	$ 38,623	$ 1,533,035
Foreign currency at value(3)	—	—	— (a)	—
Cash	1,678	1,537	403	15,109
Receivables
Fund shares sold	1	98	25	41,738
Dividends	168	224	160	1,173
Tax reclaims	—	87	64	—
Securities lending income	—	5	1	—
Prepaid Trustees’ retainer	10	3	1	31
Prepaid expenses	24	30	23	239
Other assets	60	18	5	179
Total assets	507,483	153,450	39,305	1,591,504
Liabilities
Payables
Fund shares repurchased	298	100	16	1,289
Investment securities purchased	—	—	—	46,694
Collateral on securities loaned	—	6,723	1,378	—
Investment advisory fees	290	77	17	821
Distribution and service fees	99	27	6	71
Administration and accounting fees	43	13	4	126
Transfer agent and sub-transfer agent fees and expenses	72	19	6	236
Professional fees	6	29	18	—
Trustee deferred compensation plan	60	18	5	179
Interest expense and/or commitment fees	2	— (a)	— (a)	2
Other accrued expenses	111	22	6	31
Total liabilities	981	7,028	1,456	49,449
Net Assets	$ 506,502	$ 146,422	$ 37,849	$ 1,542,055
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 245,668	$ 132,623	$ 35,878	$ 1,226,128
Accumulated earnings (loss)	260,834	13,799	1,971	315,927
Net Assets	$ 506,502	$ 146,422	$ 37,849	$ 1,542,055
Net Assets:
Class A	$ 473,634	$ 113,438	$ 24,000	$ 97,432
Class C	$ 2,254	$ 4,323	$ 697	$ 61,233
Class I	$ 29,275	$ 26,249	$ 10,702	$ 1,358,726
Class R6	$ 1,339	$ 2,412	$ 2,450	$ 24,664
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	29,974,708	5,920,445	1,666,483	1,989,771
Class C	229,150	268,294	49,760	1,385,124
Class I	1,747,774	1,381,130	744,753	26,975,296
Class R6	78,314	127,193	169,587	487,541
Net Asset Value and Redemption Price Per Share:*
Class A	$ 15.80	$ 19.16	$ 14.40	$ 48.97
Class C	$ 9.83	$ 16.11	$ 14.00	$ 44.21
Class I	$ 16.75	$ 19.01	$ 14.37	$ 50.37
Class R6	$ 17.10	$ 18.97	$ 14.45	$ 50.59
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 16.72	$ 20.28	$ 15.24	$ 51.82
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 255,141	$ 139,445	$ 36,140	$ 1,236,275
(2) Market value of securities on loan	$ —	$ 6,606	$ 1,326	$ —
(3) Foreign currency at cost	$ —	$ —	$ —(a)	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Assets
Investment in unaffiliated securities at value(1)(2)	$ 1,550,527	$ 1,698,048	$ 2,207,677	$ 872,343
Investment in affiliated securities at value(3)	—	—	1,304,383	—
Cash	16,431	17,407	36,735	9,612
Receivables
Fund shares sold	1,737	2,277	2,855	572
Dividends	354	367	1,585	696
Securities lending income	—	— (a)	2	—
Prepaid Trustees’ retainer	34	35	75	19
Prepaid expenses	38	29	33	46
Other assets	189	208	426	109
Total assets	1,569,310	1,718,371	3,553,771	883,397
Liabilities
Payables
Fund shares repurchased	1,581	1,157	2,546	99,462
Collateral on securities loaned	—	—	396	—
Investment advisory fees	948	1,076	2,415	529
Distribution and service fees	111	82	224	31
Administration and accounting fees	133	146	300	78
Transfer agent and sub-transfer agent fees and expenses	334	190	846	311
Professional fees	123	17	230	83
Trustee deferred compensation plan	189	208	426	109
Interest expense and/or commitment fees	12	4	21	4
Other accrued expenses	129	73	219	41
Total liabilities	3,560	2,953	7,623	100,648
Net Assets	$ 1,565,750	$ 1,715,418	$ 3,546,148	$ 782,749
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,321,864	$ 1,011,202	$ 2,439,280	$ 545,119
Accumulated earnings (loss)	243,886	704,216	1,106,868	237,630
Net Assets	$ 1,565,750	$ 1,715,418	$ 3,546,148	$ 782,749
Net Assets:
Class A	$ 306,047	$ 137,718	$ 447,385	$ 90,759
Class C	$ 57,125	$ 62,885	$ 155,738	$ 13,757
Class I	$ 1,108,144	$ 1,134,733	$ 2,711,199	$ 644,939
Class R6	$ 94,434	$ 380,082	$ 231,826	$ 33,294
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,397,204	3,293,752	14,162,278	4,210,109
Class C	1,572,386	2,006,795	6,082,084	661,971
Class I	22,210,195	25,045,621	82,031,665	29,864,526
Class R6	1,873,374	8,349,517	6,965,518	1,534,398
Net Asset Value and Redemption Price Per Share:*
Class A	$ 47.84	$ 41.81	$ 31.59	$ 21.56
Class C	$ 36.33	$ 31.34	$ 25.61	$ 20.78
Class I	$ 49.89	$ 45.31	$ 33.05	$ 21.60
Class R6	$ 50.41	$ 45.52	$ 33.28	$ 21.70
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 50.62	$ 44.24	$ 33.43	$ 22.81
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in unaffiliated securities at cost	$ 1,164,058	$ 1,014,448	$ 1,443,603	$ 657,948
(2) Market value of securities on loan	$ —	$ —	$ 389	$ —
(3) Investment in affiliated securities at cost	$ —	$ —	$ 949,001	$ —

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
Assets
Investment in securities at value(1)(2)	$ 1,135,345	$ 8,470	$ 5,436	$ 5,054
Foreign currency at value(3)	—	—	—	— (a)
Cash	11,715	250	50	121
Receivables
Fund shares sold	7,898	8	—	— (a)
Dividends	363	3	5	6
Receivable from adviser	—	—	1	3
Securities lending income	—	—	—	— (a)
Prepaid Trustees’ retainer	23	— (a)	— (a)	— (a)
Prepaid expenses	67	24	11	24
Other assets	138	1	1	1
Total assets	1,155,549	8,756	5,504	5,209
Liabilities
Payables
Fund shares repurchased	1,901	10	—	—
Investment securities purchased	3,800	—	—	—
Foreign capital gains tax	—	—	—	1
Collateral on securities loaned	—	—	—	138
Dividend distributions	—	—	—	— (a)
Investment advisory fees	709	— (a)	—	—
Distribution and service fees	37	1	— (a)	— (a)
Administration and accounting fees	98	1	1	1
Transfer agent and sub-transfer agent fees and expenses	266	1	— (a)	— (a)
Professional fees	80	19	21	25
Trustee deferred compensation plan	138	1	1	1
Interest expense and/or commitment fees	3	— (a)	—	— (a)
Other accrued expenses	8	2	2	—
Total liabilities	7,040	35	25	166
Net Assets	$ 1,148,509	$ 8,721	$ 5,479	$ 5,043
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,109,119	$ 9,654	$ 5,988	$ 5,181
Accumulated earnings (loss)	39,390	(933)	(509)	(138)
Net Assets	$ 1,148,509	$ 8,721	$ 5,479	$ 5,043
Net Assets:
Class A	$ 40,119	$ 3,075	$ 1,227	$ 177
Class C	$ 34,072	$ 112	$ 88	$ 189
Class I	$ 1,048,471	$ 2,469	$ 1,168	$ 284
Class R6	$ 25,847	$ 3,065	$ 2,996	$ 4,393
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,486,308	347,071	144,159	18,084
Class C	2,193,535	12,867	10,361	19,969
Class I	64,187,550	277,045	136,823	28,818
Class R6	1,577,139	343,390	349,627	441,949
Net Asset Value and Redemption Price Per Share:*
Class A	$ 16.14	$ 8.86	$ 8.51	$ 9.77
Class C	$ 15.53	$ 8.71	$ 8.47	$ 9.47
Class I	$ 16.33	$ 8.91	$ 8.54	$ 9.87
Class R6	$ 16.39	$ 8.92	$ 8.57	$ 9.94
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.08	$ 9.38	$ 9.01	$ 10.34
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 1,078,853	$ 8,648	$ 5,900	$ 4,793
(2) Market value of securities on loan	$ —	$ —	$ —	$ 131
(3) Foreign currency at cost	$ —	$ —	$ —	$ —(a)

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Assets
Investment in securities at value(1)(2)	$ 111,867	$ 6,346	$ 602,538
Foreign currency at value(3)	— (a)	—	39
Cash	1,101	194	10,666
Receivables
Investment securities sold	—	—	166
Fund shares sold	3	—	19
Dividends and interest	35	3	2,070
Receivable from adviser	—	2	—
Tax reclaims	81	—	124
Securities lending income	— (a)	—	— (a)
Prepaid Trustees’ retainer	2	— (a)	12
Prepaid expenses	30	14	31
Other assets	13	1	74
Total assets	113,132	6,560	615,739
Liabilities
Payables
Fund shares repurchased	20	—	298
Investment securities purchased	—	—	3,211
Collateral on securities loaned	2,583	—	336
Dividend distributions	—	—	1
Investment advisory fees	60	—	237
Distribution and service fees	8	— (a)	128
Administration and accounting fees	10	1	52
Transfer agent and sub-transfer agent fees and expenses	20	— (a)	96
Professional fees	25	25	17
Trustee deferred compensation plan	13	1	74
Interest expense and/or commitment fees	1	— (a)	3
Other accrued expenses	2	1	102
Total liabilities	2,742	28	4,555
Net Assets	$ 110,390	$ 6,532	$ 611,184
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 97,666	$ 8,616	$ 542,904
Accumulated earnings (loss)	12,724	(2,084)	68,280
Net Assets	$ 110,390	$ 6,532	$ 611,184
Net Assets:
Class A	$ 21,269	$ 82	$ 576,570
Class C	$ 3,891	$ 70	$ 10,420
Class I	$ 24,992	$ 109	$ 24,115
Class R6	$ 60,238	$ 6,271	$ 79
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	946,245	11,620	61,547,479
Class C	188,509	10,000	1,087,511
Class I	1,098,896	15,285	2,581,500
Class R6	2,554,711	875,112	8,525
Net Asset Value and Redemption Price Per Share:*
Class A	$ 22.48	$ 7.09	$ 9.37
Class C	$ 20.64	$ 6.96	$ 9.58
Class I	$ 22.74	$ 7.13	$ 9.34
Class R6	$ 23.58	$ 7.17	$ 9.34
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
March 31, 2023
(Reported in thousands except shares and per share amounts)
	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 23.79	$ 7.50	$ 9.92
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$ 90,169	$ 6,955	$ 511,784
(2) Market value of securities on loan	$ 2,565	$ —	$ 328
(3) Foreign currency at cost	$ —	$ —	$ 39

(a)	Amount is less than $500.
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited)
SIX MONTHS ENDED March 31, 2023
($ reported in thousands)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$ 2,102	$ 2,703	$ 786	$ 7,427	$ 5,759
Securities lending, net of fees	—	12	5	—	—
Foreign taxes withheld	—	(11)	(48)	—	—
Total investment income	2,102	2,704	743	7,427	5,759
Expenses
Investment advisory fees	1,712	564	142	5,503	5,823
Distribution and service fees, Class A	568	142	29	110	388
Distribution and service fees, Class C	12	21	4	294	296
Administration and accounting fees	252	80	23	716	814
Transfer agent fees and expenses	112	33	9	298	343
Sub-transfer agent fees and expenses, Class A	90	34	8	39	140
Sub-transfer agent fees and expenses, Class C	1	1	— (1)	31	38
Sub-transfer agent fees and expenses, Class I	15	10	6	648	747
Custodian fees	1	— (1)	1	2	3
Printing fees and expenses	18	6	2	56	78
Professional fees	23	11	14	39	—
Interest expense and/or commitment fees	3	1	— (1)	9	11
Registration fees	25	26	22	63	53
Trustees’ fees and expenses	18	5	1	47	60
Miscellaneous expenses	110	28	11	41	109
Total expenses	2,960	962	272	7,896	8,903
Less net expenses reimbursed and/or waived by investment adviser(2)	(1)	(84)	(34)	(824)	(43)
Net expenses	2,959	878	238	7,072	8,860
Net investment income (loss)	(857)	1,826	505	355	(3,101)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	17,333	1,223	305	37,469	(92,665)
Foreign currency transactions	—	(1)	3	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	52,644	12,600	4,158	175,076	249,245
Foreign currency transactions	—	—	10	—	—
Net realized and unrealized gain (loss) on investments	69,977	13,822	4,476	212,545	156,580
Net increase (decrease) in net assets resulting from operations	$69,120	$15,648	$4,981	$212,900	$153,479

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2023
($ reported in thousands)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	KAR Small-Mid Cap Growth Fund
Investment Income
Dividends	$ 11,242	$ 6,155	$ 9,180	$ 5,121	$ 16
Dividends from affiliated	—	2,723	—	—	—
Securities lending, net of fees	— (1)	26	—	—	— (1)
Total investment income	11,242	8,904	9,180	5,121	16
Expenses
Investment advisory fees	6,171	14,467	3,243	4,016	23
Distribution and service fees, Class A	164	554	118	48	2
Distribution and service fees, Class C	313	798	71	153	1
Administration and accounting fees	841	1,799	475	551	7
Transfer agent fees and expenses	351	755	201	229	1
Sub-transfer agent fees and expenses, Class A	57	246	40	21	— (1)
Sub-transfer agent fees and expenses, Class C	25	78	8	20	— (1)
Sub-transfer agent fees and expenses, Class I	449	1,617	481	577	1
Custodian fees	2	5	2	1	— (1)
Printing fees and expenses	60	163	49	45	— (1)
Professional fees	8	—	8	15	12
Interest expense and/or commitment fees	7	111	7	7	— (1)
Registration fees	33	53	44	41	13
Trustees’ fees and expenses	58	134	36	38	— (1)
Miscellaneous expenses	50	143	51	35	2
Total expenses	8,589	20,923	4,834	5,797	62
Less net expenses reimbursed and/or waived by investment adviser(2)	—	—	—	—	(29)
Plus net expenses recaptured	—	—	—	4	—
Net expenses	8,589	20,923	4,834	5,801	33
Net investment income (loss)	2,653	(12,019)	4,346	(680)	(17)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	18,232	89,957	30,842	(2,227)	(213)
Affiliated investments	—	(18,290)	—	—	—
Foreign currency transactions	26	176	—	—	— (1)
Net change in unrealized appreciation (depreciation) on:
Investments	269,744	132,363	51,145	186,263	865
Affiliated investments	—	308,932	—	—	—
Foreign currency transactions	(13)	(38)	—	—	—
Net realized and unrealized gain (loss) on investments	287,989	513,100	81,987	184,036	652
Net increase (decrease) in net assets resulting from operations	$290,642	$501,081	$86,333	$183,356	$ 635

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Unaudited) (Continued)
SIX MONTHS ENDED March 31, 2023
($ reported in thousands)
	KAR Small-Mid Cap Value Fund	SGA Emerging Markets Growth Fund	SGA Global Growth Fund	SGA New Leaders Growth Fund	Tactical Allocation Fund
Investment Income
Dividends	$ 45	$ 33	$ 341	$ 18	$ 2,229
Interest	—	—	—	—	4,225
Securities lending, net of fees	—	— (1)	— (1)	— (1)	1
Foreign taxes withheld	—	(2)	(9)	— (1)	(79)
Total investment income	45	31	332	18	6,376
Expenses
Investment advisory fees	16	24	431	25	1,642
Distribution and service fees, Class A	2	— (1)	25	— (1)	702
Distribution and service fees, Class C	1	1	19	— (1)	55
Administration and accounting fees	6	6	59	7	308
Transfer agent fees and expenses	1	1	23	1	125
Sub-transfer agent fees and expenses, Class A	— (1)	— (1)	18	— (1)	138
Sub-transfer agent fees and expenses, Class C	—	— (1)	2	—	6
Sub-transfer agent fees and expenses, Class I	— (1)	— (1)	19	—	15
Custodian fees	— (1)	1	1	1	10
Printing fees and expenses	— (1)	— (1)	6	— (1)	22
Professional fees	11	16	14	14	26
Interest expense and/or commitment fees	— (1)	— (1)	2	— (1)	3
Registration fees	13	13	20	15	27
Trustees’ fees and expenses	— (1)	— (1)	4	— (1)	22
Miscellaneous expenses	2	3	10	3	112
Total expenses	52	65	653	66	3,213
Less net expenses reimbursed and/or waived by investment adviser(2)	(29)	(39)	(73)	(37)	(242)
Net expenses	23	26	580	29	2,971
Net investment income (loss)	22	5	(248)	(11)	3,405
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(30)	(78)	(7,483)	(467)	4,193
Foreign currency transactions	—	(1)	4	— (1)	(3)
Foreign capital gains tax	—	—	—	— (1)	—
Net change in unrealized appreciation (depreciation) on:
Investments	413	793	25,869	1,194	65,856
Foreign currency transactions	—	— (1)	6	— (1)	11
Foreign capital gains tax	—	2	—	—	—
Net realized and unrealized gain (loss) on investments	383	716	18,396	727	70,057
Net increase (decrease) in net assets resulting from operations	$405	$721	$18,148	$ 716	$73,462

(1)	Amount is less than $500.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Equity Income Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (857)	$ (4,080)	$ 1,826	$ 3,225
Net realized gain (loss)	17,333	86,995	1,222	4,994
Net change in unrealized appreciation (depreciation)	52,644	(364,704)	12,600	(18,112)
Increase (decrease) in net assets resulting from operations	69,120	(281,789)	15,648	(9,893)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(83,782)	(53,757)	(6,421)	(5,143)
Class C	(677)	(820)	(295)	(140)
Class I	(5,506)	(4,151)	(2,170)	(497)
Class R6	(235)	(122)	(124)	(70)
Total dividends and distributions to shareholders	(90,200)	(58,850)	(9,010)	(5,850)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	57,303	11,694	4,213	(6,082)
Class C	(322)	(3,130)	856	(523)
Class I	(354)	(4,688)	(1,067)	16,933
Class R6	134	1,244	670	725
Increase (decrease) in net assets from capital transactions	56,761	5,120	4,672	11,053
Net increase (decrease) in net assets	35,681	(335,519)	11,310	(4,690)
Net Assets
Beginning of period	470,821	806,340	135,112	139,802
End of Period	$ 506,502	$ 470,821	$ 146,422	$ 135,112
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 505	$ 1,066	$ 355	$ (3,352)
Net realized gain (loss)	308	1,880	37,469	(11,459)
Net change in unrealized appreciation (depreciation)	4,168	(6,901)	175,076	(315,507)
Increase (decrease) in net assets resulting from operations	4,981	(3,955)	212,900	(330,318)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(659)	(510)	(203)	(1,497)
Class C	(16)	(8)	(152)	(1,267)
Class I	(349)	(404)	(2,750)	(21,030)
Class R6	(80)	(53)	(65)	(951)
Total dividends and distributions to shareholders	(1,104)	(975)	(3,170)	(24,745)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	232	534	12,113	5,309
Class C	(211)	(8)	(470)	1,691
Class I	(1,267)	697	110,391	185,127
Class R6	42	517	(8,731)	(15,752)
Increase (decrease) in net assets from capital transactions	(1,204)	1,740	113,303	176,375
Net increase (decrease) in net assets	2,673	(3,190)	323,033	(178,688)
Net Assets
Beginning of period	35,176	38,366	1,219,022	1,397,710
End of Period	$ 37,849	$ 35,176	$ 1,542,055	$ 1,219,022
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (3,101)	$ (14,029)	$ 2,653	$ 3,870
Net realized gain (loss)	(92,665)	(35,480)	18,258	118,115
Net increase from payment by affiliate	—	19	—	—
Net change in unrealized appreciation (depreciation)	249,245	(1,147,252)	269,731	(321,839)
Increase (decrease) in net assets resulting from operations	153,479	(1,196,742)	290,642	(199,854)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(8,185)	(8,378)	(17,080)
Class C	—	(2,544)	(5,066)	(12,382)
Class I	—	(34,824)	(66,439)	(145,908)
Class R6	—	(2,968)	(21,597)	(48,590)
Total dividends and distributions to shareholders	—	(48,521)	(101,480)	(223,960)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(24,650)	(64,827)	5,802	9,432
Class C	(7,631)	(34,319)	(1,846)	(4,941)
Class I	(136,004)	(465,049)	(899)	10,150
Class R6	(3,638)	(36,166)	18,596	(12,387)
Increase (decrease) in net assets from capital transactions	(171,923)	(600,361)	21,653	2,254
Net increase (decrease) in net assets	(18,444)	(1,845,624)	210,815	(421,560)
Net Assets
Beginning of period	1,584,194	3,429,818	1,504,603	1,926,163
End of Period	$ 1,565,750	$ 1,584,194	$ 1,715,418	$ 1,504,603
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (12,019)	$ (35,123)	$ 4,346	$ 4,816
Net realized gain (loss)	71,843	509,865	30,842	14,056
Net change in unrealized appreciation (depreciation)	441,257	(2,271,252)	51,145	(329,741)
Increase (decrease) in net assets resulting from operations	501,081	(1,796,510)	86,333	(310,869)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(64,943)	(100,063)	(2,821)	(2,287)
Class C	(27,720)	(45,933)	(379)	(355)
Class I	(375,773)	(655,027)	(24,275)	(21,896)
Class R6	(29,364)	(25,977)	(1,025)	(1,622)
Total dividends and distributions to shareholders	(497,800)	(827,000)	(28,500)	(26,160)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	17,891	(43,224)	(4,990)	(8,687)
Class C	(1,735)	(22,917)	(553)	(3,114)
Class I	(78,901)	(483,610)	(160,726)	(151,561)
Class R6	90,783	23,078	(2,949)	(30,485)
Increase (decrease) in net assets from capital transactions	28,038	(526,673)	(169,218)	(193,847)
Net increase (decrease) in net assets	31,319	(3,150,183)	(111,385)	(530,876)
Net Assets
Beginning of period	3,514,829	6,665,012	894,134	1,425,010
End of Period	$ 3,546,148	$ 3,514,829	$ 782,749	$ 894,134
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Core Fund		KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (680)	$ (4,268)	$ (17)	$ (46)
Net realized gain (loss)	(2,227)	(9,991)	(213)	(453)
Net change in unrealized appreciation (depreciation)	186,263	(356,103)	865	(1,430)
Increase (decrease) in net assets resulting from operations	183,356	(370,362)	635	(1,929)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(599)	—	—
Class C	—	(408)	—	—
Class I	—	(14,991)	—	—
Class R6	—	(222)	—	—
Total dividends and distributions to shareholders	—	(16,220)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(683)	(222)	2,616	(107)
Class C	2,892	5,969	— (1)	18
Class I	1,928	65,718	326	692
Class R6	8,970	3,622	7	380
Increase (decrease) in net assets from capital transactions	13,107	75,087	2,949	983
Net increase (decrease) in net assets	196,463	(311,495)	3,584	(946)
Net Assets
Beginning of period	952,046	1,263,541	5,137	6,083
End of Period	$ 1,148,509	$ 952,046	$ 8,721	$ 5,137

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Value Fund		SGA Emerging Markets Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 22	$ 20	$ 5	$ 8
Net realized gain (loss)	(30)	(30)	(79)	(313)
Net change in unrealized appreciation (depreciation)	413	(768)	795	(1,477)
Increase (decrease) in net assets resulting from operations	405	(778)	721	(1,782)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(7)	(—) (1)	—	(14)
Class C	—	—	—	(11)
Class I	(2)	(1)	—	(27)
Class R6	(9)	(10)	—	(368)
Total dividends and distributions to shareholders	(18)	(11)	—	(420)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	454	643	18	1
Class C	— (1)	1	91	(14)
Class I	726	399	16	(47)
Class R6	2	729	(100)	364
Increase (decrease) in net assets from capital transactions	1,182	1,772	25	304
Net increase (decrease) in net assets	1,569	983	746	(1,898)
Net Assets
Beginning of period	3,910	2,927	4,297	6,195
End of Period	$ 5,479	$ 3,910	$ 5,043	$ 4,297

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA Global Growth Fund		SGA New Leaders Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (248)	$ (643)	$ (11)	$ (33)
Net realized gain (loss)	(7,479)	3,988	(467)	(809)
Net change in unrealized appreciation (depreciation)	25,875	(56,748)	1,194	(2,361)
Increase (decrease) in net assets resulting from operations	18,148	(53,403)	716	(3,203)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(503)	(2,276)	—	—
Class C	(104)	(518)	—	—
Class I	(643)	(3,434)	—	—
Class R6	(1,405)	(5,122)	—	—
Total dividends and distributions to shareholders	(2,655)	(11,350)	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	52	(3,902)	3	10
Class C	(398)	(934)	—	(2)
Class I	(12,016)	(1,068)	—	—
Class R6	(2,463)	4,695	49	2,311
Increase (decrease) in net assets from capital transactions	(14,825)	(1,209)	52	2,319
Net increase (decrease) in net assets	668	(65,962)	768	(884)
Net Assets
Beginning of period	109,722	175,684	5,764	6,648
End of Period	$ 110,390	$ 109,722	$ 6,532	$ 5,764
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Tactical Allocation Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 3,405	$ 4,598
Net realized gain (loss)	4,190	38,422
Net change in unrealized appreciation (depreciation)	65,867	(318,832)
Increase (decrease) in net assets resulting from operations	73,462	(275,812)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(37,823)	(60,102)
Class C	(693)	(1,929)
Class I	(1,678)	(3,906)
Class R6	(6)	(8)
Total dividends and distributions to shareholders	(40,200)	(65,945)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	2,992	(12,680)
Class C	(2,569)	(11,584)
Class I	(2,794)	(8,300)
Class R6	1	4
Increase (decrease) in net assets from capital transactions	(2,370)	(32,560)
Net increase (decrease) in net assets	30,892	(374,317)
Net Assets
Beginning of period	580,292	954,609
End of Period	$ 611,184	$ 580,292
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/22 to 3/31/23(6)	$16.87	(0.03)	2.27	2.24	—	—	(3.31)	(3.31)	—	(1.07)	$15.80	15.16%	$ 473,634	1.22% (7)	1.22%	(0.36) %	8%
10/1/21 to 9/30/22	28.64	(0.14)	(9.51)	(9.65)	—	—	(2.12)	(2.12)	—	(11.77)	16.87	(36.54)	435,925	1.20 (7)(8)	1.20	(0.63)	13
10/1/20 to 9/30/21	24.20	(0.22)	5.49	5.27	—	—	(0.83)	(0.83)	—	4.44	28.64	21.98	736,713	1.20 (7)	1.20	(0.83)	8
10/1/19 to 9/30/20	16.67	(0.12)	8.16	8.04	—	—	(0.51)	(0.51)	—	7.53	24.20	49.20	640,963	1.22 (7)	1.23	(0.63)	4
10/1/18 to 9/30/19	18.37	(0.07)	(0.08)	(0.15)	—	—	(1.55)	(1.55)	—	(1.70)	16.67	1.10	471,071	1.23 (7)	1.24	(0.43)	12
10/1/17 to 9/30/18	16.18	(0.08)	3.13	3.05	—	—	(0.86)	(0.86)	—	2.19	18.37	19.56	508,124	1.22 (7)	1.22	(0.49)	17
Class C
10/1/22 to 3/31/23(6)	$11.73	(0.06)	1.47	1.41	—	—	(3.31)	(3.31)	—	(1.90)	$ 9.83	14.66%	$ 2,254	2.05% (7)	2.05%	(1.20) %	8%
10/1/21 to 9/30/22	20.70	(0.25)	(6.60)	(6.85)	—	—	(2.12)	(2.12)	—	(8.97)	11.73	(37.07)	2,914	2.01 (7)(8)	2.01	(1.48)	13
10/1/20 to 9/30/21	17.83	(0.32)	4.02	3.70	—	—	(0.83)	(0.83)	—	2.87	20.70	21.00	9,252	2.01 (7)	2.01	(1.63)	8
10/1/19 to 9/30/20	12.49	(0.20)	6.05	5.85	—	—	(0.51)	(0.51)	—	5.34	17.83	48.09	13,183	2.00 (7)	2.00	(1.41)	4
10/1/18 to 9/30/19	14.34	(0.15)	(0.15)	(0.30)	—	—	(1.55)	(1.55)	—	(1.85)	12.49	0.26	8,632	2.02 (7)	2.02	(1.22)	12
10/1/17 to 9/30/18	12.91	(0.17)	2.46	2.29	—	—	(0.86)	(0.86)	—	1.43	14.34	18.58	14,408	1.99 (7)	2.00	(1.26)	17
Class I
10/1/22 to 3/31/23(6)	$17.67	(0.01)	2.40	2.39	—	—	(3.31)	(3.31)	—	(0.92)	$16.75	15.33%	$ 29,275	1.03% (7)	1.03%	(0.17) %	8%
10/1/21 to 9/30/22	29.86	(0.11)	(9.96)	(10.07)	—	—	(2.12)	(2.12)	—	(12.19)	17.67	(36.45)	30,739	1.01 (7)(8)	1.01	(0.44)	13
10/1/20 to 9/30/21	25.15	(0.18)	5.72	5.54	—	—	(0.83)	(0.83)	—	4.71	29.86	22.23	59,565	1.00 (7)	1.00	(0.63)	8
10/1/19 to 9/30/20	17.36	(0.09)	8.39	8.30	—	—	(0.51)	(0.51)	—	7.79	25.15	48.72	46,600	1.01 (7)	1.02	(0.44)	4
10/1/18 to 9/30/19	19.02	(0.04)	(0.07)	(0.11)	—	—	(1.55)	(1.55)	—	(1.66)	17.36	1.29	22,315	1.02 (7)	1.03	(0.21)	12
10/1/17 to 9/30/18	16.69	(0.05)	3.24	3.19	—	—	(0.86)	(0.86)	—	2.33	19.02	19.81	17,125	0.99 (7)	0.99	(0.26)	17
Class R6
10/1/22 to 3/31/23(6)	$17.95	0.01	2.45	2.46	—	—	(3.31)	(3.31)	—	(0.85)	$17.10	15.51%	$ 1,339	0.73%	0.93%	0.12%	8%
10/1/21 to 9/30/22	30.22	(0.04)	(10.11)	(10.15)	—	—	(2.12)	(2.12)	—	(12.27)	17.95	(36.27)	1,243	0.74 (8)	0.92	(0.15)	13
10/1/20 to 9/30/21	25.38	(0.11)	5.78	5.67	—	—	(0.83)	(0.83)	—	4.84	30.22	22.55	810	0.73	0.91	(0.38)	8
10/1/19 to 9/30/20	17.37	(0.01)	8.53	8.52	—	—	(0.51)	(0.51)	—	8.01	25.38	49.99	279	0.72	0.94	(0.06)	4
10/1/18 to 9/30/19	19.04	(0.05)	(0.07)	(0.12)	—	—	(1.55)	(1.55)	—	(1.67)	17.37	1.25	94	0.78 (10)	0.94	(0.27)	12
1/30/18 (11) to 9/30/18	18.46	(—) (12)	0.58	0.58	—	—	—	—	—	0.58	19.04	3.14	6,458	0.80 (10)	0.91	(0.03)	17 (13)

KAR Equity Income Fund
Class A
10/1/22 to 3/31/23(6)	$18.25	0.23	1.81	2.04	(0.47)	—	(0.66)	(1.13)	—	0.91	$19.16	11.10%	$ 113,438	1.20%	1.31%	2.39%	18%
10/1/21 to 9/30/22	20.46	0.47	(1.80)	(1.33)	(0.44)	—	(0.44)	(0.88)	—	(2.21)	18.25	(7.01)	104,120	1.22 (8)	1.34	2.26	22
10/1/20 to 9/30/21	23.03	0.47	3.57	4.04	(0.27)	—	(6.34)	(6.61)	—	(2.57)	20.46	20.23	122,518	1.23 (8)	1.36	2.21	25
10/1/19 to 9/30/20	20.62	0.15	2.47	2.62	(0.21)	—	—	(0.21)	—	2.41	23.03	12.75	113,585	1.23 (8)	1.38	0.72	118
10/1/18 to 9/30/19	21.05	0.16	(0.38)	(0.22)	(0.21)	—	—	(0.21)	—	(0.43)	20.62	(0.85)	115,121	1.20	1.34	0.80	26
10/1/17 to 9/30/18	20.26	0.14	2.02	2.16	(0.06)	—	(1.31)	(1.37)	—	0.79	21.05	10.84	118,904	1.20	1.31	0.71	24
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class C
10/1/22 to 3/31/23(6)	$15.55	0.13	1.54	1.67	(0.45)	—	(0.66)	(1.11)	—	0.56	$16.11	10.66%	$ 4,323	1.95%	2.08%	1.61%	18%
10/1/21 to 9/30/22	17.47	0.26	(1.52)	(1.26)	(0.22)	—	(0.44)	(0.66)	—	(1.92)	15.55	(7.67)	3,395	1.97 (8)	2.12	1.50	22
10/1/20 to 9/30/21	20.51	0.28	3.12	3.40	(0.10)	—	(6.34)	(6.44)	—	(3.04)	17.47	19.31	4,303	1.97 (8)	2.13	1.52	25
10/1/19 to 9/30/20	18.36	(0.01)	2.19	2.18	(0.03)	—	—	(0.03)	—	2.15	20.51	11.91	6,394	1.97 (8)	2.13	(0.03)	118
10/1/18 to 9/30/19	18.71	0.01	(0.33)	(0.32)	(0.03)	—	—	(0.03)	—	(0.35)	18.36	(1.65)	7,769	1.95	2.10	0.07	26
10/1/17 to 9/30/18	18.23	(0.01)	1.80	1.79	—	—	(1.31)	(1.31)	—	0.48	18.71	10.00	30,576	1.95	2.06	(0.03)	24
Class I
10/1/22 to 3/31/23(6)	$18.21	0.26	1.80	2.06	(0.60)	—	(0.66)	(1.26)	—	0.80	$19.01	11.26%	$ 26,249	0.95%	1.06%	2.67%	18%
10/1/21 to 9/30/22	20.41	0.51	(1.78)	(1.27)	(0.49)	—	(0.44)	(0.93)	—	(2.20)	18.21	(6.74)	25,923	0.99 (8)	1.10	2.48	22
10/1/20 to 9/30/21	23.00	0.52	3.56	4.08	(0.33)	—	(6.34)	(6.67)	—	(2.59)	20.41	20.49	11,819	0.98 (8)	1.11	2.43	25
10/1/19 to 9/30/20	20.60	0.20	2.46	2.66	(0.26)	—	—	(0.26)	—	2.40	23.00	12.98	10,319	0.98 (8)	1.13	0.97	118
10/1/18 to 9/30/19	21.03	0.21	(0.38)	(0.17)	(0.26)	—	—	(0.26)	—	(0.43)	20.60	(0.58)	10,654	0.95	1.09	1.06	26
10/1/17 to 9/30/18	20.22	0.19	2.01	2.20	(0.08)	—	(1.31)	(1.39)	—	0.81	21.03	11.10	15,028	0.95	1.08	0.92	24
Class R6
10/1/22 to 3/31/23(6)	$18.13	0.26	1.80	2.06	(0.56)	—	(0.66)	(1.22)	—	0.84	$18.97	11.29%	$ 2,412	0.91%	1.00%	2.67%	18%
10/1/21 to 9/30/22	20.35	0.52	(1.78)	(1.26)	(0.52)	—	(0.44)	(0.96)	—	(2.22)	18.13	(6.74)	1,674	0.94 (8)	1.03	2.54	22
10/1/20 to 9/30/21	22.96	0.51	3.57	4.08	(0.35)	—	(6.34)	(6.69)	—	(2.61)	20.35	20.55	1,162	0.94 (8)	1.03	2.44	25
10/1/19 to 9/30/20	20.56	0.21	2.47	2.68	(0.28)	—	—	(0.28)	—	2.40	22.96	13.08	793	0.93 (8)	1.05	1.01	118
10/1/18 to 9/30/19	21.03	0.20	(0.37)	(0.17)	(0.30)	—	—	(0.30)	—	(0.47)	20.56	(0.56)	935	0.91	1.03	1.02	26
1/30/18 (11) to 9/30/18	20.70	0.15	0.18	0.33	—	—	—	—	—	0.33	21.03	1.59	4,999	0.91	1.00	1.16	24

KAR Global Quality Dividend Fund
Class A
10/1/22 to 3/31/23(6)	$12.96	0.18	1.67	1.85	(0.41)	—	—	(0.41)	—	1.44	$14.40	14.27%	$ 24,000	1.35%	1.50%	2.58%	16%
10/1/21 to 9/30/22	14.74	0.38	(1.84)	(1.46)	(0.32)	—	—	(0.32)	—	(1.78)	12.96	(10.21)	21,388	1.36 (8)	1.50	2.54	37
10/1/20 to 9/30/21	12.76	0.37	1.95	2.32	(0.34)	—	—	(0.34)	—	1.98	14.74	18.42	23,807	1.35	1.51	2.55	37
10/1/19 to 9/30/20	14.78	0.31	(1.99)	(1.68)	(0.34)	—	—	(0.34)	—	(2.02)	12.76	(11.69)	22,089	1.35	1.61	2.32	53
10/1/18 to 9/30/19	14.98	0.38	0.85	1.23	(0.39)	—	(1.04)	(1.43)	—	(0.20)	14.78	9.64	29,367	1.35	1.56	2.71	35
10/1/17 to 9/30/18	16.20	0.40	0.25	0.65	(0.65)	—	(1.22)	(1.87)	—	(1.22)	14.98	4.24	26,351	1.35	1.50	2.63	33
Class C
10/1/22 to 3/31/23(6)	$12.54	0.13	1.62	1.75	(0.29)	—	—	(0.29)	—	1.46	$14.00	13.91%	$ 697	2.10%	2.31%	1.83%	16%
10/1/21 to 9/30/22	14.21	0.26	(1.79)	(1.53)	(0.14)	—	—	(0.14)	—	(1.67)	12.54	(10.93)	814	2.11 (8)	2.31	1.78	37
10/1/20 to 9/30/21	12.29	0.24	1.90	2.14	(0.22)	—	—	(0.22)	—	1.92	14.21	17.52	931	2.10	2.29	1.74	37
10/1/19 to 9/30/20	14.23	0.20	(1.92)	(1.72)	(0.22)	—	—	(0.22)	—	(1.94)	12.29	(12.34)	1,467	2.10	2.35	1.53	53
10/1/18 to 9/30/19	14.52	0.24	0.83	1.07	(0.32)	—	(1.04)	(1.36)	—	(0.29)	14.23	8.74	3,178	2.10	2.29	1.79	35
10/1/17 to 9/30/18	15.82	0.32	0.22	0.54	(0.62)	—	(1.22)	(1.84)	—	(1.30)	14.52	3.56	5,127	2.10	2.25	2.16	33
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Global Quality Dividend Fund (Continued)
Class I
10/1/22 to 3/31/23(6)	$12.94	0.20	1.67	1.87	(0.44)	—	—	(0.44)	—	1.43	$14.37	14.43%	$ 10,702	1.10%	1.29%	2.83%	16%
10/1/21 to 9/30/22	14.76	0.42	(1.85)	(1.43)	(0.39)	—	—	(0.39)	—	(1.82)	12.94	(10.00)	10,797	1.12 (8)	1.27	2.79	37
10/1/20 to 9/30/21	12.77	0.40	1.97	2.37	(0.38)	—	—	(0.38)	—	1.99	14.76	18.78	11,659	1.10	1.27	2.79	37
10/1/19 to 9/30/20	14.79	0.35	(1.99)	(1.64)	(0.38)	—	—	(0.38)	—	(2.02)	12.77	(11.47)	10,259	1.10	1.40	2.66	53
10/1/18 to 9/30/19	15.02	0.42	0.83	1.25	(0.44)	—	(1.04)	(1.48)	—	(0.23)	14.79	9.85	7,246	1.10	1.36	3.00	35
10/1/17 to 9/30/18	16.20	0.47	0.23	0.70	(0.66)	—	(1.22)	(1.88)	—	(1.18)	15.02	4.56	4,843	1.10	1.29	3.14	33
Class R6
10/1/22 to 3/31/23(6)	$13.04	0.23	1.68	1.91	(0.50)	—	—	(0.50)	—	1.41	$14.45	14.65%	$ 2,450	0.78%	1.18%	3.16%	16%
10/1/21 to 9/30/22	14.84	0.47	(1.86)	(1.39)	(0.41)	—	—	(0.41)	—	(1.80)	13.04	(9.73)	2,177	0.80 (8)	1.18	3.14	37
10/1/20 to 9/30/21	12.81	0.45	1.97	2.42	(0.39)	—	—	(0.39)	—	2.03	14.84	19.15	1,969	0.78	1.15	3.04	37
10/1/19 to 9/30/20	14.80	0.39	(1.99)	(1.60)	(0.39)	—	—	(0.39)	—	(1.99)	12.81	(11.18)	90	0.78	1.27	2.92	53
8/1/19 (11) to 9/30/19	14.23	0.08	0.49	0.57	—	—	—	—	—	0.57	14.80	4.01	104	0.78	1.27	3.39	35 (13)

KAR Mid-Cap Core Fund
Class A
10/1/22 to 3/31/23(6)	$41.93	(0.03)	7.18	7.15	—	—	(0.11)	(0.11)	—	7.04	$48.97	17.06%	$ 97,432	1.20%	1.31%	(0.14) %	16%
10/1/21 to 9/30/22	54.03	(0.22)	(10.95)	(11.17)	—	—	(0.93)	(0.93)	—	(12.10)	41.93	(21.10)	72,404	1.21 (8)	1.31	(0.44)	20
10/1/20 to 9/30/21	39.93	(0.29)	14.71	14.42	—	—	(0.32)	(0.32)	—	14.10	54.03	36.25	86,713	1.20	1.31	(0.58)	15
10/1/19 to 9/30/20	35.05	(0.16)	5.19	5.03	—	—	(0.15)	(0.15)	—	4.88	39.93	14.39	56,677	1.20	1.34	(0.44)	19
10/1/18 to 9/30/19	33.71	(0.08)	1.65	1.57	—	—	(0.23)	(0.23)	—	1.34	35.05	4.79	46,934	1.20	1.36	(0.23)	28
10/1/17 to 9/30/18	27.95	(0.09)	5.85	5.76	—	—	—	—	—	5.76	33.71	20.61	33,120	1.20	1.39	(0.29)	21
Class C
10/1/22 to 3/31/23(6)	$38.00	(0.19)	6.51	6.32	—	—	(0.11)	(0.11)	—	6.21	$44.21	16.64%	$ 61,233	1.95%	2.07%	(0.90) %	16%
10/1/21 to 9/30/22	49.42	(0.54)	(9.95)	(10.49)	—	—	(0.93)	(0.93)	—	(11.42)	38.00	(21.70)	53,041	1.96 (8)	2.07	(1.19)	20
10/1/20 to 9/30/21	36.82	(0.61)	13.53	12.92	—	—	(0.32)	(0.32)	—	12.60	49.42	35.23	67,627	1.95	2.06	(1.33)	15
10/1/19 to 9/30/20	32.58	(0.40)	4.79	4.39	—	—	(0.15)	(0.15)	—	4.24	36.82	13.51	49,164	1.95	2.10	(1.19)	19
10/1/18 to 9/30/19	31.58	(0.30)	1.53	1.23	—	—	(0.23)	(0.23)	—	1.00	32.58	4.03	43,268	1.95	2.11	(0.98)	28
10/1/17 to 9/30/18	26.38	(0.31)	5.51	5.20	—	—	—	—	—	5.20	31.58	19.71	30,661	1.95	2.14	(1.04)	21
Class I
10/1/22 to 3/31/23(6)	$43.07	0.03	7.38	7.41	—	—	(0.11)	(0.11)	—	7.30	$50.37	17.22%	$1,358,726	0.95%	1.07%	0.11%	16%
10/1/21 to 9/30/22	55.34	(0.09)	(11.25)	(11.34)	—	—	(0.93)	(0.93)	—	(12.27)	43.07	(20.91)	1,065,078	0.96 (8)	1.06	(0.18)	20
10/1/20 to 9/30/21	40.79	(0.17)	15.04	14.87	—	—	(0.32)	(0.32)	—	14.55	55.34	36.59	1,188,000	0.95	1.05	(0.33)	15
10/1/19 to 9/30/20	35.72	(0.07)	5.29	5.22	—	—	(0.15)	(0.15)	—	5.07	40.79	14.65	658,291	0.95	1.09	(0.18)	19
10/1/18 to 9/30/19	34.26	0.01	1.68	1.69	—	—	(0.23)	(0.23)	—	1.46	35.72	5.06	329,591	0.95	1.11	0.03	28
10/1/17 to 9/30/18	28.34	(0.01)	5.93	5.92	—	—	—	—	—	5.92	34.26	20.93	167,649	0.95	1.14	(0.03)	21
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Mid-Cap Core Fund (Continued)
Class R6
10/1/22 to 3/31/23(6)	$43.24	0.03	7.43	7.46	—	—	(0.11)	(0.11)	—	7.35	$50.59	17.26%	$ 24,664	0.87%	0.97%	0.13%	16%
10/1/21 to 9/30/22	55.51	(0.06)	(11.28)	(11.34)	—	—	(0.93)	(0.93)	—	(12.27)	43.24	(20.84)	28,499	0.88 (8)	0.97	(0.12)	20
10/1/20 to 9/30/21	40.89	(0.12)	15.06	14.94	—	—	(0.32)	(0.32)	—	14.62	55.51	36.67	55,370	0.87	0.97	(0.24)	15
10/1/19 to 9/30/20	35.77	(0.04)	5.31	5.27	—	—	(0.15)	(0.15)	—	5.12	40.89	14.77	19,666	0.87	1.00	(0.10)	19
10/1/18 to 9/30/19	34.28	0.04	1.68	1.72	—	—	(0.23)	(0.23)	—	1.49	35.77	5.15	11,323	0.87	1.01	0.11	28
1/30/18 (11) to 9/30/18	32.78	0.02	1.48	1.50	—	—	—	—	—	1.50	34.28	4.58	2,474	0.87	1.06	0.10	21 (13)

KAR Mid-Cap Growth Fund
Class A
10/1/22 to 3/31/23(6)	$43.47	(0.12)	4.49	4.37	—	—	—	—	—	4.37	$47.84	9.98%	$ 306,047	1.26% (7)	1.26%	(0.53) %	7%
10/1/21 to 9/30/22	71.37	(0.42)	(26.44)	(26.86)	—	—	(1.04)	(1.04)	— (12)	(27.90)	43.47	(38.15) (14)	301,043	1.25 (7)(8)	1.25	(0.73)	12
10/1/20 to 9/30/21	58.05	(0.62)	14.01	13.39	—	—	(0.07)	(0.07)	—	13.32	71.37	23.07	579,817	1.24 (7)	1.24	(0.91)	17
10/1/19 to 9/30/20	37.39	(0.42)	21.34	20.92	—	—	(0.26)	(0.26)	—	20.66	58.05	56.23	482,266	1.28 (7)(15)	1.26	(0.90)	14
10/1/18 to 9/30/19	35.55	(0.31)	2.79	2.48	—	—	(0.64)	(0.64)	—	1.84	37.39	7.46	181,184	1.40 (7)(15)	1.33	(0.87)	28
10/1/17 to 9/30/18	27.74	(0.28)	9.65	9.37	—	—	(1.56)	(1.56)	—	7.81	35.55	35.38	131,422	1.40 (15)	1.37	(0.88)	19
Class C
10/1/22 to 3/31/23(6)	$33.14	(0.23)	3.42	3.19	—	—	—	—	—	3.19	$36.33	9.56%	$ 57,125	2.04% (7)	2.04%	(1.32) %	7%
10/1/21 to 9/30/22	55.11	(0.68)	(20.25)	(20.93)	—	—	(1.04)	(1.04)	— (12)	(21.97)	33.14	(38.65) (14)	59,318	2.05 (7)(8)	2.05	(1.53)	12
10/1/20 to 9/30/21	45.18	(0.87)	10.87	10.00	—	—	(0.07)	(0.07)	—	9.93	55.11	22.13	141,256	1.99 (7)	1.99	(1.66)	17
10/1/19 to 9/30/20	29.38	(0.60)	16.66	16.06	—	—	(0.26)	(0.26)	—	15.80	45.18	55.01	112,165	2.03 (7)(15)	2.02	(1.65)	14
10/1/18 to 9/30/19	28.30	(0.47)	2.19	1.72	—	—	(0.64)	(0.64)	—	1.08	29.38	6.67	40,450	2.15 (7)(15)	2.12	(1.62)	28
10/1/17 to 9/30/18	22.54	(0.42)	7.74	7.32	—	—	(1.56)	(1.56)	—	5.76	28.30	34.40	12,571	2.15	2.17	(1.63)	19
Class I
10/1/22 to 3/31/23(6)	$45.29	(0.08)	4.68	4.60	—	—	—	—	—	4.60	$49.89	10.11%	$1,108,144	1.05% (7)	1.05%	(0.32) %	7%
10/1/21 to 9/30/22	74.14	(0.30)	(27.51)	(27.81)	—	—	(1.04)	(1.04)	— (12)	(28.85)	45.29	(38.00) (14)	1,134,777	1.01 (7)(8)	1.01	(0.50)	12
10/1/20 to 9/30/21	60.16	(0.47)	14.52	14.05	—	—	(0.07)	(0.07)	—	13.98	74.14	23.35	2,499,830	1.00 (7)	1.00	(0.66)	17
10/1/19 to 9/30/20	38.70	(0.33)	22.05	21.72	—	—	(0.26)	(0.26)	—	21.46	60.16	56.39	1,837,262	1.03 (7)	1.03	(0.66)	14
10/1/18 to 9/30/19	36.66	(0.22)	2.90	2.68	—	—	(0.64)	(0.64)	—	2.04	38.70	7.79	309,892	1.11 (7)(15)	1.11	(0.58)	28
10/1/17 to 9/30/18	28.49	(0.22)	9.95	9.73	—	—	(1.56)	(1.56)	—	8.17	36.66	35.72	56,787	1.15 (15)	1.13	(0.65)	19
Class R6
10/1/22 to 3/31/23(6)	$45.71	(0.02)	4.72	4.70	—	—	—	—	—	4.70	$50.41	10.23%	$ 94,434	0.83%	0.92%	(0.10) %	7%
10/1/21 to 9/30/22	74.68	(0.20)	(27.73)	(27.93)	—	—	(1.04)	(1.04)	— (12)	(28.97)	45.71	(37.89) (14)	89,056	0.84 (8)	0.90	(0.34)	12
10/1/20 to 9/30/21	60.49	(0.36)	14.62	14.26	—	—	(0.07)	(0.07)	—	14.19	74.68	23.57	208,915	0.83	0.89	(0.50)	17
10/1/19 to 9/30/20	38.85	(0.28)	22.18	21.90	—	—	(0.26)	(0.26)	—	21.64	60.49	56.64	100,461	0.83	0.93	(0.51)	14
10/1/18 to 9/30/19	36.71	(0.13)	2.91	2.78	—	—	(0.64)	(0.64)	—	2.14	38.85	8.05	1,975	0.85 (10)(15)	1.01	(0.34)	28
1/30/18 (11) to 9/30/18	31.74	(0.09)	5.06	4.97	—	—	—	—	—	4.97	36.71	15.66	117	0.93 (10)	1.09	(0.40)	19 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Cap Core Fund
Class A
10/1/22 to 3/31/23(6)	$37.42	0.02	7.05	7.07	(0.07)	—	(2.61)	(2.68)	—	4.39	$41.81	19.58%	$ 137,718	1.26%	1.26%	0.10%	3%
10/1/21 to 9/30/22	47.98	— (12)	(4.72)	(4.72)	—	—	(5.84)	(5.84)	—	(10.56)	37.42	(11.73)	117,382	1.27 (8)	1.27	— (16)	9
10/1/20 to 9/30/21	40.21	(0.11)	11.25	11.14	—	—	(3.37)	(3.37)	—	7.77	47.98	28.68	140,807	1.26	1.26	(0.23)	16
10/1/19 to 9/30/20	38.20	(0.17)	3.84	3.67	—	—	(1.66)	(1.66)	—	2.01	40.21	9.78	112,178	1.28	1.28	(0.46)	19
10/1/18 to 9/30/19	35.42	(0.08)	4.14	4.06	—	—	(1.28)	(1.28)	—	2.78	38.20	12.50	133,702	1.29	1.29	(0.24)	9
10/1/17 to 9/30/18	28.05	(0.03)	7.44	7.41	—	—	(0.04)	(0.04)	—	7.37	35.42	26.42	153,109	1.29	1.29	(0.08)	13
Class C
10/1/22 to 3/31/23(6)	$28.70	(0.10)	5.35	5.25	—	—	(2.61)	(2.61)	—	2.64	$31.34	19.15%	$ 62,885	2.00%	2.00%	(0.62) %	3%
10/1/21 to 9/30/22	38.35	(0.24)	(3.57)	(3.81)	—	—	(5.84)	(5.84)	—	(9.65)	28.70	(12.37)	58,911	2.00 (8)	2.00	(0.73)	9
10/1/20 to 9/30/21	32.95	(0.35)	9.12	8.77	—	—	(3.37)	(3.37)	—	5.40	38.35	27.74	84,992	1.99	1.99	(0.93)	16
10/1/19 to 9/30/20	31.81	(0.37)	3.17	2.80	—	—	(1.66)	(1.66)	—	1.14	32.95	8.98	89,553	2.01	2.01	(1.20)	19
10/1/18 to 9/30/19	29.95	(0.28)	3.42	3.14	—	—	(1.28)	(1.28)	—	1.86	31.81	11.69	106,191	2.03	2.03	(0.99)	9
10/1/17 to 9/30/18	23.90	(0.23)	6.32	6.09	—	—	(0.04)	(0.04)	—	6.05	29.95	25.52	122,439	2.02	2.02	(0.82)	13
Class I
10/1/22 to 3/31/23(6)	$40.33	0.08	7.62	7.70	(0.11)	—	(2.61)	(2.72)	—	4.98	$45.31	19.75%	$1,134,733	1.00%	1.00%	0.36%	3%
10/1/21 to 9/30/22	51.22	0.12	(5.11)	(4.99)	(0.06)	—	(5.84)	(5.90)	—	(10.89)	40.33	(11.51)	1,008,114	1.01 (8)	1.01	0.26	9
10/1/20 to 9/30/21	42.67	0.02	11.96	11.98	(0.06)	—	(3.37)	(3.43)	—	8.55	51.22	29.03	1,278,711	1.00	1.00	0.05	16
10/1/19 to 9/30/20	40.33	(0.07)	4.08	4.01	(0.01)	—	(1.66)	(1.67)	—	2.34	42.67	10.11	1,082,010	1.00	1.00	(0.18)	19
10/1/18 to 9/30/19	37.26	— (12)	4.39	4.39	(0.04)	—	(1.28)	(1.32)	—	3.07	40.33	12.83	1,202,004	1.02	1.02	0.01	9
10/1/17 to 9/30/18	29.44	0.06	7.80	7.86	—	—	(0.04)	(0.04)	—	7.82	37.26	26.73	1,231,686	1.01	1.01	0.18	13
Class R6
10/1/22 to 3/31/23(6)	$40.53	0.10	7.65	7.75	(0.15)	—	(2.61)	(2.76)	—	4.99	$45.52	19.77%	$ 380,082	0.92%	0.92%	0.45%	3%
10/1/21 to 9/30/22	51.45	0.16	(5.12)	(4.96)	(0.12)	—	(5.84)	(5.96)	—	(10.92)	40.53	(11.42)	320,196	0.93 (8)	0.93	0.35	9
10/1/20 to 9/30/21	42.84	0.06	12.02	12.08	(0.10)	—	(3.37)	(3.47)	—	8.61	51.45	29.14	421,653	0.92	0.92	0.12	16
10/1/19 to 9/30/20	40.50	(0.06)	4.10	4.04	(0.04)	—	(1.66)	(1.70)	—	2.34	42.84	10.15	294,883	0.93	0.93	(0.14)	19
10/1/18 to 9/30/19	37.40	0.04	4.40	4.44	(0.06)	—	(1.28)	(1.34)	—	3.10	40.50	12.94	107,611	0.94	0.94	0.10	9
10/1/17 to 9/30/18	29.52	0.09	7.83	7.92	—	—	(0.04)	(0.04)	—	7.88	37.40	26.86	88,563	0.94	0.94	0.25	13

KAR Small-Cap Growth Fund
Class A
10/1/22 to 3/31/23(6)	$32.27	(0.14)	4.50	4.36	—	—	(5.04)	(5.04)	—	(0.68)	$31.59	15.37%	$ 447,385	1.36% (7)	1.36%	(0.85) %	5%
10/1/21 to 9/30/22	53.81	(0.37)	(14.19)	(14.56)	—	—	(6.98)	(6.98)	—	(21.54)	32.27	(31.04)	432,185	1.34 (7)(8)	1.34	(0.87)	12
10/1/20 to 9/30/21	49.00	(0.52)	10.49	9.97	—	—	(5.16)	(5.16)	—	4.81	53.81	20.46	793,106	1.34 (7)	1.34	(0.97)	11
10/1/19 to 9/30/20	37.44	(0.41)	12.59	12.18	—	—	(0.62)	(0.62)	—	11.56	49.00	32.91	772,158	1.35 (7)	1.35	(0.99)	17
10/1/18 to 9/30/19	33.57	(0.23)	4.78	4.55	—	(0.04)	(0.64)	(0.68)	—	3.87	37.44	14.12	735,210	1.37 (7)	1.37	(0.66)	16
10/1/17 to 9/30/18	25.43	(0.11)	8.25	8.14	—	—	—	—	—	8.14	33.57	32.01	866,966	1.37 (7)	1.37	(0.37)	13
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Growth Fund (Continued)
Class C
10/1/22 to 3/31/23(6)	$27.18	(0.21)	3.68	3.47	—	—	(5.04)	(5.04)	—	(1.57)	$25.61	14.94%	$ 155,738	2.10% (7)	2.10%	(1.59) %	5%
10/1/21 to 9/30/22	46.72	(0.58)	(11.98)	(12.56)	—	—	(6.98)	(6.98)	—	(19.54)	27.18	(31.52)	163,204	2.07 (7)(8)	2.07	(1.61)	12
10/1/20 to 9/30/21	43.40	(0.79)	9.27	8.48	—	—	(5.16)	(5.16)	—	3.32	46.72	19.60	319,371	2.05 (7)	2.05	(1.68)	11
10/1/19 to 9/30/20	33.46	(0.63)	11.19	10.56	—	—	(0.62)	(0.62)	—	9.94	43.40	31.97	322,672	2.07 (7)	2.07	(1.72)	17
10/1/18 to 9/30/19	30.30	(0.44)	4.28	3.84	—	(0.04)	(0.64)	(0.68)	—	3.16	33.46	13.28	291,693	2.10 (7)	2.10	(1.40)	16
10/1/17 to 9/30/18	23.13	(0.31)	7.48	7.17	—	—	—	—	—	7.17	30.30	31.00	301,749	2.10 (7)	2.10	(1.10)	13
Class I
10/1/22 to 3/31/23(6)	$33.50	(0.10)	4.69	4.59	—	—	(5.04)	(5.04)	—	(0.45)	$33.05	15.51%	$2,711,199	1.12% (7)	1.12%	(0.61) %	5%
10/1/21 to 9/30/22	55.46	(0.27)	(14.71)	(14.98)	—	—	(6.98)	(6.98)	—	(21.96)	33.50	(30.85)	2,778,744	1.08 (7)(8)	1.08	(0.62)	12
10/1/20 to 9/30/21	50.25	(0.38)	10.75	10.37	—	—	(5.16)	(5.16)	—	5.21	55.46	20.77	5,346,986	1.07 (7)	1.07	(0.70)	11
10/1/19 to 9/30/20	38.28	(0.31)	12.90	12.59	—	—	(0.62)	(0.62)	—	11.97	50.25	33.27	5,251,980	1.09 (7)	1.09	(0.74)	17
10/1/18 to 9/30/19	34.21	(0.14)	4.89	4.75	—	(0.04)	(0.64)	(0.68)	—	4.07	38.28	14.44	3,973,860	1.11 (7)	1.11	(0.40)	16
10/1/17 to 9/30/18	25.86	(0.03)	8.38	8.35	—	—	—	—	—	8.35	34.21	32.29	4,121,658	1.10 (7)	1.10	(0.10)	13
Class R6
10/1/22 to 3/31/23(6)	$33.68	(0.08)	4.72	4.64	—	—	(5.04)	(5.04)	—	(0.40)	$33.28	15.58%	$ 231,826	1.00% (7)	1.00%	(0.48) %	5%
10/1/21 to 9/30/22	55.68	(0.22)	(14.80)	(15.02)	—	—	(6.98)	(6.98)	—	(22.00)	33.68	(30.80)	140,696	0.99 (7)(8)	0.99	(0.51)	12
10/1/20 to 9/30/21	50.39	(0.32)	10.77	10.45	—	—	(5.16)	(5.16)	—	5.29	55.68	20.88	205,549	0.98 (7)	0.98	(0.58)	11
10/1/19 to 9/30/20	38.35	(0.29)	12.95	12.66	—	—	(0.62)	(0.62)	—	12.04	50.39	33.39	95,061	0.99 (7)	0.99	(0.68)	17
10/1/18 to 9/30/19	34.23	(0.12)	4.92	4.80	—	(0.04)	(0.64)	(0.68)	—	4.12	38.35	14.58	45,306	1.00 (7)	1.00	(0.31)	16
1/30/18 (11) to 9/30/18	29.81	0.01	4.41	4.42	—	—	—	—	—	4.42	34.23	14.83	13,800	1.00 (7)	1.00	0.05	13

KAR Small-Cap Value Fund
Class A
10/1/22 to 3/31/23(6)	$20.31	0.08	1.84	1.92	(0.09)	—	(0.58)	(0.67)	—	1.25	$21.56	9.51%	$ 90,759	1.22% (7)	1.22%	0.76%	9%
10/1/21 to 9/30/22	27.28	0.05	(6.53)	(6.48)	(0.02)	—	(0.47)	(0.49)	—	(6.97)	20.31	(24.26)	90,204	1.21 (7)(8)	1.21	0.19	9
10/1/20 to 9/30/21	19.97	0.04	7.42	7.46	(0.15)	—	—	(0.15)	—	7.31	27.28	37.45	130,975	1.20 (7)	1.20	0.14	13
10/1/19 to 9/30/20	18.33	0.12	1.63	1.75	(0.11)	—	—	(0.11)	—	1.64	19.97	9.57	83,622	1.23 (7)	1.23	0.66	19
10/1/18 to 9/30/19	19.44	0.14	(0.93)	(0.79)	(0.13)	—	(0.19)	(0.32)	—	(1.11)	18.33	(3.82)	79,027	1.24 (7)	1.24	0.80	14
10/1/17 to 9/30/18	18.41	0.10	1.23	1.33	(0.01)	—	(0.29)	(0.30)	—	1.03	19.44	7.27	83,276	1.27 (7)	1.27	0.55	6
Class C
10/1/22 to 3/31/23(6)	$19.59	— (12)	1.77	1.77	—	—	(0.58)	(0.58)	—	1.19	$20.78	9.07%	$ 13,757	2.00% (7)	2.00%	(0.02) %	9%
10/1/21 to 9/30/22	26.51	(0.14)	(6.31)	(6.45)	—	—	(0.47)	(0.47)	—	(6.92)	19.59	(24.84)	13,446	1.98 (7)(8)	1.98	(0.58)	9
10/1/20 to 9/30/21	19.44	(0.16)	7.24	7.08	(0.01)	—	—	(0.01)	—	7.07	26.51	36.44	21,623	1.96 (7)	1.96	(0.60)	13
10/1/19 to 9/30/20	17.88	(0.01)	1.57	1.56	—	—	—	—	—	1.56	19.44	8.72	16,233	1.98 (7)	1.98	(0.08)	19
10/1/18 to 9/30/19	18.96	0.01	(0.90)	(0.89)	—	—	(0.19)	(0.19)	—	(1.08)	17.88	(4.56)	15,361	1.99 (7)	1.99	0.09	14
10/1/17 to 9/30/18	18.08	(0.03)	1.20	1.17	—	—	(0.29)	(0.29)	—	0.88	18.96	6.54	29,922	1.97 (7)	1.97	(0.14)	6
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class I
10/1/22 to 3/31/23(6)	$20.36	0.11	1.84	1.95	(0.13)	—	(0.58)	(0.71)	—	1.24	$21.60	9.58%	$ 644,939	1.01% (7)	1.01%	0.97%	9%
10/1/21 to 9/30/22	27.30	0.11	(6.54)	(6.43)	(0.04)	—	(0.47)	(0.51)	—	(6.94)	20.36	(24.08)	756,418	0.98 (7)(8)	0.98	0.42	9
10/1/20 to 9/30/21	19.97	0.10	7.43	7.53	(0.20)	—	—	(0.20)	—	7.33	27.30	37.83	1,190,498	0.96 (7)	0.96	0.38	13
10/1/19 to 9/30/20	18.34	0.18	1.60	1.78	(0.15)	—	—	(0.15)	—	1.63	19.97	9.75	711,421	0.99 (7)	0.99	0.94	19
10/1/18 to 9/30/19	19.49	0.18	(0.94)	(0.76)	(0.20)	—	(0.19)	(0.39)	—	(1.15)	18.34	(3.57)	484,123	1.01 (7)	1.01	1.02	14
10/1/17 to 9/30/18	18.41	0.16	1.23	1.39	(0.02)	—	(0.29)	(0.31)	—	1.08	19.49	7.62	475,103	0.99 (7)	0.99	0.84	6
Class R6
10/1/22 to 3/31/23(6)	$20.39	0.12	1.85	1.97	(0.08)	—	(0.58)	(0.66)	—	1.31	$21.70	9.72%	$ 33,294	0.91% (7)	0.91%	1.07%	9%
10/1/21 to 9/30/22	27.33	0.13	(6.55)	(6.42)	(0.05)	—	(0.47)	(0.52)	—	(6.94)	20.39	(24.03)	34,066	0.89 (7)(8)	0.89	0.52	9
10/1/20 to 9/30/21	20.00	0.12	7.43	7.55	(0.22)	—	—	(0.22)	—	7.33	27.33	37.85	81,914	0.89 (7)	0.89	0.46	13
10/1/19 to 9/30/20	18.36	0.19	1.62	1.81	(0.17)	—	—	(0.17)	—	1.64	20.00	9.90	12,246	0.89 (7)	0.89	1.01	19
10/1/18 to 9/30/19	19.51	0.20	(0.94)	(0.74)	(0.22)	—	(0.19)	(0.41)	—	(1.15)	18.36	(3.47)	11,286	0.90 (7)	0.90	1.11	14
10/1/17 to 9/30/18	18.42	0.18	1.22	1.40	(0.02)	—	(0.29)	(0.31)	—	1.09	19.51	7.69	21,746	0.90 (7)	0.90	0.96	6

KAR Small-Mid Cap Core Fund
Class A
10/1/22 to 3/31/23(6)	$13.53	(0.03)	2.64	2.61	—	—	—	—	—	2.61	$16.14	19.29%	$ 40,119	1.29% (7)	1.29%	(0.34) %	13%
10/1/21 to 9/30/22	18.67	(0.10)	(4.82)	(4.92)	—	—	(0.22)	(0.22)	—	(5.14)	13.53	(26.69)	34,319	1.31 (7)(8)(15)	1.27	(0.60)	19
10/1/20 to 9/30/21	14.43	(0.14)	4.38	4.24	—	—	—	—	—	4.24	18.67	29.38	48,485	1.30	1.30	(0.77)	7
10/1/19 to 9/30/20	11.53	(0.03)	2.93	2.90	—	—	—	—	—	2.90	14.43	25.15	19,735	1.30	1.39	(0.23)	31
10/1/18 to 9/30/19	10.79	(0.03)	0.89	0.86	—	—	(0.12)	(0.12)	—	0.74	11.53	8.32	1,473	1.30	2.25	(0.28)	21
3/7/18 (11) to 9/30/18	10.00	(0.02)	0.81	0.79	—	—	—	—	—	0.79	10.79	7.90	158	1.30	5.84	(0.38)	16 (13)
Class C
10/1/22 to 3/31/23(6)	$13.07	(0.08)	2.54	2.46	—	—	—	—	—	2.46	$15.53	18.82%	$ 34,072	2.05%	2.05%	(1.09) %	13%
10/1/21 to 9/30/22	18.18	(0.22)	(4.67)	(4.89)	—	—	(0.22)	(0.22)	—	(5.11)	13.07	(27.25)	26,271	2.04 (7)(8)(15)	2.03	(1.33)	19
10/1/20 to 9/30/21	14.16	(0.27)	4.29	4.02	—	—	—	—	—	4.02	18.18	28.39	30,401	2.05 (7)(15)	2.03	(1.52)	7
10/1/19 to 9/30/20	11.40	(0.12)	2.88	2.76	—	—	—	—	—	2.76	14.16	24.21	10,210	2.05	2.08	(0.97)	31
10/1/18 to 9/30/19	10.75	(0.11)	0.88	0.77	—	—	(0.12)	(0.12)	—	0.65	11.40	7.50	1,106	2.05	2.92	(1.05)	21
3/7/18 (11) to 9/30/18	10.00	(0.07)	0.82	0.75	—	—	—	—	—	0.75	10.75	7.50	135	2.05	6.48	(1.14)	16 (13)
Class I
10/1/22 to 3/31/23(6)	$13.68	(0.01)	2.66	2.65	—	—	—	—	—	2.65	$16.33	19.37%	$1,048,471	1.04% (7)	1.04%	(0.09) %	13%
10/1/21 to 9/30/22	18.82	(0.05)	(4.87)	(4.92)	—	—	(0.22)	(0.22)	—	(5.14)	13.68	(26.47)	877,405	1.02 (7)(8)	1.02	(0.31)	19
10/1/20 to 9/30/21	14.51	(0.09)	4.40	4.31	— (12)	—	—	— (12)	—	4.31	18.82	29.72	1,168,320	1.02 (7)(15)	1.01	(0.49)	7
10/1/19 to 9/30/20	11.56	0.01	2.94	2.95	—	—	—	—	—	2.95	14.51	25.52	439,899	1.05	1.09	0.07	31
10/1/18 to 9/30/19	10.81	(0.01)	0.89	0.88	(0.01)	—	(0.12)	(0.13)	—	0.75	11.56	8.51	24,898	1.05	1.99	(0.05)	21
3/7/18 (11) to 9/30/18	10.00	(0.01)	0.82	0.81	—	—	—	—	—	0.81	10.81	8.10	214	1.05	5.74	(0.13)	16 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Core Fund (Continued)
Class R6
10/1/22 to 3/31/23(6)	$13.71	— (12)	2.68	2.68	—	—	—	—	—	2.68	$16.39	19.55%	$ 25,847	0.95% (7)(15)	0.92%	0.03%	13%
10/1/21 to 9/30/22	18.87	(0.05)	(4.89)	(4.94)	—	—	(0.22)	(0.22)	—	(5.16)	13.71	(26.51)	14,051	0.98 (7)(8)(15)	0.93	(0.28)	19
10/1/20 to 9/30/21	14.54	(0.08)	4.42	4.34	(0.01)	—	—	(0.01)	—	4.33	18.87	29.82	16,335	0.97 (7)(15)	0.92	(0.44)	7
10/1/19 to 9/30/20	11.57	— (12)	2.97	2.97	—	—	—	—	—	2.97	14.54	25.67	8,366	0.97	0.99	0.03	31
10/1/18 to 9/30/19	10.81	0.01	0.88	0.89	(0.01)	—	(0.12)	(0.13)	—	0.76	11.57	8.61	3,125	0.97	1.91	0.06	21
3/7/18 (11) to 9/30/18	10.00	(—) (12)	0.81	0.81	—	—	—	—	—	0.81	10.81	8.10	2,919	0.97	5.20	(0.07)	16 (13)

KAR Small-Mid Cap Growth Fund
Class A
10/1/22 to 3/31/23(6)	$ 7.73	(0.03)	1.16	1.13	—	—	—	—	—	1.13	$ 8.86	14.62%	$ 3,075	1.30%	2.24%	(0.63) %	14%
10/1/21 to 9/30/22	10.70	(0.10)	(2.87)	(2.97)	—	—	—	—	—	(2.97)	7.73	(27.76)	435	1.31 (8)	2.77	(1.04)	27
12/8/20 (11) to 9/30/21	10.00	(0.09)	0.79	0.70	—	—	—	—	—	0.70	10.70	7.00	725	1.30	4.06	(1.05)	14 (13)
Class C
10/1/22 to 3/31/23(6)	$ 7.63	(0.06)	1.14	1.08	—	—	—	—	—	1.08	$ 8.71	14.15%	$ 112	2.05%	2.98%	(1.54) %	14%
10/1/21 to 9/30/22	10.63	(0.16)	(2.84)	(3.00)	—	—	—	—	—	(3.00)	7.63	(28.22)	98	2.06 (8)	3.44	(1.77)	27
12/8/20 (11) to 9/30/21	10.00	(0.15)	0.78	0.63	—	—	—	—	—	0.63	10.63	6.30	119	2.05	4.88	(1.82)	14 (13)
Class I
10/1/22 to 3/31/23(6)	$ 7.77	(0.02)	1.16	1.14	—	—	—	—	—	1.14	$ 8.91	14.67%	$ 2,469	1.05%	2.09%	(0.52) %	14%
10/1/21 to 9/30/22	10.72	(0.07)	(2.88)	(2.95)	—	—	—	—	—	(2.95)	7.77	(27.52)	1,940	1.06 (8)	2.58	(0.76)	27
12/8/20 (11) to 9/30/21	10.00	(0.07)	0.79	0.72	—	—	—	—	—	0.72	10.72	7.20	1,998	1.05	3.83	(0.79)	14 (13)
Class R6
10/1/22 to 3/31/23(6)	$ 7.78	(0.02)	1.16	1.14	—	—	—	—	—	1.14	$ 8.92	14.65%	$ 3,065	0.99%	1.94%	(0.48) %	14%
10/1/21 to 9/30/22	10.73	(0.07)	(2.88)	(2.95)	—	—	—	—	—	(2.95)	7.78	(27.49)	2,664	1.00 (8)	2.45	(0.71)	27
12/8/20 (11) to 9/30/21	10.00	(0.07)	0.80	0.73	—	—	—	—	—	0.73	10.73	7.30	3,241	0.99	3.79	(0.76)	14 (13)

KAR Small-Mid Cap Value Fund
Class A
10/1/22 to 3/31/23(6)	$ 7.77	0.03	0.76	0.79	(0.05)	—	—	(0.05)	—	0.74	$ 8.51	10.22%	$ 1,227	1.17%	2.30%	0.68%	4%
10/1/21 to 9/30/22	9.64	0.03	(1.88)	(1.85)	(0.02)	—	—	(0.02)	—	(1.87)	7.77	(19.25)	698	1.20 (8)	4.12	0.29	19
8/3/21 (11) to 9/30/21	10.00	— (12)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	127	1.17	12.81	0.09	0
Class C
10/1/22 to 3/31/23(6)	$ 7.71	— (12)	0.76	0.76	—	—	—	—	—	0.76	$ 8.47	9.86%	$ 88	1.92%	3.04%	(0.10) %	4%
10/1/21 to 9/30/22	9.63	(0.04)	(1.88)	(1.92)	—	—	—	—	—	(1.92)	7.71	(19.94)	80	1.93 (8)	4.86	(0.46)	19
8/3/21 (11) to 9/30/21	10.00	(0.01)	(0.36)	(0.37)	—	—	—	—	—	(0.37)	9.63	(3.70)	99	1.92	13.87	(0.71)	0
Class I
10/1/22 to 3/31/23(6)	$ 7.76	0.04	0.78	0.82	(0.04)	—	—	(0.04)	—	0.78	$ 8.54	10.55%	$ 1,168	0.92%	2.17%	1.00%	4%
10/1/21 to 9/30/22	9.64	0.04	(1.87)	(1.83)	(0.05)	—	—	(0.05)	—	(1.88)	7.76	(19.10)	413	0.94 (8)	3.89	0.47	19
8/3/21 (11) to 9/30/21	10.00	— (12)	(0.36)	(0.36)	—	—	—	—	—	(0.36)	9.64	(3.60)	97	0.92	12.88	0.29	0
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Mid Cap Value Fund (Continued)
Class R6
10/1/22 to 3/31/23(6)	$ 7.78	0.04	0.78	0.82	(0.03)	—	—	(0.03)	—	0.79	$ 8.57	10.49%	$ 2,996	0.82%	2.05%	1.00%	4%
10/1/21 to 9/30/22	9.65	0.06	(1.89)	(1.83)	(0.04)	—	—	(0.04)	—	(1.87)	7.78	(19.09)	2,719	0.83 (8)	3.83	0.63	19
8/3/21 (11) to 9/30/21	10.00	0.01	(0.36)	(0.35)	—	—	—	—	—	(0.35)	9.65	(3.50)	2,604	0.82	12.82	0.47	0

SGA Emerging Markets Growth Fund
Class A
10/1/22 to 3/31/23(6)	$ 8.36	(0.01)	1.42	1.41	—	—	—	—	—	1.41	$ 9.77	16.87%	$ 177	1.48%	3.00%	(0.20) %	11%
10/1/21 to 9/30/22	12.82	(0.02)	(3.56)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	8.36	(29.40)	136	1.49 (8)	3.02	(0.23)	30
10/1/20 to 9/30/21	11.90	(0.09)	1.28	1.19	—	—	(0.27)	(0.27)	—	0.92	12.82	9.93	206	1.48	2.91	(0.66)	46
10/1/19 to 9/30/20	9.97	(0.05)	1.98	1.93	—	—	— (12)	— (12)	—	1.93	11.90	19.37	169	1.48	3.98	(0.47)	44
6/13/19 (11) to 9/30/19	10.00	(0.02)	(0.01)	(0.03)	—	—	—	—	—	(0.03)	9.97	(0.30)	100	1.48	9.63	(0.57)	6 (13)
Class C
10/1/22 to 3/31/23(6)	$ 8.14	(0.05)	1.38	1.33	—	—	—	—	—	1.33	$ 9.47	16.34%	$ 189	2.23%	3.72%	(1.07) %	11%
10/1/21 to 9/30/22	12.60	(0.10)	(3.48)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	8.14	(29.94)	86	2.24 (8)	3.76	(0.96)	30
10/1/20 to 9/30/21	11.79	(0.19)	1.27	1.08	—	—	(0.27)	(0.27)	—	0.81	12.60	9.08	159	2.23	3.66	(1.42)	46
10/1/19 to 9/30/20	9.95	(0.13)	1.97	1.84	—	—	— (12)	— (12)	—	1.84	11.79	18.50	142	2.23	4.70	(1.19)	44
6/13/19 (11) to 9/30/19	10.00	(0.04)	(0.01)	(0.05)	—	—	—	—	—	(0.05)	9.95	(0.50)	100	2.23	10.38	(1.32)	6 (13)
Class I
10/1/22 to 3/31/23(6)	$ 8.44	— (12)	1.43	1.43	—	—	—	—	—	1.43	$ 9.87	16.94%	$ 284	1.23%	2.73%	0.05%	11%
10/1/21 to 9/30/22	12.90	— (12)	(3.58)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	8.44	(29.20)	230	1.24 (8)	2.76	0.01	30
10/1/20 to 9/30/21	11.94	(0.06)	1.29	1.23	—	—	(0.27)	(0.27)	—	0.96	12.90	10.24	405	1.23	2.67	(0.42)	46
10/1/19 to 9/30/20	9.98	(0.03)	1.99	1.96	—	—	— (12)	— (12)	—	1.96	11.94	19.65	247	1.23	3.57	(0.30)	44
6/13/19 (11) to 9/30/19	10.00	(0.01)	(0.01)	(0.02)	—	—	—	—	—	(0.02)	9.98	(0.20)	109	1.23	9.38	(0.32)	6 (13)
Class R6
10/1/22 to 3/31/23(6)	$ 8.49	0.01	1.44	1.45	—	—	—	—	—	1.45	$ 9.94	17.08%	$ 4,393	1.05%	2.71%	0.24%	11%
10/1/21 to 9/30/22	12.95	0.02	(3.60)	(3.58)	—	—	(0.88)	(0.88)	—	(4.46)	8.49	(29.08)	3,845	1.06 (8)	2.74	0.21	30
10/1/20 to 9/30/21	11.97	(0.03)	1.28	1.25	—	—	(0.27)	(0.27)	—	0.98	12.95	10.38	5,425	1.05	2.63	(0.24)	46
10/1/19 to 9/30/20	9.98	— (12)	1.99	1.99	—	—	— (12)	— (12)	—	1.99	11.97	19.95	4,828	1.05	3.72	(0.02)	44
6/13/19 (11) to 9/30/19	10.00	— (12)	(0.02)	(0.02)	—	—	—	—	—	(0.02)	9.98	(0.20)	4,032	1.05	9.38	(0.14)	6 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

SGA Global Growth Fund
Class A
10/1/22 to 3/31/23(6)	$19.49	(0.08)	3.61	3.53	—	—	(0.54)	(0.54)	—	2.99	$22.48	18.37%	$ 21,269	1.35% (10)	1.49%	(0.73) %	11%
10/1/21 to 9/30/22	30.69	(0.18)	(8.97)	(9.15)	—	—	(2.05)	(2.05)	—	(11.20)	19.49	(31.91)	18,375	1.39 (8)	1.45	(0.71)	37
10/1/20 to 9/30/21	26.54	(0.24)	5.33	5.09	—	—	(0.94)	(0.94)	—	4.15	30.69	19.49	34,690	1.38	1.47	(0.79)	40
10/1/19 to 9/30/20	20.98	(0.12)	5.68	5.56	—	—	—	—	—	5.56	26.54	26.50	26,504	1.36 (7)	1.36	(0.53)	49
2/1/19 to 9/30/19(9)	18.58	(0.01)	2.41	2.40	—	—	—	—	—	2.40	20.98	12.92	4,219	1.37	1.48	(0.06)	13
2/1/18 to 1/31/19	19.72	(0.05)	(0.32)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.58	(1.46)	3,786	1.38	1.60	(0.28)	54
2/1/17 to 1/31/18	14.89	(0.02)	5.49	5.47	—	—	(0.64)	(0.64)	—	4.83	19.72	37.05	3,835	1.38	1.72	(0.43)	31
Class C
10/1/22 to 3/31/23(6)	$18.01	(0.14)	3.31	3.17	—	—	(0.54)	(0.54)	—	2.63	$20.64	17.87%	$ 3,891	2.10% (10)	2.18%	(1.48) %	11%
10/1/21 to 9/30/22	28.71	(0.35)	(8.30)	(8.65)	—	—	(2.05)	(2.05)	—	(10.70)	18.01	(32.40)	3,767	2.14 (7)(8)(15)	2.14	(1.47)	37
10/1/20 to 9/30/21	25.06	(0.43)	5.02	4.59	—	—	(0.94)	(0.94)	—	3.65	28.71	18.62	7,326	2.13	2.14	(1.54)	40
10/1/19 to 9/30/20	19.97	(0.29)	5.38	5.09	—	—	—	—	—	5.09	25.06	25.49	5,210	2.13	2.14	(1.35)	49
2/1/19 to 9/30/19(9)	17.77	(0.11)	2.31	2.20	—	—	—	—	—	2.20	19.97	12.38	3,554	2.10	2.20	(0.83)	13
2/1/18 to 1/31/19	19.04	(0.04)	(0.46)	(0.50)	—	—	(0.77)	(0.77)	—	(1.27)	17.77	(2.20)	3,164	2.13	2.39	(1.08)	54
2/1/17 to 1/31/18	14.50	(0.04)	5.22	5.18	—	—	(0.64)	(0.64)	—	4.54	19.04	36.04	2,062	2.13	2.47	(1.08)	31
Class I*
10/1/22 to 3/31/23(6)	$19.69	(0.05)	3.64	3.59	—	—	(0.54)	(0.54)	—	3.05	$22.74	18.49%	$ 24,992	1.11% (10)	1.20%	(0.50) %	11%
10/1/21 to 9/30/22	30.91	(0.12)	(9.05)	(9.17)	—	—	(2.05)	(2.05)	—	(11.22)	19.69	(31.74)	33,241	1.14 (8)	1.18	(0.47)	37
10/1/20 to 9/30/21	26.66	(0.16)	5.35	5.19	—	—	(0.94)	(0.94)	—	4.25	30.91	19.78	53,546	1.13	1.15	(0.52)	40
10/1/19 to 9/30/20	21.03	(0.08)	5.71	5.63	— (12)	—	—	— (12)	—	5.63	26.66	26.79	27,529	1.13	1.20	(0.34)	49
2/1/19 to 9/30/19(9)	18.61	— (12)	2.42	2.42	—	—	—	—	—	2.42	21.03	13.00	12,807	1.19	1.28	(0.02)	13
2/1/18 to 1/31/19	19.75	(0.21)	(0.16)	(0.37)	—	—	(0.77)	(0.77)	—	(1.14)	18.61	(1.46)	5,878	1.36	1.50	(0.15)	54
2/1/17 to 1/31/18	14.90	(0.04)	5.53	5.49	—	—	(0.64)	(0.64)	—	4.85	19.75	37.16	19,474	1.36	1.57	(0.29)	31
Class R6**
10/1/22 to 3/31/23(6)	$20.38	(0.03)	3.77	3.74	—	—	(0.54)	(0.54)	—	3.20	$23.58	18.60%	$ 60,238	0.90%	1.06%	(0.28) %	11%
10/1/21 to 9/30/22	31.85	(0.06)	(9.36)	(9.42)	—	—	(2.05)	(2.05)	—	(11.47)	20.38	(31.58)	54,339	0.91 (8)	1.04	(0.22)	37
10/1/20 to 9/30/21	27.38	(0.10)	5.51	5.41	—	—	(0.94)	(0.94)	—	4.47	31.85	20.07	80,122	0.90	1.03	(0.31)	40
10/1/19 to 9/30/20	21.56	(0.03)	5.86	5.83	(0.01)	—	—	(0.01)	—	5.82	27.38	27.06	72,376	0.90	1.08	(0.11)	49
2/1/19 to 9/30/19(9)	19.04	0.05	2.47	2.52	—	—	—	—	—	2.52	21.56	13.24	40,690	0.95	1.16	0.34	13
2/1/18 to 1/31/19	20.11	0.01	(0.31)	(0.30)	—	—	(0.77)	(0.77)	—	(1.07)	19.04	(1.08)	28,819	0.98	1.31	0.07	54
2/1/17 to 1/31/18	15.11	(0.01)	5.65	5.64	—	—	(0.64)	(0.64)	—	5.00	20.11	37.64	15,913	0.98	1.34	0.08	31

SGA New Leaders Growth Fund
Class A
10/1/22 to 3/31/23(6)	$ 6.33	(0.03)	0.79	0.76	—	—	—	—	—	0.76	$ 7.09	12.01%	$ 82	1.34%	2.40%	(0.77) %	10%
10/1/21 to 9/30/22	10.65	(0.08)	(4.24)	(4.32)	—	—	—	—	—	(4.32)	6.33	(40.56)	71	1.36 (8)(10)	2.44	(0.93)	30
11/17/20 (11) to 9/30/21	10.00	(0.09)	0.74	0.65	—	—	—	—	—	0.65	10.65	6.50	110	1.39	3.60	(1.01)	24 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
SGA New Leaders Growth Fund (Continued)
Class C
10/1/22 to 3/31/23(6)	$ 6.24	(0.05)	0.77	0.72	—	—	—	—	—	0.72	$ 6.96	11.54%	$ 70	2.09%	3.13%	(1.52) %	10%
10/1/21 to 9/30/22	10.58	(0.14)	(4.20)	(4.34)	—	—	—	—	—	(4.34)	6.24	(41.02)	62	2.11 (8)(10)	3.17	(1.68)	30
11/17/20 (11) to 9/30/21	10.00	(0.16)	0.74	0.58	—	—	—	—	—	0.58	10.58	5.80	108	2.14	4.35	(1.76)	24 (13)
Class I
10/1/22 to 3/31/23(6)	$ 6.36	(0.02)	0.79	0.77	—	—	—	—	—	0.77	$ 7.13	12.11%	$ 109	1.09%	2.13%	(0.52) %	10%
10/1/21 to 9/30/22	10.67	(0.06)	(4.25)	(4.31)	—	—	—	—	—	(4.31)	6.36	(40.39)	97	1.11 (8)(10)	2.20	(0.68)	30
11/17/20 (11) to 9/30/21	10.00	(0.07)	0.74	0.67	—	—	—	—	—	0.67	10.67	6.70	163	1.14	3.32	(0.76)	24 (13)
Class R6
10/1/22 to 3/31/23(6)	$ 6.38	(0.01)	0.80	0.79	—	—	—	—	—	0.79	$ 7.17	12.38%	$ 6,271	0.91%	2.12%	(0.33) %	10%
10/1/21 to 9/30/22	10.69	(0.04)	(4.27)	(4.31)	—	—	—	—	—	(4.31)	6.38	(40.32)	5,534	0.92 (8)	2.24	(0.48)	30
11/17/20 (11) to 9/30/21	10.00	(0.05)	0.74	0.69	—	—	—	—	—	0.69	10.69	6.90	6,267	0.91	3.25	(0.54)	24 (13)

Tactical Allocation Fund
Class A
10/1/22 to 3/31/23(6)	$ 8.89	0.05	1.07	1.12	(0.06)	—	(0.58)	(0.64)	—	0.48	$ 9.37	13.15%	$ 576,570	0.99%	1.07%	1.15%	10%
10/1/21 to 9/30/22	13.86	0.07	(4.06)	(3.99)	(0.07)	—	(0.91)	(0.98)	—	(4.97)	8.89	(31.03)	542,371	1.00 (8)	1.06	0.60	24
10/1/20 to 9/30/21	12.10	0.04	1.97	2.01	(0.05)	—	(0.20)	(0.25)	—	1.76	13.86	16.69	869,209	1.01 (8)(10)	1.07	0.30	46
10/1/19 to 9/30/20	9.51	0.07	2.71	2.78	(0.07)	—	(0.12)	(0.19)	—	2.59	12.10	29.72	683,100	1.06 (7)	1.06	0.68	35
10/1/18 to 9/30/19	9.66	0.13	0.06	0.19	(0.12)	—	(0.22)	(0.34)	— (12)	(0.15)	9.51	2.36 (14)	569,543	1.14 (7)	1.14	1.33	51
10/1/17 to 9/30/18	9.00	0.14	0.73	0.87	(0.14)	—	(0.07)	(0.21)	—	0.66	9.66	9.73	146,854	1.26	1.27	1.47	41
Class C
10/1/22 to 3/31/23(6)	$ 9.08	0.02	1.08	1.10	(0.02)	—	(0.58)	(0.60)	—	0.50	$ 9.58	12.69%	$ 10,420	1.75%	1.88%	0.38%	10%
10/1/21 to 9/30/22	14.19	(0.03)	(4.15)	(4.18)	(0.02)	—	(0.91)	(0.93)	—	(5.11)	9.08	(31.56)	12,326	1.76 (8)	1.87	(0.22)	24
10/1/20 to 9/30/21	12.44	(0.06)	2.02	1.96	(0.01)	—	(0.20)	(0.21)	—	1.75	14.19	15.82	33,401	1.77 (8)(10)	1.88	(0.46)	46
10/1/19 to 9/30/20	9.78	(0.01)	2.80	2.79	(0.01)	—	(0.12)	(0.13)	—	2.66	12.44	28.82	12,140	1.83 (7)(15)	1.78	(0.10)	35
10/1/18 to 9/30/19	9.93	0.06	0.05	0.11	(0.04)	—	(0.22)	(0.26)	— (12)	(0.15)	9.78	1.48 (14)	8,560	1.91 (10)	1.99	0.59	51
10/1/17 to 9/30/18	9.24	0.07	0.75	0.82	(0.06)	—	(0.07)	(0.13)	—	0.69	9.93	8.94	3,736	2.04	2.05	0.68	41
Class I
10/1/22 to 3/31/23(6)	$ 8.86	0.06	1.07	1.13	(0.07)	—	(0.58)	(0.65)	—	0.48	$ 9.34	13.31%	$ 24,115	0.76%	0.89%	1.37%	10%
10/1/21 to 9/30/22	13.82	0.09	(4.05)	(3.96)	(0.09)	—	(0.91)	(1.00)	—	(4.96)	8.86	(30.90)	25,520	0.77 (8)	0.86	0.80	24
10/1/20 to 9/30/21	12.07	0.07	1.96	2.03	(0.08)	—	(0.20)	(0.28)	—	1.75	13.82	16.88	51,887	0.78 (8)(10)	0.86	0.55	46
10/1/19 to 9/30/20	9.51	0.08	2.70	2.78	(0.10)	—	(0.12)	(0.22)	—	2.56	12.07	29.74	26,526	0.82 (7)	0.82	0.73	35
10/20/20 (11) to 9/30/19	8.66	0.10	0.85	0.95	(0.10)	—	—	(0.10)	— (12)	0.85	9.51	10.94 (14)	2,813	0.88 (7)	0.89	1.52	51 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Tactical Allocation Fund (Continued)
Class R6
10/1/22 to 3/31/23(6)	$ 8.87	0.07	1.06	1.13	(0.08)	—	(0.58)	(0.66)	—	0.47	$ 9.34	13.29%	$ 79	0.60%	0.81%	1.54%	10%
10/1/21 to 9/30/22	13.83	0.11	(4.05)	(3.94)	(0.11)	—	(0.91)	(1.02)	—	(4.96)	8.87	(30.73)	75	0.61 (8)	0.70	1.00	24
10/20/20 (11) to 9/30/21	12.48	0.09	1.55	1.64	(0.09)	—	(0.20)	(0.29)	—	1.35	13.83	13.23	112	0.62 (8)	0.86	0.70	46 (13)

Footnote Legend:
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. The Class I shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Investor Class shares.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. The Class R6 shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Institutional Class shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Unaudited.
(7)	The share class is currently under its expense limitation.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	The Fund changed its fiscal year end to September 30, during the period.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Inception date.
(12)	Amount is less than $0.005 per share.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	Payment from affiliates had no impact on total return.
(15)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
(16)	Amount is less than 0.005%.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, the Trust is comprised of 15 funds (each a “Fund” or collectively, the “Funds”), each reported in this semiannual report. Each Fund has a distinct investment objective and all of the Funds except the SGA Emerging Markets Growth Fund and SGA New Leaders Growth Fund are diversified.
The Funds have the following investment objective(s):
Fund	Investment objective(s)
KAR Capital Growth Fund	Long-term capital growth.
KAR Equity Income Fund	Capital appreciation and current income.
KAR Global Quality Dividend Fund	Total return, consisting of both capital appreciation and current income.
KAR Mid-Cap Core Fund	Long-term capital appreciation.
KAR Mid-Cap Growth Fund	Capital appreciation.
KAR Small-Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Cap Growth Fund	Long-term capital appreciation.
KAR Small-Cap Value Fund	Long-term capital appreciation.
KAR Small-Mid Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Mid Cap Growth Fund	Long-term capital appreciation.
KAR Small-Mid Cap Value Fund	Long-term capital appreciation.
SGA Emerging Markets Growth Fund	Long-term capital appreciation.
SGA Global Growth Fund	Long-term capital appreciation.
SGA New Leaders Growth Fund	Long-term capital appreciation.
Tactical Allocation Fund	Capital appreciation and income.
There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     •    Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
J.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At March 31, 2023, the securities loaned were subject to a MSLA on a net payment basis as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
KAR Equity Income Fund	$ 6,606	$ 6,606	$ —
KAR Global Quality Dividend Fund	1,326	1,326	—
KAR Small-Cap Growth Fund	389	389	—
SGA Emerging Markets Growth Fund	131	131	—
SGA Global Growth Fund	2,565	2,565	—
Tactical Allocation Fund	328	328	—
(1)	Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of March 31, 2023 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
KAR Equity Income Fund	Money Market Mutual Fund	$6,723
KAR Global Quality Dividend Fund	Money Market Mutual Fund	1,378
KAR Small-Cap Growth Fund	Money Market Mutual Fund	396
SGA Emerging Markets Growth Fund	Money Market Mutual Fund	138
SGA Global Growth Fund	Money Market Mutual Fund	2,583
Tactical Allocation Fund	Money Market Mutual Fund	336
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
KAR Small-Mid Cap Growth Fund	0.75	0.70
KAR Small-Mid Cap Value Fund	0.65	0.60
SGA Emerging Markets Growth Fund	1.00	0.95
SGA Global Growth Fund	0.80	0.75
SGA New Leaders Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Tactical Allocation Fund	0.55	0.50	0.45

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the six months is as follows:

Fund	Subadviser
KAR Capital Growth Fund	KAR(1)
KAR Equity Income Fund	KAR(1)
KAR Global Quality Dividend Fund	KAR(1)
KAR Mid-Cap Core Fund	KAR(1)
KAR Mid-Cap Growth Fund	KAR(1)
KAR Small-Cap Core Fund	KAR(1)
KAR Small-Cap Growth Fund	KAR(1)
KAR Small-Cap Value Fund	KAR(1)
KAR Small-Mid Cap Core Fund	KAR(1)
KAR Small-Mid Cap Growth Fund	KAR(1)
KAR Small-Mid Cap Value Fund	KAR(1)
SGA Emerging Markets Growth Fund	SGA(2)
SGA Global Growth Fund	SGA(2)
SGA New Leaders Growth Fund	SGA(2)
Tactical Allocation Fund (Equity Portfolio)	KAR(1)
Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet(3)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
(3)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers LLC, an indirect, wholly-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2024. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47%	2.22%	1.22%	0.73%
KAR Equity Income Fund	1.20	1.95	0.95	0.91
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40	2.15	1.15	0.83
KAR Small-Cap Core Fund	N/A	N/A	N/A	N/A
KAR Small-Cap Growth Fund	1.50	2.25	1.25	1.18
KAR Small-Cap Value Fund	1.42	2.17	1.17	1.06
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97
KAR Small-Mid Cap Growth Fund	1.30	2.05	1.05	0.99
KAR Small-Mid Cap Value Fund	1.17	1.92	0.92	0.82
SGA Emerging Markets Growth Fund	1.48	2.23	1.23	1.05
SGA Global Growth Fund	1.33 (1)	2.08 (1)	1.08 (1)	0.90
SGA New Leaders Growth Fund	1.34	2.09	1.09	0.91
Tactical Allocation Fund	0.99	1.75	0.76	0.60
(1)	Effective January 1, 2023. For the period October 1, 2022 through December 31, 2022, the expense caps were as follows for Class A shares, Class C shares and Class I shares, respectively: 1.38%, 2.13% and 1.13%.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the six months ending March 31:

	Expiration
Fund	2023	2024	2025	2026	Total
KAR Capital Growth Fund
Class R6	$ 1	$ 1	$ 3	$ 1	$ 6
KAR Equity Income Fund
Class A	101	152	136	63	452
Class C	6	9	5	3	23
Class I	9	14	18	17	58
Class R6	1	1	2	1	5
KAR Global Quality Dividend Fund
Class A	41	38	32	17	128
Class C	3	2	2	1	8
Class I	19	19	19	11	68
Class R6	— (1)	5	9	5	19
KAR Mid-Cap Core Fund
Class A	42	84	77	45	248
Class C	40	68	67	35	210
Class I	458	982	1,112	731	3,283
Class R6	14	35	43	13	105
KAR Mid-Cap Growth Fund
Class R6	19	101	102	43	265
KAR Small-Mid Cap Core Fund
Class C	—	—	1	1	2
KAR Small-Mid Cap Growth Fund
Class A	—	11	8	6	25
Class C	—	3	2	— (1)	5
Class I	—	25	34	9	68
Class R6	—	68	43	14	125
KAR Small-Mid Cap Value Fund
Class A	—	2	7	6	15
Class C	—	2	3	1	6
Class I	—	2	9	4	15
Class R6	—	51	85	18	154
SGA Emerging Markets Growth Fund
Class A	2	3	2	1	8
Class C	2	3	2	1	8
Class I	3	6	5	2	16
Class R6	73	89	77	35	274
SGA Global Growth Fund
Class A	—	30	16	14	60
Class C	—	—	1	1	2
Class I	11	9	15	12	47
Class R6	67	104	90	46	307
SGA New Leaders Growth Fund
Class A	—	2	1	— (1)	3
Class C	—	2	1	— (1)	3
Class I	—	3	2	1	6
Class R6	—	115	80	36	231
Tactical Allocation Fund
Class A	—	498	424	219	1,141
Class C	—	45	24	7	76
Class I	—	43	38	16	97
Class R6	—	— (1)	— (1)	— (1)	— (1)
(1)	Amount is less than $500.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
During the six months ended March 31, 2023, the Adviser recaptured expenses previously waived for the following Fund:
Fund	Class A	Class C	Class I	Class R6	Total
KAR Small-Mid Cap Core Fund	$— (1)	$— (1)	$8	$9	$ 17
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the six months ended March 31, 2023, it retained net commissions of $67 for Class A shares and CDSC of $11 and $(22) for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the six months ended March 31, 2023, the Funds incurred administration fees totaling $5,471 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the six months ended March 31, 2023, the Funds incurred transfer agent fees totaling $ $2,450 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Affiliated Shareholders
At March 31, 2023, Virtus and its affiliates held shares of the following Fund, which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Small-Mid Cap Value Fund
Class A	10,000	$ 85
Class C	10,000	85
Class I	10,000	85
Class R6	349,581	2,996
H.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the six months ended March 31, 2023, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which a Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to a Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
A summary of the KAR Small-Cap Growth Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated investments during the six months ended March 31, 2023, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Small-Cap Growth Fund
Common Stocks—36.8%
Dream Finders Homes, Inc.(1)	$ 38,993	$ —	$ —	$ —	$ 9,748	$ 48,741	3,678,552	$ —	$—
Duck Creek Technologies, Inc.(2)	119,616	—	187,027	24,277	43,134	—	—	—	—
Fox Factory Holding Corp.(1)	217,706	—	24,866	14,914	94,360	302,114	2,489,201	—	—
Goosehead Insurance, Inc.(1)	63,812	—	13,451	(5,304)	30,292	75,349	1,443,476	—	—
Holley, Inc.(1)	42,971	—	—	—	(13,899)	29,072	10,610,230	—	—
MediaAlpha, Inc.(1)	40,653	—	7,330	(24,990)	51,170	59,503	3,972,151	—	—
National Research Corp.	95,899	—	—	—	8,939	104,838	2,409,518	578	—
NVE Corp.	19,252	—	10,647	(1,015)	12,800	20,390	245,690	659	—
Olo, Inc.(1),(3)	—	44,620	8,670	(28,880)	397	68,608	8,407,821	—	—
Omega Flex, Inc.	79,774	—	5,177	(767)	16,025	89,855	806,308	551	—
Oportun Financial Corp.(4)	7,790	—	1,624	(3,176)	17,965	—	—	—	—
Revolve Group, Inc.(1)	114,495	—	14,465	(2,043)	25,904	123,891	4,710,701	—	—
Ryan Specialty Holdings, Inc.(1)	315,827	—	33,243	13,188	(16,017)	279,755	6,952,150	—	—
U.S. Physical Therapy, Inc.	90,084	—	11,437	(4,494)	28,114	102,267	1,044,500	935	—
Total	$1,246,872	$44,620	$317,937	$(18,290)	$308,932	$1,304,383		$2,723	$—

(1)	Non-income producing.
(2)	Security was not an investment of the Fund at March 31, 2023.
(3)	Issuer was not an affiliated investment of the Fund at September 30, 2022.
(4)	Issuer is not an affiliated investment of the Fund at March 31, 2023.
I.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2023.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the six months ended March 31, 2023, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$ 38,105	$ 66,342
KAR Equity Income Fund	31,194	26,320
KAR Global Quality Dividend Fund	5,872	8,103
KAR Mid-Cap Core Fund	293,413	219,822
KAR Mid-Cap Growth Fund	119,125	306,014
KAR Small-Cap Core Fund	41,924	109,414
KAR Small-Cap Growth Fund	168,568	704,587

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	Purchases	Sales
KAR Small-Cap Value Fund	$ 77,093	$175,329
KAR Small-Mid Cap Core Fund	130,993	161,374
KAR Small-Mid Cap Growth Fund	3,433	825
KAR Small-Mid Cap Value Fund	1,297	174
SGA Emerging Markets Growth Fund	504	543
SGA Global Growth Fund	12,127	30,194
SGA New Leaders Growth Fund	617	678
Tactical Allocation Fund	58,039	90,945
Purchases  and sales of long-term U.S. government and agency securities during the six months ended March 31, 2023, were as follows:
	Purchases	Sales
Tactical Allocation Fund	$837	$1,657
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	305	$ 4,563	770	$ 17,644	240	$ 4,706	405	$ 8,289
Reinvestment of distributions	5,405	77,837	1,819	49,865	311	6,039	235	4,847
Shares repurchased and cross class conversions	(1,580)	(25,097)	(2,469)	(55,815)	(336)	(6,532)	(923)	(19,218)
Net Increase / (Decrease)	4,130	$ 57,303	120	$ 11,694	215	$ 4,213	(283)	$ (6,082)
Class C
Shares sold and cross class conversions	16	$ 167	21	$ 336	94	$ 1,595	86	$ 1,489
Reinvestment of distributions	75	677	42	810	18	294	8	139
Shares repurchased and cross class conversions	(110)	(1,166)	(262)	(4,276)	(62)	(1,033)	(122)	(2,151)
Net Increase / (Decrease)	(19)	$ (322)	(199)	$ (3,130)	50	$ 856	(28)	$ (523)
Class I
Shares sold and cross class conversions	125	$ 2,199	334	$ 7,742	531	$ 10,146	1,122	$ 22,576
Reinvestment of distributions	346	5,279	144	4,130	112	2,149	23	482
Shares repurchased and cross class conversions	(462)	(7,832)	(734)	(16,560)	(686)	(13,362)	(300)	(6,125)
Net Increase / (Decrease)	9	$ (354)	(256)	$ (4,688)	(43)	$ (1,067)	845	$ 16,933
Class R6
Shares sold and cross class conversions	3	$ 55	54	$ 1,497	41	$ 766	46	$ 948
Reinvestment of distributions	15	235	4	111	6	118	3	66
Shares repurchased and cross class conversions	(9)	(156)	(15)	(364)	(12)	(214)	(14)	(289)
Net Increase / (Decrease)	9	$ 134	43	$ 1,244	35	$ 670	35	$ 725

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	68	$ 973	184	$ 2,751	423	$ 19,566	520	$ 25,809
Reinvestment of distributions	43	618	32	479	4	203	27	1,495
Shares repurchased and cross class conversions	(95)	(1,359)	(180)	(2,696)	(164)	(7,656)	(425)	(21,995)
Net Increase / (Decrease)	16	$ 232	36	$ 534	263	$ 12,113	122	$ 5,309
Class C
Shares sold and cross class conversions	5	$ 77	32	$ 466	156	$ 6,627	278	$ 12,955
Reinvestment of distributions	2	16	1	8	4	151	25	1,267
Shares repurchased and cross class conversions	(22)	(304)	(34)	(482)	(171)	(7,248)	(276)	(12,531)
Net Increase / (Decrease)	(15)	$ (211)	(1)	$ (8)	(11)	$ (470)	27	$ 1,691
Class I
Shares sold and cross class conversions	72	$ 1,041	606	$ 9,126	7,690	$ 373,948	11,088	$ 567,760
Reinvestment of distributions	24	346	27	401	57	2,728	362	20,844
Shares repurchased and cross class conversions	(186)	(2,654)	(588)	(8,830)	(5,500)	(266,285)	(8,189)	(403,477)
Net Increase / (Decrease)	(90)	$ (1,267)	45	$ 697	2,247	$ 110,391	3,261	$ 185,127
Class R6
Shares sold and cross class conversions	20	$ 286	43	$ 650	201	$ 9,668	194	$ 9,790
Reinvestment of distributions	5	76	3	51	1	59	16	950
Shares repurchased and cross class conversions	(22)	(320)	(12)	(184)	(374)	(18,458)	(548)	(26,492)
Net Increase / (Decrease)	3	$ 42	34	$ 517	(172)	$ (8,731)	(338)	$ (15,752)

	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	282	$ 13,297	994	$ 57,568	179	$ 7,160	297	$ 12,884
Reinvestment of distributions	—	—	113	7,619	200	7,634	353	15,608
Shares repurchased and cross class conversions	(810)	(37,947)	(2,307)	(130,014)	(222)	(8,992)	(448)	(19,060)
Net Increase / (Decrease)	(528)	$ (24,650)	(1,200)	$ (64,827)	157	$ 5,802	202	$ 9,432
Class C
Shares sold and cross class conversions	70	$ 2,492	209	$ 9,553	31	$ 924	29	$ 978
Reinvestment of distributions	—	—	49	2,542	175	5,016	354	12,090
Shares repurchased and cross class conversions	(287)	(10,123)	(1,031)	(46,414)	(252)	(7,786)	(546)	(18,009)
Net Increase / (Decrease)	(217)	$ (7,631)	(773)	$ (34,319)	(46)	$ (1,846)	(163)	$ (4,941)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	2,652	$ 130,358	8,605	$ 512,895	864	$ 37,882	2,597	$ 118,523
Reinvestment of distributions	—	—	497	34,760	1,465	60,522	2,789	132,938
Shares repurchased and cross class conversions	(5,497)	(266,362)	(17,766)	(1,012,704)	(2,278)	(99,303)	(5,358)	(241,311)
Net Increase / (Decrease)	(2,845)	$ (136,004)	(8,664)	$ (465,049)	51	$ (899)	28	$ 10,150
Class R6
Shares sold and cross class conversions	253	$ 12,443	965	$ 57,309	1,370	$ 59,701	1,513	$ 68,743
Reinvestment of distributions	—	—	42	2,965	213	8,849	301	14,426
Shares repurchased and cross class conversions	(328)	(16,081)	(1,856)	(96,440)	(1,134)	(49,954)	(2,109)	(95,556)
Net Increase / (Decrease)	(75)	$ (3,638)	(849)	$ (36,166)	449	$ 18,596	(295)	$ (12,387)

	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	739	$ 23,042	1,190	$ 51,050	239	$ 5,346	573	$ 14,370
Reinvestment of distributions	2,068	58,361	1,914	89,148	128	2,728	79	2,220
Shares repurchased and cross class conversions	(2,037)	(63,512)	(4,451)	(183,422)	(599)	(13,064)	(1,012)	(25,277)
Net Increase / (Decrease)	770	$ 17,891	(1,347)	$ (43,224)	(232)	$ (4,990)	(360)	$ (8,687)
Class C
Shares sold and cross class conversions	85	$ 2,111	134	$ 4,975	17	$ 346	48	$ 1,196
Reinvestment of distributions	1,173	26,885	1,122	44,255	18	379	13	354
Shares repurchased and cross class conversions	(1,182)	(30,731)	(2,086)	(72,147)	(59)	(1,278)	(190)	(4,664)
Net Increase / (Decrease)	76	$ (1,735)	(830)	$ (22,917)	(24)	$ (553)	(129)	$ (3,114)
Class I
Shares sold and cross class conversions	7,357	$ 239,778	13,019	$ 547,197	3,321	$ 73,444	8,696	$ 221,327
Reinvestment of distributions	11,770	347,075	12,565	606,256	1,009	21,459	713	20,021
Shares repurchased and cross class conversions	(20,039)	(665,754)	(39,045)	(1,637,063)	(11,625)	(255,629)	(15,860)	(392,909)
Net Increase / (Decrease)	(912)	$ (78,901)	(13,461)	$ (483,610)	(7,295)	$ (160,726)	(6,451)	$ (151,561)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	2,860	$ 96,101	1,270	$ 53,101	119	$ 2,681	763	$ 20,337
Reinvestment of distributions	745	22,107	533	25,848	33	713	39	1,088
Shares repurchased and cross class conversions	(816)	(27,425)	(1,318)	(55,871)	(288)	(6,343)	(2,129)	(51,910)
Net Increase / (Decrease)	2,789	$ 90,783	485	$ 23,078	(136)	$ (2,949)	(1,327)	$ (30,485)

	KAR Small-Mid Cap Core Fund				KAR Small-Mid Cap Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	348	$ 5,388	961	$ 16,434	306	$ 2,752	14	$ 123
Reinvestment of distributions	—	—	31	598	—	—	—	—
Shares repurchased and cross class conversions	(399)	(6,071)	(1,051)	(17,254)	(15)	(136)	(25)	(230)
Net Increase / (Decrease)	(51)	$ (683)	(59)	$ (222)	291	$ 2,616	(11)	$ (107)
Class C
Shares sold and cross class conversions	425	$ 6,520	587	$ 9,842	—	$ —	2	$ 24
Reinvestment of distributions	—	—	22	408	—	—	—	—
Shares repurchased and cross class conversions	(241)	(3,628)	(271)	(4,281)	(—) (1)	(—) (2)	(1)	(6)
Net Increase / (Decrease)	184	$ 2,892	338	$ 5,969	— (1)	$ —(2)	1	$ 18
Class I
Shares sold and cross class conversions	12,528	$ 196,862	31,319	$ 542,183	134	$ 1,189	180	$ 1,768
Reinvestment of distributions	—	—	772	14,989	—	—	—	—
Shares repurchased and cross class conversions	(12,496)	(194,934)	(30,000)	(491,454)	(107)	(863)	(117)	(1,076)
Net Increase / (Decrease)	32	$ 1,928	2,091	$ 65,718	27	$ 326	63	$ 692
Class R6
Shares sold and cross class conversions	821	$ 13,221	616	$ 10,746	2	$ 16	44	$ 416
Reinvestment of distributions	—	—	8	153	—	—	—	—
Shares repurchased and cross class conversions	(269)	(4,251)	(465)	(7,277)	(1)	(9)	(4)	(36)
Net Increase / (Decrease)	552	$ 8,970	159	$ 3,622	1	$ 7	40	$ 380

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	KAR Small-Mid Cap Value Fund				SGA Emerging Markets Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	54	$ 453	81	$ 686	2	$ 18	— (1)	$ 2
Reinvestment of distributions	— (1)	1	—	— (1)	—	—	— (1)	5
Shares repurchased and cross class conversions	—	—	(4)	(43)	—	—	(—) (1)	(6)
Net Increase / (Decrease)	54	$ 454	77	$ 643	2	$ 18	— (1)	$ 1
Class C
Shares sold and cross class conversions	— (1)	$ 1	— (1)	$ 1	9	$ 91	3	$ 32
Reinvestment of distributions	—	—	—	—	—	—	— (1)	2
Shares repurchased and cross class conversions	(—) (1)	(1)	—	—	—	—	(5)	(48)
Net Increase / (Decrease)	—	$ —(2)	— (1)	$ 1	9	$ 91	(2)	$ (14)
Class I
Shares sold and cross class conversions	85	$ 734	52	$ 480	2	$ 19	2	$ 19
Reinvestment of distributions	— (1)	2	— (1)	— (1)	—	—	2	18
Shares repurchased and cross class conversions	(1)	(10)	(9)	(81)	(—) (1)	(3)	(8)	(84)
Net Increase / (Decrease)	84	$ 726	43	$ 399	2	$ 16	(4)	$ (47)
Class R6
Shares sold and cross class conversions	— (1)	$ —(2)	79	$ 729	— (1)	$ —(2)	— (1)	$ 5
Reinvestment of distributions	— (1)	2	—	—	—	—	34	359
Shares repurchased and cross class conversions	—	—	—	—	(11)	(100)	(—) (1)	(—) (2)
Net Increase / (Decrease)	— (1)	$ 2	79	$ 729	(11)	$ (100)	34	$ 364

	SGA Global Growth Fund				SGA New Leaders Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	41	$ 853	105	$ 2,694	1	$ 4	1	$ 10
Reinvestment of distributions	24	498	79	2,257	—	—	—	—
Shares repurchased and cross class conversions	(61)	(1,299)	(372)	(8,853)	(1)	(1)	—	—
Net Increase / (Decrease)	4	$ 52	(188)	$ (3,902)	— (1)	$ 3	1	$ 10
Class C
Shares sold and cross class conversions	3	$ 64	17	$ 411	—	$ —	—	$ —
Reinvestment of distributions	5	104	20	518	—	—	—	—
Shares repurchased and cross class conversions	(29)	(566)	(83)	(1,863)	—	—	(—) (1)	(2)
Net Increase / (Decrease)	(21)	$ (398)	(46)	$ (934)	—	$ —	— (1)	$ (2)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
	SGA Global Growth Fund				SGA New Leaders Growth Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	93	$ 2,033	347	$ 8,599	—	$ —	—	$ —
Reinvestment of distributions	31	641	120	3,430	—	—	—	—
Shares repurchased and cross class conversions	(713)	(14,690)	(511)	(13,097)	—	—	—	—
Net Increase / (Decrease)	(589)	$ (12,016)	(44)	$ (1,068)	—	$ —	—	$ —
Class R6
Shares sold and cross class conversions	35	$ 804	106	$ 2,828	44	$ 299	281	$ 2,311
Reinvestment of distributions	59	1,288	173	5,122	—	—	—	—
Shares repurchased and cross class conversions	(206)	(4,555)	(129)	(3,255)	(36)	(250)	(—) (1)	(—) (2)
Net Increase / (Decrease)	(112)	$ (2,463)	150	$ 4,695	8	$ 49	281	$ 2,311

	Tactical Allocation Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,002	$ 9,211	1,763	$ 21,058
Reinvestment of distributions	4,017	34,977	4,277	55,565
Shares repurchased and cross class conversions	(4,487)	(41,196)	(7,747)	(89,303)
Net Increase / (Decrease)	532	$ 2,992	(1,707)	$ (12,680)
Class C
Shares sold and cross class conversions	46	$ 432	130	$ 1,585
Reinvestment of distributions	77	690	144	1,924
Shares repurchased and cross class conversions	(393)	(3,691)	(1,271)	(15,093)
Net Increase / (Decrease)	(270)	$ (2,569)	(997)	$ (11,584)
Class I
Shares sold and cross class conversions	188	$ 1,744	777	$ 9,619
Reinvestment of distributions	191	1,657	299	3,867
Shares repurchased and cross class conversions	(676)	(6,195)	(1,951)	(21,786)
Net Increase / (Decrease)	(297)	$ (2,794)	(875)	$ (8,300)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Tactical Allocation Fund
	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	— (1)	$ 1	— (1)	$ 4
Reinvestment of distributions	— (1)	— (2)	— (1)	— (2)
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	(—) (1)	(—) (2)
Net Increase / (Decrease)	— (1)	$ 1	— (1)	$ 4
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 6. 10% Shareholders
As of March 31, 2023, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
KAR Global Quality Dividend Fund	16%	1
KAR Mid-Cap Core Fund	50	4
KAR Mid-Cap Growth Fund	27	2
KAR Small-Cap Core Fund	26	2
KAR Small-Cap Growth Fund	21	2
KAR Small-Cap Value Fund	32	1
KAR Small-Mid Cap Core Fund	48	3
KAR Small-Mid Cap Growth Fund	71	3 *
KAR Small-Mid Cap Value Fund	90	4 *
SGA Emerging Markets Growth Fund	68	3
SGA Global Growth Fund	34	2
SGA New Leaders Growth Fund	82	2 *
*	Includes affiliated shareholder account(s).
Note 7.  Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In July 2017, the head of the United Kingdom Financial Conduct Authority (“FCA”) announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs are expected to continue until June 30, 2023. The ICE Benchmark Administration Limited, which is regulated and authorized by FCA, and the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes will have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At March 31, 2023, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	29%
KAR Mid-Cap Core Fund	Industrials	34
KAR Mid-Cap Growth Fund	Information Technology	26
KAR Small-Cap Core Fund	Industrials	43
KAR Small-Cap Growth Fund	Financials	30
KAR Small-Cap Value Fund	Industrials	35
KAR Small-Mid Cap Core Fund	Information Technology	31
KAR Small-Mid Cap Value Fund	Industrials	30
KAR Small-Mid Cap Value Fund	Financials	26
SGA Emerging Markets Growth Fund	Consumer Staples	35
SGA Global Growth Fund	Information Technology	31
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
The following Fund held securities that were considered to be restricted at March 31, 2023:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Mid-Cap Growth Fund	Security Scorecard, Inc. Series E	3/5/2021	$40,000	$26,103	1.6%
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). On June 14, 2021, the Credit Agreement was increased to $250,000. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to July 7, 2023. Effective March 10, 2022, interest is charged at the higher of the SOFR (prior to effective date, LIBOR) or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the six months ended March 31, 2023, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Funds had outstanding loans during the six months period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
KAR Equity Income Fund	$ 1	$ 4,800	5.40%	1
KAR Small-Cap Growth Fund	90	40,113	5.40	15

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
KAR Small-Cap Value Fund	$ 2	$ 8,200	4.92%	2
KAR Small-Mid Cap Core Fund	2	3,425	5.40	4
SGA Global Growth Fund	1	2,400	4.13	4
Note 11. Federal Income Tax Information
($ reported in thousands)
At March 31, 2023, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 255,735	$ 279,664	$ (29,857)	$ 249,807
KAR Equity Income Fund	139,754	17,916	(6,222)	11,694
KAR Global Quality Dividend Fund	36,371	4,891	(2,640)	2,251
KAR Mid-Cap Core Fund	1,251,947	298,569	(17,481)	281,088
KAR Mid-Cap Growth Fund	1,172,031	460,721	(82,225)	378,496
KAR Small-Cap Core Fund	1,014,448	718,871	(35,271)	683,600
KAR Small-Cap Growth Fund	2,406,258	1,387,408	(281,606)	1,105,802
KAR Small-Cap Value Fund	659,373	289,396	(76,426)	212,970
KAR Small-Mid Cap Core Fund	1,079,545	128,714	(72,914)	55,800
KAR Small-Mid Cap Growth Fund	8,732	449	(711)	(262)
KAR Small-Mid Cap Value Fund	5,919	187	(670)	(483)
SGA Emerging Markets Growth Fund	4,807	908	(661)	247
SGA Global Growth Fund	91,117	25,737	(4,987)	20,750
SGA New Leaders Growth Fund	6,971	444	(1,069)	(625)
Tactical Allocation Fund	512,547	153,061	(63,070)	89,991
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2022, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
KAR Global Quality Dividend Fund	$ 95	$—
KAR Small-Mid Cap Growth Fund	44	—
SGA Emerging Markets Growth Fund	21	—
SGA New Leaders Growth Fund	163	—
Tactical Allocation Fund	26,995	—
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2023
Note 14. New Regulatory Pronouncement
In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

 RESULTS OF SHAREHOLDER MEETING (Unaudited)
VIRTUS EQUITY TRUST
DECEMBER 9, 2022
At a special meeting of shareholders of Virtus Equity Trust (the “Trust”) held on December 9, 2022 (as adjourned from June 28, August 9 and September 20, 2022), shareholders of Virtus KAR Mid-Cap Core Fund and Virtus KAR Small-Cap Core Fund (each a “Fund” and collectively, the “Funds”) voted on a proposal to permit Virtus Investment Advisers, Inc. to hire, terminate and replace subadvisers for the Funds or to modify subadvisory agreements for the Funds without shareholder approval, and to permit the Funds to disclose advisory and subadvisory fee information in an aggregated manner. Following are the results of that vote:
Fund	Votes For	Votes Against	Abstain	Uninstructed
Virtus KAR Mid-Cap Core Fund	$616,851,582.05 or 84.265% of Voted	$16,362,493.05 or 2.236% of Voted	$9,572,615.56 or 1.307% of Voted	$89,251,331.89 or 12.192% of Voted
Virtus KAR Small-Cap Core Fund	$776,332,634.34 or 91.465% of Voted	$18,943,988.02 or 2.232% of Voted	$9,368,103.77 or 1.104% of Voted	$44,132,455.99 or 5.199% of Voted

Shareholders of each Fund voted to approve the above proposal.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL-MID CAP GROWTH FUND, VIRTUS KAR SMALL-MID CAP VALUE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR”), with respect to Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus KAR Small-Mid Cap Growth Fund, Virtus KAR Small-Mid Cap Value Fund and Virtus Tactical Allocation Fund (domestic equity portion and international equity portion only); among the Trust, VIA and Virtus Fixed Income Advisers, LLC (“VFIA”), acting through its division Newfleet Asset Management, LLC, with respect to Virtus Tactical Allocation Fund (fixed income portion only); and among the Trust, VIA and Sustainable Growth Advisers LP (“SGA”) with respect to Virtus SGA Emerging Markets Growth Fund, Virtus SGA Global Growth Fund and Virtus SGA New Leaders Growth Fund (each of KAR, VFIA and SGA, a “Subadviser” and collectively, the “Subadvisers”). At meetings held on November 1, 2022, and November 14-16, 2022 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Funds they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Funds by VIA and each of the Subadvisers; (b) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VIA under the Advisory Agreement; (e) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL-MID CAP GROWTH FUND, VIRTUS KAR SMALL-MID CAP VALUE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Fund’s(s’) investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and each Subadviser’s management of the respective Fund(s) is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s(s’) summary and statutory prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and their respective portfolio compositions, as well as each Subadviser’s investment strategy(ies). The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL-MID CAP GROWTH FUND, VIRTUS KAR SMALL-MID CAP VALUE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2022.
Virtus KAR Capital Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Equity Income Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
Virtus KAR Global Quality Dividend Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3- and 5-year periods and outperformed the median of its Performance Universe for the 10-year period. The Board also noted that the Fund underperformed its benchmark for the 1-, 3-, and 5-year periods and outperformed its benchmark for the 10-year period. The Board also considered that the Fund’s investment strategy had recently changed, so that the performance shown included that of a prior strategy.
Virtus KAR Mid-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 10-year periods and underperformed the median of its Performance Universe for the 3- and 5-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus KAR Mid-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its 1-year period. The Board also noted that the fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus KAR Small-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 5- and 10-year periods and underperformed the median of its Performance Universe for the 1- and 3-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus KAR Small-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods and underperformed the median of its Performance Universe for the 1-year period. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus KAR Small-Cap Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 3-, 5- and 10-year periods and underperformed its benchmark for the 1-year period.
Virtus KAR Small-Mid Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3-year period. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.
Virtus KAR Small-Mid Cap Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year-to-date period.
Virtus KAR Small-Mid Cap Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year-to-date period.
Virtus SGA Emerging Markets Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year-to-date and 1-year periods.
Virtus SGA Global Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3- and 5-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL-MID CAP GROWTH FUND, VIRTUS KAR SMALL-MID CAP VALUE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus SGA New Leaders Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its Benchmark for the year to date period.
Virtus Tactical Allocation Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the year-to-date period. The Board also noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period.
After reviewing these and related factors, the Board concluded that each Fund’s overall performance, reasons discussed for certain Fund’s underperformance, and/or actions taken to address underperformance, was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory fees. The Board also noted that all of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders, and that VIA had proposed to lower the expense caps in place for Class A, C and I Shares of Virtus SGA Global Growth Fund. The Board also noted that the subadvisory fees were paid by VIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of each Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.  The Trustees considered the Funds’ expenses in connection with the review of Fund performance.
Virtus KAR Capital Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Equity Income Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Global Quality Dividend Fund. The Board considered that the Fund’s net management fee was in the second quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus KAR Mid-Cap Core Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and net total expenses after waivers were in the third quintile of the Expense Universe.
Virtus KAR Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the third quintile of the Expense Universe.
Virtus KAR Small-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Small-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the third quintile of the Expense Group.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL-MID CAP GROWTH FUND, VIRTUS KAR SMALL-MID CAP VALUE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Virtus KAR Small-Mid Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the fourth quintile of the Expense Universe.
Virtus KAR Small-Mid Cap Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and the net total expenses after waivers were in the fourth quintile.
Virtus KAR Small-Mid Cap Value Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus SGA Emerging Markets Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus SGA Global Growth Fund. The Board considered that the Fund’s net management fee was in the fourth quintile of the Expense Universe and the net total expenses after waivers were in the fifth quintile.
Virtus SGA New Leaders Growth Fund. The Board considered that the Fund’s net management fee was in the first quintile of the Expense Universe and net total expenses after waivers were in the fourth quintile of the Expense Universe.
Virtus Tactical Allocation Fund.  The Board considered that the Fund’s net management fee was in the second quintile and net total expenses after waivers were in the third quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. The Board also approved the proposed lower expense caps to limit the total expenses of certain classes of Virtus SGA Global Growth Fund.
Profitability
The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates as well as other factors.
In considering the profitability to the Subadvisers in connection with their relationships to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.
Economies of Scale
The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that expense caps were also in place for the Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current sizes of the Funds. The Board also noted that VIA had agreed to implement an extension of each Fund’s expense cap through January 31, 2024, and had agreed to lower certain expense caps applicable to Virtus SGA Global Growth Fund. The Board

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS KAR CAPITAL GROWTH FUND, VIRTUS KAR EQUITY INCOME FUND, VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND, VIRTUS KAR MID-CAP CORE FUND, VIRTUS KAR MID-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP CORE FUND, VIRTUS KAR SMALL-CAP GROWTH FUND, VIRTUS KAR SMALL-CAP VALUE FUND, VIRTUS KAR SMALL-MID CAP CORE FUND, VIRTUS KAR SMALL-MID CAP GROWTH FUND, VIRTUS KAR SMALL-MID CAP VALUE FUND, VIRTUS SGA EMERGING MARKETS GROWTH FUND, VIRTUS SGA GLOBAL GROWTH FUND, VIRTUS SGA NEW LEADERS GROWTH FUND AND VIRTUS TACTICAL ALLOCATION FUND (each a “FUND” and collectively, the “FUNDS”) BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
then concluded that no other changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current sizes of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.
Other Factors
The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund(s). Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA and the Subadvisers, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA and the Subadvisers also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fees to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8029	05-23

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 5/29/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 5/29/2023

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date 5/25/2023

*	Print the name and title of each signing officer under his or her signature.